DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—98.6%

Communication Services—2.2%
Cellnex Telecom SA 144A (Spain)(1)	61,045	$2,259

Energy—17.5%
Antero Midstream Corp. (United States)	88,520	1,014
Cheniere Energy, Inc. (United States)(2)	37,184	2,545
Enbridge, Inc. (Canada)	76,910	2,775
Golar LNG Ltd. (Bermuda)	50,188	927
Kinder Morgan, Inc. (United States)	114,679	2,395
ONEOK, Inc. (United States)	19,430	1,337
Pembina Pipeline Corp. (Canada)	47,625	1,773
Targa Resources Corp. (United States)	18,428	724
TC Energy Corp. (Canada)	48,896	2,421
Williams Cos., Inc. (The) (United States)	78,744	2,208

		18,119

Industrials—28.4%
Aena SME SA 144A (Spain)(1)	13,921	2,759
Atlantia SpA (Italy)	120,705	3,144
Auckland International Airport Ltd. (New Zealand)	220,265	1,458
CSX Corp. (United States)	24,555	1,900
East Japan Railway Co. (Japan)	16,090	1,504
Ferrovial SA (Spain)	58,350	1,494
Fraport AG Frankfurt Airport Services Worldwide (Germany)	15,900	1,367
Norfolk Southern Corp. (United States)	11,922	2,376
Sydney Airport (Australia)	229,636	1,296
Transurban Group (Australia)	596,778	6,176
Union Pacific Corp. (United States)	16,407	2,775
Vinci SA (France)	31,523	3,228

		29,477

Real Estate—10.3%
American Tower Corp. (United States)	30,487	6,233
Crown Castle International Corp. (United States)	33,630	4,384

		10,617

Utilities—40.2%
American Electric Power Co., Inc. (United States)	39,812	3,504
American Water Works Co., Inc. (United States)	20,659	2,396
Aqua America, Inc. (United States)	27,845	1,152
Atmos Energy Corp. (United States)	19,738	2,084
CMS Energy Corp. (United States)	30,659	1,775
Dominion Energy, Inc. (United States)	41,001	3,170
DTE Energy Co. (United States)	9,148	1,170
Enel SpA (Italy)	199,182	1,391
Evergy, Inc. (United States)	28,797	1,732
Fortis, Inc. (Canada)	49,196	1,943
Iberdrola SA (Spain)	182,304	1,817
National Grid plc (United Kingdom)	129,184	1,371
Naturgy Energy Group SA (Spain)	53,116	1,463
NextEra Energy, Inc. (United States)	28,844	5,909
NiSource, Inc. (United States)	54,933	1,582

	Shares	Value
Utilities—continued
Orsted A/S 144A (Denmark)(1)	35,910	$3,105
Public Service Enterprise Group, Inc. (United States)	36,172	2,128
Sempra Energy (United States)	29,227	4,017

		41,709

TOTAL COMMON STOCKS
(Identified Cost $82,022)		102,181

TOTAL LONG-TERM INVESTMENTS—98.6%
(Identified Cost $82,022)		102,181

TOTAL INVESTMENTS—98.6%
(Identified Cost $82,022)		$102,181
Other assets and liabilities, net—1.4%		1,496

NET ASSETS—100.0%		$103,677

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $8,123 or 7.8% of net assets.

(2)	Non-income producing.

Country Weightings†
United States	57%
Spain	10
Canada	9
Australia	7
Italy	5
France	3
Denmark	3
Other	6
Total	100%
† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$102,181	$102,181

Total Investments	$102,181	$102,181

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—99.2%

Australia—3.0%
Dexus Property Group	218,339	$1,990
GPT Group (The) - In Specie(1)(2)	13,566	—(3)
National Storage REIT	2,062,044	2,533
Scentre Group	735,389	1,983

		6,506

Belgium—0.6%
Shurgard Self Storage SA	34,767	1,257

Canada—3.5%
Boardwalk Real Estate Investment Trust	108,600	3,304
Granite Real Estate Investment Trust	90,729	4,177

		7,481

China—0.5%
GDS Holdings Ltd. ADR(2)	30,200	1,135

France—1.2%
Klepierre SA	78,980	2,647

Germany—4.0%
Deutsche Wohnen SE	38,900	1,427
TLG Immobilien AG	112,300	3,288
Vonovia SE	83,919	4,008

		8,723

Hong Kong—5.7%
Link REIT	292,504	3,595
Swire Properties Ltd.	1,008,000	4,071
Wharf Real Estate Investment Co., Ltd.	682,600	4,810

		12,476

India—1.0%
Ascendas India Trust	2,160,800	2,172

Ireland—2.4%
Green REIT plc	1,812,723	3,731
Irish Residential Properties REIT plc	811,000	1,555

		5,286

Japan—12.2%
Invesco Office J-REIT, Inc.	18,800	3,144
Invincible Investment Corp.	4,899	2,536
Kenedix Office Investment Corp.	347	2,481
Kenedix Residential Next Investment Corp.	1,650	2,922
Mitsubishi Estate Co., Ltd.	439,000	8,164
Mitsui Fudosan Logistics Park, Inc.	1,120	3,807
Nippon Prologis REIT, Inc.	1,536	3,546

		26,600

Netherlands—0.6%
Unibail—Rodamco-Westfield	8,778	1,315

Norway—1.4%
Entra ASA 144A(4)	202,833	3,115

	Shares	Value

Singapore—0.5%
Mapletree Industrial Trust	666,100	$1,103

Spain—2.7%
Inmobiliaria Colonial SOCIMI SA	284,500	3,169
Merlin Properties SOCIMI SA	199,000	2,760

		5,929

Sweden—1.6%
Kungsleden AB	422,000	3,481

United Kingdom—5.8%
Derwent London plc	45,410	1,797
Empiric Student Property plc	527,359	608
Safestore Holdings plc	234,557	1,828
Segro plc	193,928	1,798
UNITE Group plc (The)	340,900	4,219
Workspace Group plc	201,800	2,240

		12,490

United States—52.5%
Alexandria Real Estate Equities, Inc.	36,665	5,173
American Homes 4 Rent Class A	133,650	3,249
Americold Realty Trust	164,111	5,320
Apartment Investment & Management Co. Class A	64,631	3,239
AvalonBay Communities, Inc.	28,165	5,723
Brixmor Property Group, Inc.	142,533	2,549
Cousins Properties, Inc.	117,600	4,254
CubeSmart	91,875	3,072
CyrusOne, Inc.	58,500	3,377
Digital Realty Trust, Inc.	38,715	4,560
Douglas Emmett, Inc.	62,695	2,498
Duke Realty Corp.	135,496	4,283
Equity Residential	63,715	4,837
Essex Property Trust, Inc.	8,427	2,460
Extra Space Storage, Inc.	29,465	3,126
HCP, Inc.	218,400	6,984
Healthcare Trust of America, Inc. Class A	136,500	3,744
Host Hotels & Resorts, Inc.	115,606	2,106
Mid-America Apartment Communities, Inc.	23,500	2,767
Paramount Group, Inc.	83,140	1,165
Prologis, Inc.	92,634	7,420
Regency Centers Corp.	50,950	3,400
RLJ Lodging Trust	102,507	1,818
Ryman Hospitality Properties, Inc.	38,100	3,090
Simon Property Group, Inc.	17,831	2,849
Spirit Realty Capital, Inc.	82,016	3,499
STORE Capital Corp.	96,800	3,213
Sun Communities, Inc.	39,006	5,000
Taubman Centers, Inc.	37,250	1,521
Ventas, Inc.	44,870	3,067

See Notes to Schedule of Investments

DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
United States—continued
VICI Properties, Inc.	213,550	$4,707

		114,070

TOTAL COMMON STOCKS
(Identified Cost $182,384)		215,786

TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $182,384)		215,786

TOTAL INVESTMENTS—99.2%
(Identified Cost $182,384)		$215,786
Other assets and liabilities, net—0.8%		1,693

NET ASSETS—100.0%		$217,479

Abbreviations:

ADR   American Depositary Receipt

REIT  Real Estate Investment Trust

Footnote Legend:

(1)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(2)	Non-income producing.
(3)	Amount is less than $500.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $3,115 or 1.4% of net assets.

Country Weightings†
United States	53%
Japan	12
United Kingdom	6
Hong Kong	6
Germany	4
Canada	3
Australia	3
Other	13
Total	100%
† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$215,786	$215,786	$—	(1)

Total Investments	$215,786	$215,786	$—	(1)

(1)	Amount is less than $500.

There were no securities valued using significant observable inputs (Level 2) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.

See Notes to Schedule of Investments

DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—97.5%

Australia—7.1%
Dexus Property Group	115,718	$1,054
GPT Group (The) - In Specie(1)(2)	588,920	—(3)
National Storage REIT	758,765	932
Scentre Group	476,171	1,284

		3,270

Belgium—0.9%
Shurgard Self Storage SA	10,856	393

Canada—6.7%
Boardwalk Real Estate Investment Trust	41,000	1,247
First Capital Realty, Inc.	27,405	457
Granite Real Estate Investment Trust	29,576	1,362

		3,066

China—1.1%
GDS Holdings Ltd. ADR(2)	12,800	481

France—3.8%
Klepierre SA	28,331	950
Mercialys SA	60,300	796

		1,746

Germany—7.4%
Deutsche Wohnen SE	16,500	606
TLG Immobilien AG	38,300	1,121
Vonovia SE	34,974	1,670

		3,397

Hong Kong—13.4%
Hysan Development Co., Ltd.	168,000	868
Link REIT	131,441	1,615
Swire Properties Ltd.	413,000	1,668
Wharf Real Estate Investment Co., Ltd.	278,000	1,959

		6,110

India—1.2%
Ascendas India Trust	566,100	569

Ireland—4.4%
Green REIT plc	670,542	1,380
Irish Residential Properties REIT plc	325,000	623

		2,003

Japan—25.2%
Invesco Office J-REIT, Inc.	7,413	1,240
Invincible Investment Corp.	2,287	1,184
Kenedix Office Investment Corp.	190	1,359
Kenedix Residential Next Investment Corp.	660	1,168
Kenedix Retail REIT Corp.	354	869
Mitsubishi Estate Co., Ltd.	155,700	2,895
Mitsui Fudosan Logistics Park, Inc.	396	1,346
Nippon Prologis REIT, Inc.	641	1,480

		11,541

	Shares	Value

Netherlands—2.9%
Unibail—Rodamco-Westfield	8,875	$1,330

Norway—2.5%
Entra ASA 144A(4)	75,528	1,160

Singapore—0.7%
Mapletree Industrial Trust	180,900	300

Spain—5.0%
Inmobiliaria Colonial SOCIMI SA	109,900	1,224
Merlin Properties SOCIMI SA	77,000	1,068

		2,292

Sweden—3.0%
Kungsleden AB	164,500	1,357

United Kingdom—12.2%
Derwent London plc	20,646	817
Empiric Student Property plc	428,850	494
Safestore Holdings plc	119,376	930
Segro plc	118,368	1,098
UNITE Group plc (The)	102,700	1,271
Workspace Group plc	87,100	967

		5,577

TOTAL COMMON STOCKS
(Identified Cost $38,143)		44,592

TOTAL LONG-TERM INVESTMENTS—97.5%
(Identified Cost $38,143)		44,592

TOTAL INVESTMENTS—97.5%
(Identified Cost $38,143)		$44,592
Other assets and liabilities, net—2.5%		1,131

NET ASSETS—100.0%		$45,723

Abbreviations:

ADR   American Depositary Receipt

REIT  Real Estate Investment Trust

Footnote Legend:

(1)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(2)	Non-income producing.
(3)	Amount is less than $500.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $1,160 or 2.5% of net assets.

See Notes to Schedule of Investments

DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Country Weightings†
Japan	26%
Hong Kong	14
United Kingdom	12
Germany	8
Australia	7
Canada	7
Spain	5
Other	21
Total	100%
† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$44,592	$44,592	$—	(1)

Total Investments	$44,592	$44,592	$—	(1)

(1)	Amount is less than $500.

There were no securities valued using significant observable inputs (Level 2) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.

See Notes to Schedule of Investments

DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—99.2%

Real Estate Investment Trusts—99.2%

Data Centers—9.0%
CyrusOne, Inc.	338,518	$19,539
Digital Realty Trust, Inc.	198,113	23,336
Equinix, Inc.	18,901	9,531

		52,406

Diversified—1.1%
Vornado Realty Trust	99,595	6,384

Health Care—10.8%
HCP, Inc.	935,300	29,911
Healthcare Trust of America, Inc. Class A	732,000	20,079
Ventas, Inc.	187,350	12,805

		62,795

Industrial/Office—23.9%

Industrial—12.7%
Americold Realty Trust	622,903	20,195
Duke Realty Corp.	679,193	21,469
Prologis, Inc.	399,804	32,024

		73,688

Office—11.2%
Alexandria Real Estate Equities, Inc.	191,105	26,963
Cousins Properties, Inc.	562,609	20,350
Douglas Emmett, Inc.	288,508	11,494
Paramount Group, Inc.	472,241	6,616

		65,423

Total Industrial/Office		139,111

Lodging/Resorts—6.6%
Host Hotels & Resorts, Inc.	688,294	12,541
RLJ Lodging Trust	624,105	11,072
Ryman Hospitality Properties, Inc.	131,650	10,675
Summit Hotel Properties, Inc.	381,507	4,376

		38,664

Residential—24.4%

Apartments—17.1%
Apartment Investment & Management Co. Class A	380,938	19,093
AvalonBay Communities, Inc.	152,115	30,907
Equity Residential	315,795	23,975
Essex Property Trust, Inc.	51,904	15,152
Mid-America Apartment Communities, Inc.	86,500	10,186

		99,313

	Shares	Value

Manufactured Homes—4.0%
Sun Communities, Inc.	181,680	$23,289

Single Family Homes—3.3%
American Homes 4 Rent Class A	797,600	19,390

Total Residential		141,992

Retail—14.2%

Free Standing—4.3%
Spirit Realty Capital, Inc.	321,296	13,706
STORE Capital Corp.	338,200	11,225

		24,931

Regional Malls—4.0%
Simon Property Group, Inc.	104,341	16,670
Taubman Centers, Inc.	162,291	6,626

		23,296

Shopping Centers—5.9%
Brixmor Property Group, Inc.	759,596	13,582
Regency Centers Corp.	317,500	21,190

		34,772

Total Retail		82,999

Self Storage—5.7%
CubeSmart	355,850	11,899
Extra Space Storage, Inc.	128,729	13,658
Public Storage	32,400	7,717

		33,274

Specialty—3.5%
VICI Properties, Inc.	925,300	20,394

TOTAL COMMON STOCKS
(Identified Cost $416,042)		578,019

TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $416,042)		578,019

TOTAL INVESTMENTS—99.2%
(Identified Cost $416,042)		$578,019
Other assets and liabilities, net—0.8%		4,469

NET ASSETS—100.0%		$582,488

See Notes to Schedule of Investments

DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$578,019	$578,019

Total Investments	$578,019	$578,019

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

HERZFELD FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
CLOSED END FUNDS(1) —86.5%

Equity Funds—25.7%
Boulder Growth & Income Fund, Inc.	241,988	$2,720
Central Securities Corp.	79,819	2,436
Cornerstone Strategic Value Fund, Inc.	203,838	2,373
Franklin Universal Trust	15,303	112
General American Investors Co., Inc.	43,471	1,543
Kayne Anderson Midstream/Energy Fund, Inc.	67,668	783
Kayne Anderson MLP Investment Co.	57,881	886
RMR Real Estate Income Fund	33,704	618
Salient Midstream & MLP Fund(2)	97,646	839
Tortoise Pipeline & Energy Fund, Inc.	36,108	519
Tortoise Power and Energy Infrastructure Fund, Inc.	60,342	1,106

		13,935

Fixed Income Funds—28.4%
Apollo Tactical Income Fund, Inc.	131,431	1,939
BlackRock Core Bond Trust	80,325	1,129
Brookfield Real Assets Income Fund, Inc.	26,376	572
Eaton Vance Ltd. Duration Income Fund	175,505	2,220
Highland Floating Rate Opportunities Fund	199,537	2,762
Nuveen Credit Strategies Income Fund	330,943	2,621
Nuveen Floating Rate Income Opportunity Fund	130,600	1,272
OFS Credit Co., Inc.	43,852	785
PGIM High Yield Bond Fund, Inc.	143,189	2,095

		15,395

International Equity Funds—30.2%
Aberdeen Global Dynamic Dividend Fund(2)	77,686	749
Aberdeen Japan Equity Fund, Inc.	90,398	633
Aberdeen Total Dynamic Dividend Fund	138,069	1,151
India Fund, Inc. (The)	25,787	549
Japan Smaller Capitalization Fund, Inc.	25,410	216
Morgan Stanley India Investment Fund, Inc.	50,000	1,048
New Germany Fund, Inc. (The)	88,695	1,258
NexPoint Strategic Opportunities Fund	450,883	8,531
Source Capital, Inc.	20,883	764
Taiwan Fund, Inc. (The)	84,216	1,427

		16,326

International Fixed Income Funds—2.2%
PGIM Global High Yield Fund, Inc.	82,682	1,195

TOTAL CLOSED END FUNDS
(Identified Cost $45,441)		46,851

	Shares	Value
PREFERRED STOCKS—4.8%

Financials—4.8%
Eagle Point Credit Co., Inc., 6.750%(2)	34,138	$871
Medallion Financial Corp., 9.000%	66,421	1,743

		2,614

TOTAL PREFERRED STOCKS
(Identified Cost $2,520)		2,614

TOTAL LONG-TERM INVESTMENTS—91.3%
(Identified Cost $47,961)		49,465

SHORT-TERM INVESTMENT—3.9%

Money Market Mutual Fund(1) —3.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)	2,085,248	2,085

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $2,085)		2,085

SECURITIES LENDING COLLATERAL(1) —0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(3)	8,245	8

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $8)		8

TOTAL INVESTMENTS—95.2%
(Identified Cost $50,054)		$51,558
Other assets and liabilities, net—4.8%		2,601

NET ASSETS—100.0%		$54,159

Abbreviation:

MLP Master Limited Partnership

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Closed End Funds	$46,851	$46,851
Preferred Stocks	2,614	2,614
Securities Lending
Collateral	8	8
Money Market Mutual
Fund	2,085	2,085

Total Investments	$51,558	$51,558

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—99.5%

Communication Services—13.3%
Alphabet, Inc. Class C(1)	288	$311
AMC Networks, Inc. Class A(1)	5,777	315
CBS Corp. Class B	6,464	323
Comcast Corp. Class A	7,344	310
Discovery, Inc. Class C(1)	11,661	332
DISH Network Corp. Class A(1)	8,125	312
Facebook, Inc. Class A(1)	1,684	325
Fox Corp. Class A	8,774	321
GCILiberty,Inc.Class A(1)	5,175	318
IAC/InterActiveCorp(1)	1,396	304
Liberty Braves Group Class C(1)	11,661	326
Liberty Broadband Corp. Class C(1)	3,110	324
Liberty Global plc Class C(1)	11,978	318
Liberty Latin America Ltd. Class C(1)	17,173	295
Liberty Media Corp. Class C(1)	8,571	321
Liberty Sirius XM Group Class C(1)	8,476	322
Liberty TripAdvisor Holdings, Inc. Class A(1)	25,932	322
Lions Gate Entertainment Corp. Class B	28,421	330
Madison Square Garden Co. (The) Class A(1)	1,096	307
MSG Networks, Inc. Class A(1)	15,154	314
News Corp. Class A	24,667	333
Viacom, Inc. Class B	10,657	318

		7,001

Consumer Discretionary—24.6%
Amazon.com, Inc.(1)	167	316
American Eagle Outfitters, Inc.	17,999	304
AutoNation, Inc.(1)	7,540	316
Buckle, Inc. (The)(2)	18,507	320
Caesars Entertainment Corp.(1)	31,940	378
Carnival Corp.	6,072	283
Choice Hotels International, Inc.	3,696	322
Columbia Sportswear Co.	3,152	316
Designer Brands, Inc.	17,507	336
Dick’s Sporting Goods, Inc.	9,376	325
Dillard’s, Inc. Class A(2)	5,364	334
eBay, Inc.	8,010	316
Expedia Group, Inc.	2,491	331
Gap, Inc. (The)	17,634	317
Garmin Ltd.	3,931	314
Horton (D.R.), Inc.	6,933	299
Hyatt Hotels Corp. Class A	4,178	318
International Speedway Corp. Class A	7,058	317
L Brands, Inc.	13,910	363
Lands’ End, Inc.(1)	24,795	303
Las Vegas Sands Corp.	5,341	316
Lennar Corp. Class A	6,056	293
Liberty Expedia Holdings, Inc. Class A(1)	6,936	331
Marriott International, Inc. Class A	2,352	330
Marriott Vacations Worldwide Corp.	3,221	310
Mohawk Industries, Inc.(1)	2,107	311
Newell Brands, Inc.	21,499	332
Nordstrom, Inc.	9,890	315
Penn National Gaming, Inc.(1)	16,038	309
Penske Automotive Group, Inc.	6,779	321
Qurate Retail, Inc.(1)	24,587	305
Ralph Lauren Corp.	2,803	318
Red Rock Resorts, Inc. Class A	13,848	297
Restaurant Brands International, Inc.	4,647	323
Sears Hometown and Outlet Stores, Inc.(1)(2)	119,522	284

	Shares	Value
Consumer Discretionary—continued
Tenneco, Inc. Class A	30,467	$338
Tesla, Inc.(1)(2)	1,413	316
Under Armour, Inc. Class C(1)	13,231	294
Urban Outfitters, Inc.(1)	13,366	304
Weight Watchers International, Inc.(1)	15,187	290
Wendy’s Co. (The)	16,368	320

		12,985

Consumer Staples—6.8%
Boston Beer Co., Inc. (The) Class A(1)	938	354
Brown-Forman Corp. Class B	5,870	325
Constellation Brands, Inc. Class A	1,746	344
Estee Lauder Cos., Inc. (The) Class A	1,775	325
Hostess Brands, Inc.(1)	23,500	339
Lancaster Colony Corp.	2,138	318
Monster Beverage Corp.(1)	5,118	327
Nomad Foods Ltd.(1)	15,640	334
PriceSmart, Inc.	6,106	312
Spectrum Brands Holdings, Inc.	5,590	301
Tootsie Roll Industries, Inc.(2)	8,381	310

		3,589

Energy—5.1%
Cheniere Energy, Inc.(1)	4,781	327
Continental Resources, Inc.(1)	8,026	338
CVR Energy, Inc.	6,824	341
Exterran Corp.(1)	24,974	355
Hess Corp.	5,419	345
Par Pacific Holdings, Inc.(1)	16,555	340
RPC, Inc.	45,095	325
W&T Offshore, Inc.(1)	68,241	338

		2,709

Financials—12.8%
American Financial Group, Inc.	3,075	315
Berkley (W.R.) Corp.	4,847	320
Berkshire Hathaway, Inc. Class B(1)	1,541	329
BOK Financial Corp.	4,204	317
Brown & Brown, Inc.	9,709	325
Charles Schwab Corp. (The)	7,770	312
Cohen & Steers, Inc.	6,450	332
Erie Indemnity Co. Class A	1,278	325
First Citizens BancShares, Inc. Class A	735	331
Franklin Resources, Inc.	9,484	330
Greenlight Capital Re Ltd. Class A(1)	36,145	307
Hilltop Holdings, Inc.	15,626	332
Jefferies Financial Group, Inc.	17,452	336
Loews Corp.	5,950	325
Mercury General Corp.	5,206	325
Morningstar, Inc.	2,205	319
National General Holdings Corp.	13,185	303
PJT Partners, Inc. Class A	7,810	316
Raymond James Financial, Inc.	3,825	323
Third Point Reinsurance Ltd.(1)	29,995	310
Virtu Financial, Inc. Class A	14,749	321

		6,753

Health Care—3.2%
AquaBounty Technologies, Inc.(1)(2)	141,836	436

See Notes to Schedule of Investments

HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Health Care—continued
Bruker Corp.	6,734	$336
Danaher Corp.	2,251	322
Intrexon Corp.(1)(2)	37,115	284
NantKwest, Inc.(1)(2)	281,172	287

		1,665

Industrials—12.3%
Air Lease Corp.	7,973	330
Cintas Corp.	1,373	326
Colfax Corp.(1)	12,055	338
Covanta Holding Corp.	17,333	310
FedEx Corp.	1,910	314
Fortive Corp.	4,056	331
Heartland Express, Inc.	17,422	315
Herc Holdings, Inc.(1)	7,663	351
Hertz Global Holdings, Inc.(1)	16,565	264
Manitowoc Co., Inc. (The)(1)	19,970	356
MasTec, Inc.(1)	6,603	340
MSC Industrial Direct Co., Inc. Class A	4,445	330
Navistar International Corp.(1)	9,237	318
Rollins, Inc.	8,427	302
Seaspan Corp.(2)	34,658	340
Timken Co. (The)	6,577	338
W.W. Grainger, Inc.	1,170	314
Welbilt, Inc.(1)	20,191	337
Werner Enterprises, Inc.	10,503	326
XPO Logistics, Inc.(1)	5,552	321

		6,501

Information Technology—8.0%
Amkor Technology, Inc.(1)	44,647	333
Anixter International, Inc.(1)	5,446	325
Conduent, Inc.(1)	34,958	335
EchoStar Corp. Class A(1)	7,365	326
Intuit, Inc.	1,230	321
Oracle Corp.	6,005	342
Paychex, Inc.	3,656	301
Pegasystems, Inc.	4,378	312
RealPage, Inc.(1)	5,367	316
salesforce.com, Inc.(1)	2,109	320
SS&C Technologies Holdings, Inc.	5,476	316
TTEC Holdings, Inc.	7,019	327
Xerox Corp.	9,111	323

		4,197

Materials—5.1%
Element Solutions, Inc.(1)	30,592	316
LyondellBasell Industries NV Class A	3,669	316
NewMarket Corp.	788	316
Novagold Resources, Inc.(1)	66,515	393
Scotts Miracle-Gro Co. (The)	3,237	319
Silgan Holdings, Inc.	10,700	327
TimkenSteel Corp.(1)	43,519	354
Westlake Chemical Corp.	4,936	343

		2,684

	Shares	Value
Real Estate—8.3%
American Homes 4 Rent Class A	12,715	$309
Colony Capital, Inc.	61,858	309
Equity LifeStyle Properties, Inc.	2,562	311
Equity Residential	4,069	309
Gaming and Leisure Properties, Inc.	7,907	308
Host Hotels & Resorts, Inc.	17,036	310
Howard Hughes Corp. (The)(1)	3,101	384
JBG SMITH Properties	7,660	301
Marcus & Millichap, Inc.(1)	10,237	316
Seritage Growth Properties Class A(2)	7,332	315
Simon Property Group, Inc.	1,914	306
Taubman Centers, Inc.	7,284	298
Urban Edge Properties	17,788	308
Vornado Realty Trust	4,755	305

		4,389

TOTAL COMMON STOCKS
(Identified Cost $38,944)		52,473

TOTAL LONG-TERM INVESTMENTS—99.5%
(Identified Cost $38,944)		52,473

SECURITIES LENDING COLLATERAL—4.5%
Dreyfus Government Cash Management Fund -
Institutional Shares (seven-day effective yield 2.250%)(3)(4)	2,346,043	2,346

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $2,346)		2,346

TOTAL INVESTMENTS—104.0%
(Identified Cost $41,290)		$54,819
Other assets and liabilities, net—(4.0)%		(2,107)

NET ASSETS—100.0%		$52,712

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	2
Bermuda	1
Virgin Islands(British)	1
United Kingdom	1
Netherlands	1

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$52,473	$52,473
Securities Lending
Collateral	2,346	2,346
Total Investments	$54,819	$54,819

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—90.6%

Communication Services—23.5%
58.com, Inc. ADR (China)(1)	39,517	$ 2,457
Addcn Technology Co., Ltd. (Taiwan)	393,000	3,492
Auto Trader Group plc (United Kingdom)	286,600	1,994
Autohome, Inc. ADR (China)(1)	30,101	2,577
carsales.com Ltd. (Australia)	207,608	1,972
Pico Far East Holdings Ltd. (Hong Kong)	3,224,780	1,090
Sarana Menara Nusantara Tbk PT (Indonesia)	55,820,800	2,786
Sea Ltd. ADR (Thailand)(1)	86,300	2,867
SINA Corp. (China)(1)	57,516	2,481
Wirtualna Polska Holding SA (Poland)	120,240	2,022

		23,738

Consumer Discretionary—8.6%
Ace Hardware Indonesia Tbk PT (Indonesia)	18,791,500	2,407
Baozun, Inc. Sponsored ADR (China)(1)	61,026	3,043
Fila Korea Ltd. (South Korea)	19,326	1,284
Samyang Optics Co., Ltd. (South Korea)	115,390	1,434
Union Auction PCL (Thailand)	2,416,000	587

		8,755

Consumer Staples—10.4%
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	70,328	1,987
Distell Group Holdings Ltd. (South Africa)	271,150	2,497
Heineken Malaysia Bhd (Malaysia)	498,200	2,828
Taisun International Holding Corp. (Taiwan)	624,074	2,411
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	123,200	827

		10,550

Financials—9.6%
CARE Ratings Ltd. (India)	208,246	2,844
Tisco Financial Group PCL Foreign Share (Thailand)	528,900	1,612
Vostok New Ventures Ltd. SDR (Sweden)(1)	849,542	5,215

		9,671

Health Care—1.2%
Riverstone Holdings Ltd. (Singapore)	1,688,000	1,223

Industrials—25.8%
104 Corp. (Taiwan)	275,000	1,505
51job, Inc. ADR (China)(1)	33,056	2,496
HeadHunter Group plc ADR (Russia)	313,142	5,089
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,690,000	3,200
Lumax International Corp., Ltd. (Taiwan)	618,379	1,455
S-1 Corp. (South Korea)	28,961	2,448
Sarine Technologies Ltd. (India)	5,161,000	1,182
Sinmag Equipment Corp. (Taiwan)	268,513	1,003
Sporton International Inc. (Taiwan)	426,720	2,521
Taiwan Secom Co., Ltd. (Taiwan)	678,874	1,937
Voltronic Power Technology Corp. (Taiwan)	150,000	3,269

		26,105

	Shares	Value
Information Technology—6.2%
Douzone Bizon Co., Ltd. (South Korea)	45,239	$ 2,437
Humanica PCL (Thailand)	7,071,800	1,821
TOTVS SA (Brazil)	180,326	2,066

		6,324

Materials—5.3%
Corp. Moctezuma SAB de C.V. (Mexico)	1,119,283	3,551
SH Kelkar & Co., Ltd. (India)	96,304	182
Sniezka SA (Poland)	66,053	1,583

		5,316

TOTAL COMMON STOCKS
(Identified Cost $83,923)		91,682

TOTAL LONG-TERM INVESTMENTS—90.6%
(Identified Cost $83,923)		91,682

SHORT-TERM INVESTMENT—9.5%

MONEY MARKET MUTUAL FUND—9.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	9,628,876	9,629

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $9,629)		9,629

TOTAL INVESTMENTS—100.1%
(Identified Cost $93,552)		$101,311
Other assets and liabilities, net—(0.1)%		(145)

NET ASSETS—100.0%		$101,166

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†

Taiwan	21%
China	13
United States	9
South Korea	7
Thailand	7
Sweden	5
Indonesia	5
Other	33

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$ 91,682	$ 91,682
Money Market Mutual
Fund	9,629	9,629
Total Investments	$101,311	$101,311

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—88.5%

Communication Services—24.8%
Addcn Technology Co., Ltd. (Taiwan)	2,497,000	$ 22,189
Ascential plc (United Kingdom)	9,906,662	44,813
Auto Trader Group plc (United Kingdom)	8,282,445	57,619
Autohome, Inc. ADR (China)(1)	412,317	35,303
carsales.com Ltd. (Australia)	2,360,002	22,417
CTS Eventim AG & Co. KGaA (Germany)	284,839	13,254
MarkLines Co., Ltd. (Japan)	145,800	2,498
Pico Far East Holdings Ltd. (Hong Kong)	28,213,668	9,535
REA Group Ltd. (Australia)	339,490	22,890
Rightmove plc (United Kingdom)	10,045,910	68,216
Scout24 AG (Germany)	553,825	29,422
SINA Corp. (China)(1)	803,972	34,675

		362,831

Consumer Discretionary—3.4%
Asante, Inc. (Japan)	417,500	8,132
GoCo Group plc (United Kingdom)	12,342,100	14,655
Goldlion Holdings Ltd. (Hong Kong)	30,480,316	11,706
Moneysupermarket.com Group plc (United Kingdom)	2,912,934	15,252

		49,745

Consumer Staples—2.8%
Heineken Malaysia Bhd (Malaysia)	4,725,700	26,828
Taisun International Holding Corp. (Taiwan)	2,280,626	8,811
Wawel SA (Poland)	26,561	4,524

		40,163

Energy—3.9%
Computer Modelling Group Ltd. (Canada)	4,728,190	26,285
Pason Systems, Inc. (Canada)	2,124,370	30,789

		57,074

Financials—13.5%
CARE Ratings Ltd. (India)	1,525,315	20,831
Euroz Ltd. (Australia)	5,815,407	5,083
Gruppo Mutuionline SpA (Italy)	698,572	12,440
Korea Ratings Corp. (South Korea)	88,578	5,232
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	6,544,976	49,455
Numis Corp. plc (United Kingdom)	3,914,997	13,449
Sabre Insurance Group plc (United Kingdom)	10,575,758	36,666
Vostok New Ventures Ltd. SDR (Sweden)(1)	8,867,642	54,431

		197,587

Health Care—2.8%
DVx, Inc. (Japan)	181,800	1,341
Haw Par Corp., Ltd. (Singapore)	3,840,619	40,081

		41,422

Industrials—25.2%
AIT Corp. (Japan)	918,500	8,383
Asiakastieto Group Oyj (Finland)	938,528	30,735
en-japan, Inc. (Japan)	866,000	33,695
Golden Friends Corp. (Taiwan)	4,932,000	9,289
Haitian International Holdings Ltd. (China)	16,203,000	33,644
HeadHunter Group plc ADR (Russia)	3,551,466	57,711

	Shares	Value
Industrials—continued
Howden Joinery Group plc (United Kingdom)	4,243,900	$ 27,325
Hy-Lok Corp. (South Korea)	674,759	9,993
JOST Werke AG (Germany)	1,031,288	36,119
Kerry TJ Logistics Co., Ltd. (Taiwan)	12,600,000	14,990
Lumax International Corp., Ltd. (Taiwan)	7,818,259	18,401
Sinmag Equipment Corp. (Taiwan)	1,138,020	4,250
SJR in Scandinavia AB Class B (Sweden)	1,625,740	6,635
VAT Group AG (Switzerland)	289,700	35,686
WABCO Holdings, Inc. (United States)(1)	307,100	40,721

		367,577

Information Technology—9.3%
Alten SA (France)	407,353	48,821
Bouvet ASA (Norway)	917,870	32,818
Data Respons ASA (Norway)(1)	903,200	3,198
Douzone Bizon Co., Ltd. (South Korea)	621,360	33,472
e-Credible Co., Ltd. (South Korea)	390,500	6,291
Webstep AS (Norway)	3,831,491	10,600

		135,200

Materials—2.8%
Corp. Moctezuma SAB de C.V. (Mexico)	7,404,046	23,489
Sniezka SA (Poland)	751,375	18,011

		41,500

TOTAL COMMON STOCKS
(Identified Cost $1,236,955)		1,293,099

TOTAL LONG-TERM INVESTMENTS—88.5%
(Identified Cost $1,236,955)		1,293,099

SHORT-TERM INVESTMENT—10.4%

MONEY MARKET MUTUAL FUND—10.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	151,424,451	151,424

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $151,424)		151,424

TOTAL INVESTMENTS—98.9%
(Identified Cost $1,388,379)		$1,444,523
Other assets and liabilities, net—1.1%		16,297

NET ASSETS—100.0%		$1,460,820

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Country Weightings†

United Kingdom	23%
United States	13
China	7
Germany	5
Taiwan	5
Sweden	4
Russia	4
Other	39

Total	100%

† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,293,099	$1,293,099
Money Market Mutual
Fund	151,424	151,424

Total Investments	$1,444,523	$1,444,523

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
U.S. GOVERNMENT SECURITIES—11.8%
U.S. Treasury Bond 2.500%, 2/15/46	$1,855	$ 1,843
3.000%, 8/15/48	4,325	4,736
U.S. Treasury Note 2.250%, 3/31/21	1,045	1,053
2.000%, 2/15/25	1,515	1,530
2.875%, 8/15/28	945	1,015
2.625%, 2/15/29	585	616

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $9,998)		10,793

MUNICIPAL BONDS—1.9%

California—1.1%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	844
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	151

		995

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	261

Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	199

Virginia—0.3%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	285	292

TOTAL MUNICIPAL BONDS
(Identified Cost $1,669)		1,747

FOREIGN GOVERNMENT SECURITIES—0.8%
Dominican Republic 144A 6.000%, 7/19/28(1)	150	162
Republic of Saudi 144A 4.375%, 4/16/29(1)	200	216
Republic of Turkey 4.875%, 10/9/26	200	179
Sultanate of Oman 144A 5.375%, 3/8/27(1)	200	188

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $743)		745

MORTGAGE-BACKED SECURITIES—23.7%

Agency—0.8%
Federal National Mortgage Association Pool #812352 5.000%, 4/1/20	6	6

	Par Value	Value
Agency—continued
Pool #886416 5.000%, 8/1/21	$—	$ —	(2)
Pool #323702 6.000%, 5/1/29	15	17
Pool #535371 6.500%, 5/1/30	1	1
Pool #590108 7.000%, 7/1/31	6	6
Pool #880117 5.500%, 4/1/36	25	27
Pool #938574 5.500%, 9/1/36	94	104
Pool #909092 6.000%, 9/1/37	13	15
Pool #909220 6.000%, 8/1/38	121	138
Pool #986067 6.000%, 8/1/38	8	9
Pool #AA7001 5.000%, 6/1/39	361	393
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	20	22

		738

Non-Agency—22.9%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(1)	195	210
2015-SFR1, A 144A 3.467%, 4/17/52(1)	208	215
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	135
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A 3.258%, 4/27/48(1)(3)	84	84
2018-2, A1 144A 3.674%, 7/27/48(1)(3)	359	364
2019-1, A1 144A 3.920%, 11/25/48(1)(3)	220	224
2019-2, A1 144A 3.628%, 3/25/49(1)(3)	302	306
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(1)(3)	265	266
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(1)(3)	340	348
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	155	158
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	152	154
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(1)(3)	325	330
Banc of America Funding Trust 2004-B, 2A1 4.943%, 11/20/34(3)	29	30
2005-1, 1A1 5.500%, 2/25/35	61	63
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	43	44

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.613%, 5/25/34(3)	$139	$ 140
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(1)	160	168
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(3)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(3)	100	105
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(1)(3)	123	126
BX Trust 2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.971%, 4/15/35(1)(3)	161	161
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	250	261
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(3)	174	177
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.635%, 5/10/35(1)(3)	205	211
2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.314%, 12/15/36(1)(3)	200	198
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	414	427
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(1)(3)	54	54
2019-1, A1 144A 3.705%, 3/25/49(1)(3)	227	230
2019-3, A1 144A 2.764%, 8/25/49(1)(3)	405	405
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(1)	121	126
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.374%, 5/15/36(1)(3)	265	265
Ellington Financial Mortgage Trust 2017-1, A1 144A 2.687%, 10/25/47(1)(3)	324	323
2018-1, A1FX 144A 4.140%, 10/25/58(1)(3)	411	418
2019-1, A1 144A 2.934%, 6/25/59(1)(3)(4)	200	200
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(1)(3)	76	76
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	68	69
2018-2, A41 144A 4.500%, 10/25/58(1)(3)	238	244
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(3)	178	179
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A144A 3.551%, 4/10/34(1)	255	263
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(3)	43	45

	Par Value	Value
Non-Agency—continued
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(1)(3)	$430	$ 439
2019-1, A1 144A 3.454%, 1/25/59(1)(3)	214	217
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	76	77
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	195	207
2015-C31, AS 4.106%, 8/15/48	215	229
JPMorgan Chase Mortgage Trust 2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	225	230
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	304	315
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	109	109
2017-5, A1 144A 3.182%, 10/26/48(1)(3)	239	241
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 3.194%, 5/15/36(1)(3)	215	215
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(3)	195	197
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(3)	50	51
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.604%, 6/25/52(1)(3)(4)	85	85
MetLife Securitization Trust 2017-1A, M1 144A 3.728%, 4/25/55(1)(3)	100	103
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	416	432
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(1)(3)	440	446
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	360	384
2015-C22, AS 3.561%, 4/15/48	310	321
New Residential Mortgage Loan Trust 2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.154%, 1/25/48(1)(3)	78	78
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	139	144
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	106	110
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	86	88
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	162	172
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	189	197
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	239	247
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.155%, 3/25/35(3)	104	105

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(3)	$141	$ 143
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	173	179
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	150	157
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(1)	100	103
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(3)	493	499
2019-2A, A1 144A 3.967%, 4/25/24(1)(3)	418	424
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(1)(3)	436	439
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	99	103
Residential Mortgage Loan Trust 2019-1, A1 144A 3.936%, 10/25/58(1)(3)	86	87
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	335	335
Sequoia Mortgage Trust 2013-8, B1 3.528%, 6/25/43(3)	100	102
2018-CH2, A12 144A 4.000%, 6/25/48(1)(3)	80	81
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(3)	142	144
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 3.024%, 6/25/44(3)	413	412
Towd Point Mortgage Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 3.341%, 4/25/48(1)(3)	360	359
2015-1, A2 144A 3.250%, 10/25/53(1)(3)	150	151
2016-1, A1B 144A 2.750%, 2/25/55(1)(3)	77	77
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	220	225
2016-2, A1 144A 3.000%, 8/25/55(1)(3)	183	185
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	100	103
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	309	322
2018-4, A1 144A 3.000%, 6/25/58(1)(3)	152	155
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(3)	82	82
2015-2, 1M1 144A 3.250%, 11/25/60(1)(3)	165	168
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	200	200
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(3)	105	107
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(3)	137	138

	Par Value	Value
Non-Agency—continued
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(3)	$124	$ 124
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(3)	171	173
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)(3)	85	86
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(1)(3)	62	63
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(3)	210	212
Verus Securitization Trust 2017-2A, A1 144A 2.485%, 7/25/47(1)(3)	89	89
2018-1, A1 144A 2.929%, 2/25/48(1)(3)	73	73
2018-2, A1 144A 3.677%, 6/1/58(1)(3)	118	119
2018-3, A1 144A 4.108%, 10/25/58(1)(3)	131	134
2019-1, A1 144A 3.836%, 2/25/59(1)(3)	226	230
2019-INV1, A1 144A 3.402%, 12/25/59(1)(3)	144	146
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	215	224
2015-LC20, A5 3.184%, 4/15/50	210	217
2015-LC20, B 3.719%, 4/15/50	300	311

		21,026

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $21,385)		21,764

ASSET-BACKED SECURITIES—11.0%

Automobiles—6.5%
ACC Trust 2018-1, A 144A 3.700%, 12/21/20(1)	46	46
2018-1, B 144A 4.820%, 5/20/21(1)	165	166
2019-1, A 144A 3.750%, 5/20/22(1)	165	167
American Credit Acceptance Receivables Trust 2018-4, C 144A 3.970%, 1/13/25(1)	195	199
2019-2, C 144A 3.170%, 6/12/25(1)	220	222
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A144A 2.990%, 6/20/22(1)	200	202
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	185	185
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	235	235

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Automobiles—continued
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(1)	$225	$ 231
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	83	82
CPS Auto Receivables Trust 2017-D, B 144A 2.430%, 1/18/22(1)	225	225
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	124	124
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(1)	7	7
2018-3A, C 144A 3.790%, 7/15/24(1)	145	148
2019-2A, B 144A 2.990%, 4/17/23(1)	215	217
2019-2A, C 144A 3.180%, 2/18/25(1)	215	217
Exeter Automobile Receivables Trust 2015-2A, C 144A 3.900%, 3/15/21(1)	90	90
2018-3A, C 144A 3.710%, 6/15/23(1)	205	209
2019-2A, C 144A 3.300%, 3/15/24(1)	225	229
Flagship Credit Auto Trust 2016-2, B 144A 3.840%, 9/15/22(1)	145	146
2017-3, C 144A 2.910%, 9/15/23(1)	220	221
2019-1, C 144A 3.600%, 2/18/25(1)	150	154
2019-2, C 144A 3.090%, 5/15/25(1)	260	264
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(1)	175	176
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(1)	220	220
2018-3A, C 144A 4.180%, 7/15/24(1)	240	248
2019-2A, B 144A 3.320%, 3/15/24(1)	260	263
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(1)	160	164
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	74	74
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	185	185
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(1)	220	221
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(1)	36	36
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	215	217
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(1)	220	220

		6,010

	Par Value	Value

Other—4.3%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	$134	$ 135
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	135	141
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	149	150
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(1)	336	337
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	182	185
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	170	170
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	78	78
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	24	24
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	209	213
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(1)	270	270
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	255	256
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(1)	122	122
2019-1A, A 144A 2.890%, 11/20/36(1)	260	263
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	180	182
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	253
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	258	261
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(1)	41	41
2018-1A, A 144A 3.110%, 6/17/24(1)	20	20
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(1)	60	60
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(1)	265	266
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	189	197
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	101	99
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	184	189

		3,912

Student Loan—0.2%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(1)	184	185

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Student Loan—continued
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	$25	$ 25

		210

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $10,036)		10,132

CORPORATE BONDS AND NOTES—42.8%

Communication Services—1.9%
AT&T, Inc. 4.100%, 2/15/28	204	216
(3 month LIBOR + 1.180%) 3.616%, 6/12/24(3)	85	86
Comcast Corp. 3.950%, 10/15/25	87	94
4.150%, 10/15/28	42	46
Discovery Communications LLC 3.950%, 3/20/28	280	289
DISH DBS Corp. 5.875%, 7/15/22	95	96
Entercom Media Corp. 144A 6.500%, 5/1/27(1)	5	5
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	70	68
Meredith Corp. 6.875%, 2/1/26	90	96
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	30	31
144A 5.500%, 7/1/29(1)	60	62
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(1)	200	207
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(1)	200	209
Verizon Communications, Inc. 4.125%, 3/16/27	100	109
(3 month LIBOR + 1.100%) 3.618%, 5/15/25(3)	170	172

		1,786

Consumer Discretionary—2.8%
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	150	156
CRH America, Inc. 144A 3.875%, 5/18/25(1)	35	37
Dollar Tree, Inc. 4.000%, 5/15/25	115	120
Eldorado Resorts, Inc. 6.000%, 9/15/26	45	49
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	85	91
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	95	100
General Motors Financial Co., Inc. 3.450%, 4/10/22	30	30
GLP Capital LP 5.750%, 6/1/28	215	237
Hilton Domestic Operating Co., Inc. 144A 4.875%, 1/15/30(1)	50	52
Horton (D.R.), Inc. 4.750%, 2/15/23	245	258

	Par Value	Value
Consumer Discretionary—continued
Lear Corp. 3.800%, 9/15/27	$250	$ 247
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	5	5
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	25	26
144A 5.750%, 4/15/26(1)	10	10
PulteGroup, Inc. 6.375%, 5/15/33	120	128
QVC, Inc. 4.375%, 3/15/23	295	299
Scientific Games International, Inc. 144A 5.000%, 10/15/25(1)	130	131
144A 8.250%, 3/15/26(1)	70	74
Service Corp. International 5.125%, 6/1/29	40	42
TRI Pointe Group, Inc. 5.875%, 6/15/24	100	103
Under Armour, Inc. 3.250%, 6/15/26	100	94
William Lyon Homes, Inc. 6.000%, 9/1/23	130	132
Wyndham Worldwide Corp. 5.750%, 4/1/27	170	178

		2,599

Consumer Staples—2.0%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	200	215
4.750%, 1/23/29	52	59
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	170	182
Conagra Brands, Inc. 4.300%, 5/1/24	270	286
CVS Health Corp. 2.875%, 6/1/26	290	285
4.300%, 3/25/28	178	187
Flowers Foods, Inc. 4.375%, 4/1/22	305	319
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	295	287

		1,820

Energy—3.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	120	126
Andeavor Logistics LP 4.250%, 12/1/27	205	216
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(1)	70	74
CrownRock LP 144A 5.625%, 10/15/25(1)	115	115
Energy Transfer Operating LP 4.200%, 4/15/27	210	218
Energy Transfer Partners LP 4.500%, 11/1/23	45	47
Helmerich & Payne, Inc. 4.650%, 3/15/25	115	122
HollyFrontier Corp. 5.875%, 4/1/26	210	231

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Energy—continued
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	$320	$ 428
MPLX LP 4.875%, 12/1/24	120	131
4.000%, 3/15/28	90	93
NuStar Logistics LP 5.625%, 4/28/27	150	151
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	300	367
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140	152
4.200%, 3/15/28	195	205
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(5)	200	236
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	47	48
USA Compression Partners LP 6.875%, 4/1/26	135	143
Valero Energy Partners LP 4.500%, 3/15/28	285	302

		3,405

Financials—16.4%
AerCap Ireland Capital DAC 3.950%, 2/1/22	200	206
3.650%, 7/21/27	150	149
Allstate Corp. (The) Series B (3 month LIBOR + 2.938%) 5.750%, 8/15/53(6)	200	210
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)	215	223
Ares Capital Corp. 4.250%, 3/1/25	145	147
Ares Finance Co., LLC 144A 4.000%, 10/8/24(1)	270	268
Athene Holding Ltd. 4.125%, 1/12/28	200	202
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	305	305
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	192
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	300	303
Banco Santander Chile 144A 3.875%, 9/20/22(1)	215	222
Bank of America Corp. 4.200%, 8/26/24	448	476
(3 month LIBOR + 0.770%) 3.335%, 2/5/26(3)	225	222
(3 month LIBOR + 0.790%) 3.400%, 12/20/23	285	290
Bank of Montreal 3.803%, 12/15/32	338	343
Brighthouse Financial, Inc. 3.700%, 6/22/27	220	209
BrightSphere Investment Group plc 4.800%, 7/27/26	200	203
Brookfield Finance, Inc. 4.000%, 4/1/24	342	359
Capital One Financial Corp. 4.200%, 10/29/25	200	210
3.750%, 7/28/26	225	229

	Par Value	Value
Financials—continued
Citigroup, Inc. 3.200%, 10/21/26	$371	$ 379
(3 month LIBOR + 1.250%) 3.569%, 7/1/26(3)	600	604
Discover Bank 4.682%, 8/9/28	500	518
E*TRADE Financial Corp. 4.500%, 6/20/28	175	184
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	237
FS KKR Capital Corp. 4.250%, 1/15/20	185	185
4.750%, 5/15/22	45	45
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	610	659
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	135	136
ICAHN Enterprises LP 144A 6.250%, 5/15/26(1)	225	228
iStar, Inc. 5.250%, 9/15/22	150	154
Jefferies Financial Group, Inc. 5.500%, 10/18/23	170	183
Jefferies Group LLC 6.875%, 4/15/21	27	29
5.125%, 1/20/23	39	42
4.850%, 1/15/27	115	119
JPMorgan Chase & Co. 3.300%, 4/1/26	845	876
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	215	267
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(1)	65	69
144A 4.569%, 2/1/29(1)	210	231
Morgan Stanley 3.125%, 7/27/26	410	418
6.375%, 7/24/42	655	916
Navient Corp. 6.750%, 6/25/25	135	140
Prudential Financial, Inc.
(3 month LIBOR + 3.920%) 5.625%, 6/15/43(6)	270	285
(3 month LIBOR + 4.175%) 5.875%, 9/15/42	85	90
Santander Holdings USA, Inc. 3.700%, 3/28/22	169	173
3.500%, 6/7/24	180	183
4.400%, 7/13/27	80	83
SBA Tower Trust 144A 2.877%, 7/9/21(1)	320	321
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	200	211
Springleaf Finance Corp. 6.875%, 3/15/25	110	120
Synchrony Financial 3.950%, 12/1/27	190	190
Synovus Financial Corp. 5.900%, 2/7/29	90	93
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(1)	160	169
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	275

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Financials—continued
Trinity Acquisition plc 4.400%, 3/15/26	$90	$ 96
UBS AG 7.625%, 8/17/22	500	561
Wells Fargo & Co. 3.550%, 9/29/25	490	511
Series S (3 month LIBOR + 3.110%) 5.900%(7)	155	162

		15,110

Health Care—2.7%
AbbVie, Inc. 2.850%, 5/14/23	155	156
3.600%, 5/14/25	75	78
3.200%, 5/14/26	125	127
Allergan Funding SCS 3.450%, 3/15/22	310	316
Bausch Health Cos., Inc. 144A 7.000%, 3/15/24(1)	15	16
144A 5.500%, 11/1/25(1)	65	68
144A 5.750%, 8/15/27(1)	125	131
Becton Dickinson & Co. 3.363%, 6/6/24	128	132
3.700%, 6/6/27	92	96
(3 month LIBOR + 0.875%) 3.194%, 12/29/20(3)	50	50
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	30	31
HCA, Inc. 5.375%, 2/1/25	55	59
5.125%, 6/15/39	90	93
5.250%, 6/15/49	140	146
IQVIA, Inc. 144A 5.000%, 5/15/27(1)	35	36
Mylan NV 3.950%, 6/15/26	280	270
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	65	64
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	200	200
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	160	165
(3 month LIBOR + 0.750%) 3.169%, 3/19/21(3)	245	245

		2,479

Industrials—2.5%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	280	281
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	215	221
Clean Harbors, Inc. 144A 4.875%, 7/15/27(1)	10	10
CNH Industrial N.V. 4.500%, 8/15/23	253	265
IAA, Inc. 144A 5.500%, 6/15/27(1)	20	21
Navistar International Corp. 144A 6.625%, 11/1/25(1)	70	73
Oshkosh Corp. 4.600%, 5/15/28	316	333

	Par Value	Value
Industrials—continued
Owens Corning 3.400%, 8/15/26	$225	$ 219
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	190	200
Pentair Finance S.a.r.l 4.500%, 7/1/29	315	323
TransDigm, Inc. 6.375%, 6/15/26	150	152
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	163	174

		2,272

Information Technology—2.2%
Broadcom Corp. 3.000%, 1/15/22	90	90
3.625%, 1/15/24	165	167
Citrix Systems, Inc. 4.500%, 12/1/27	230	238
Dell International LLC 144A 6.020%, 6/15/26(1)	45	50
144A 4.900%, 10/1/26(1)	120	125
144A 8.100%, 7/15/36(1)	95	116
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	255	279
Motorola Solutions, Inc. 4.600%, 2/23/28	166	174
4.600%, 5/23/29	85	89
Verisk Analytics, Inc. 4.000%, 6/15/25	215	229
ViaSat, Inc. 144A 5.625%, 4/15/27(1)	125	130
VMware, Inc. 2.950%, 8/21/22	109	110
3.900%, 8/21/27	235	238

		2,035

Materials—3.3%
Anglo American Capital plc 144A 4.000%, 9/11/27(1)	220	221
ArcelorMittal 6.125%, 6/1/25	245	278
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(6)	400	456
CRH America Finance, Inc. 144A 3.400%, 5/9/27(1)	400	399
DuPont de Nemours, Inc. 4.493%, 11/15/25	212	235
Glencore Funding LLC 144A 4.000%, 3/27/27(1)	290	293
Greif, Inc. 144A 6.500%, 3/1/27(1)	85	88
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(1)	375	389
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	200	214
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	200	208

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Materials—continued
Vulcan Materials Co. 3.900%, 4/1/27	$210	$ 215

		2,996

Real Estate—2.8%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	135	142
Corporate Office Properties LP 3.600%, 5/15/23	295	297
EPR Properties 4.750%, 12/15/26	275	291
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	140	144
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	215	221
Hospitality Properties Trust 4.950%, 2/15/27	245	247
Kilroy Realty LP 4.375%, 10/1/25	215	230
Life Storage LP 3.500%, 7/1/26	220	220
3.875%, 12/15/27	85	87
MPT Operating Partnership LP 5.000%, 10/15/27	80	82
Office Properties Income Trust 4.500%, 2/1/25	215	215
Physicians Realty LP 3.950%, 1/15/28	225	227
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	154

		2,557

Utilities—2.5%
CenterPoint Energy, Inc. 4.250%, 11/1/28	260	281
DPL, Inc. 144A 4.350%, 4/15/29(1)	263	266
Exelon Corp. 3.497%, 6/1/22	285	292
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(1)	235	252
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(1)	240	248
PSEG Power LLC 3.850%, 6/1/23	231	241
Southern Power Co. 4.150%, 12/1/25	255	271
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	105	104
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	110	111
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(1)	230	233

		2,299

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $37,836)		39,358

	Par Value	Value
LEVERAGED LOANS(3) —4.9%

Aerospace—0.3%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.160%, 12/6/25	$20	$ 20
TransDigm, Inc. 2018, Tranche E (3 month LIBOR + 2.500%) 4.830%, 5/30/25	234	228

		248

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 9/29/24(8)	55	55

Consumer Non-Durables—0.1%
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.402%, 5/15/23	138	130

Energy—0.1%
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 7.600%, 3/28/24	85	85

Financial—0.2%
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.152%, 10/1/25	184	178

Food / Tobacco—0.2%
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.152%, 3/31/25	69	69
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 6.090%, 5/23/25	20	19
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.402%, 5/23/25	80	79

		167

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 0.000%, 5/15/26(8)	90	89

Gaming / Leisure—0.3%
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%) 4.152%, 7/8/24	118	118
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.910%, 6/8/23	83	82
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.152%, 5/30/25	104	104

		304

Healthcare—0.5%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.162%, 11/27/25	33	33

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Healthcare—continued
(1 month LIBOR + 3.000%) 5.412%, 6/2/25	$18	$ 18
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.402%, 6/7/23	118	117
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.152%, 6/11/25	129	128
NVA Holdings, Inc. Tranche B-4 (1 month LIBOR + 3.500%) 5.939%, 2/2/25	15	15
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.904%, 11/16/25	139	138

		449

Housing—0.7%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.402%, 10/31/23	173	170
Capital Automotive LP Tranche B-2, First Lien (1 month LIBOR + 2.500%) 4.910%, 3/25/24	161	159
CPG International LLC (6 month LIBOR + 3.750%) 5.933%, 5/5/24	129	127
Summit Materials LLC (1 month LIBOR + 2.000%) 4.402%, 11/21/24	229	228

		684

Information Technology—0.4%
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.580%, 10/2/25	134	127
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	130	129
Kronos, Inc. First Lien (3 month LIBOR + 3.000%) 5.579%, 11/1/23	103	103

		359

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/19/26(8)	145	145

Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.644%, 1/15/26	150	147

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.152%, 1/31/25	172	168

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.410%, 4/11/25	209	206

Service—0.5%
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.404%, 2/6/26	120	120

	Par Value	Value
Service—continued
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 0.000%, 12/31/25(8)	$219	$ 216
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.160%, 2/1/23	112	109

		445

Transportation - Automotive—0.2%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.910%, 11/6/24	94	93
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.902%, 4/30/26	140	139

		232

Utility—0.5%
Brookfield WEC Holdings, Inc.
(3 month LIBOR + 3.500%) 0.000%, 8/1/25(8)	110	110
First Lien (3 month LIBOR + 3.500%) 5.902%, 8/1/25	104	104
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 5.080%, 4/5/26	150	150
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.690%, 12/31/20	55	55
(3 month LIBOR + 1.125%) 1.125%, 12/31/20(9)	20	20

		439

TOTAL LEVERAGED LOANS
(Identified Cost $4,575)		4,530

	Shares
PREFERRED STOCKS—1.5%

Financials—1.3%
Bank of New York Mellon Corp. (The) Series E, 4.950%	245(10)	248
JPMorgan Chase & Co. Series Z, 5.300%	225(10)	228
KeyCorp Series D, 5.000%(11)	140(10)	141
M&T Bank Corp. Series F, 5.125%(11)	126(10)	130
MetLife, Inc. Series D, 5.875%	88(10)	93
PNC Financial Services Group, Inc. (The) Series R, 4.850%	80(10)	81
PNC Financial Services Group, Inc. (The) Series S, 5.000%	220(10)	224

		1,145

Industrials—0.2%
General Electric Co. Series D, 5.000%	231(10)	222

TOTAL PREFERRED STOCKS
(Identified Cost $1,334)		1,367

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
EXCHANGE-TRADED FUND—0.5%
iShares iBoxx High Yield Corporate Bond Index Fund(12)	5,211	$ 454

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $454)		454

TOTAL LONG-TERM INVESTMENTS—98.9%
(Identified Cost $88,030)		90,890

TOTAL INVESTMENTS—98.9%
(Identified Cost $88,030)		$90,890
Other assets and liabilities, net—1.1%		1,025

NET ASSETS—100.0%		$91,915

Abbreviations:

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $38,571 or 42.0% of net assets.

(2)	Amount is less than $500.
(3)

Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Value shown as par value.
(11)	Interest may be forfeited.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†

United States	90%
Canada	2
Netherlands	1
Chile	1
Luxembourg	1
Switzerland	1
Ireland	1
Other	3

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$10,132	$ —	$10,132	$ —
Corporate Bonds and Notes	39,358	—	39,358	—
Foreign Government Securities	745	—	745	—
Leveraged Loans	4,530	—	4,530	—
Mortgage-Backed Securities	21,764	—	21,479	285
Municipal Bonds	1,747	—	1,747	—
U.S. Government Securities	10,793	—	10,793	—
Equity Securities:
Exchange-Traded Fund	454	454	—	—
Preferred Stocks	1,367	—	1,367	—
Total Investments	$90,890	$454	$90,151	$285

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
U.S. GOVERNMENT SECURITY—1.6%
U.S. Treasury Bill 0.000%, 10/24/19	$1,000	$994

TOTAL U.S. GOVERNMENT SECURITY
(Identified Cost $992)		994

FOREIGN GOVERNMENT SECURITIES—0.7%
Republic of Egypt 144A 7.500%, 1/31/27(1)	200	213
144A 7.600%, 3/1/29(1)	200	211

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $402)		424

MORTGAGE-BACKED SECURITIES—1.4%

Non-Agency—1.4%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 3.116%, 3/15/37(1)(2)	650	647
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	180	182

		829

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $830)		829

ASSET-BACKED SECURITIES—0.9%

Automobiles—0.3%
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(1)	215	215

Other—0.6%
SoFi Consumer Loan Program Trust 2018-3, A1 144A 3.200%, 8/25/27(1)	288	288
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	67	66

		354

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $567)		569

CORPORATE BONDS AND NOTES—80.3%

Communication Services—10.1%
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	348
Cablevision Systems Corp. 5.875%, 9/15/22	150	159
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	350	362
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	145	128
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(1)	545	591

	Par Value	Value
Communication Services—continued
Consolidated Communications, Inc. 6.500%, 10/1/22(3)	$315	$ 294
CSC Holdings LLC 144A 5.500%, 4/15/27(1)	135	142
144A 7.500%, 4/1/28(1)	200	220
DISH DBS Corp. 5.875%, 7/15/22	95	96
5.000%, 3/15/23	335	324
7.750%, 7/1/26	160	157
Entercom Media Corp. 144A 6.500%, 5/1/27(1)	20	21
Frontier Communications Corp. 8.500%, 4/15/20(3)	396	323
11.000%, 9/15/25	175	108
144A 8.500%, 4/1/26(1)	100	97
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	65	67
iHeart Communications, Inc. 6.375%, 5/1/26	17	19
8.375%, 5/1/27	32	33
iHeart Communications, Inc. Escrow 0.000%, 5/1/23(3)(4)	290	—
Level 3 Financing, Inc. 5.375%, 1/15/24	245	250
5.250%, 3/15/26	135	140
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	290	304
McGraw-Hill Global Education Holdings LLC Senior
Unsecured Notes 144A 7.875%, 5/15/24(1)	210	192
Meredith Corp. 6.875%, 2/1/26	330	350
Nexstar Escrow, Inc. 144A 5.625%, 7/15/27(1)	15	15
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	200	196
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	55	56
144A 5.500%, 7/1/29(1)	105	108
Sprint Corp. 7.875%, 9/15/23	390	424
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	200	203
T-Mobile USA, Inc. 0.000%, 1/15/24(4)	275	—
Univision Communications, Inc. 144A 5.125%, 5/15/23(1)	135	132
West Corp. 144A 8.500%, 10/15/25(1)	145	127
Zayo Group LLC 6.000%, 4/1/23	70	72
6.375%, 5/15/25	70	71

		6,129

Consumer Discretionary—13.7%
American Greetings Corp. 144A 8.750%, 4/15/25(1)	165	153
Avis Budget Car Rental LLC 144A 5.750%, 7/15/27(1)	20	20
Beazer Homes USA, Inc. 6.750%, 3/15/25	95	91
5.875%, 10/15/27	250	217

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Consumer Discretionary—continued
Boyd Gaming Corp. 6.375%, 4/1/26	$255	$270
6.000%, 8/15/26	145	152
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	325	325
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)	250	246
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	115	122
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	197
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	45	48
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	332
GLP Capital LP 5.250%, 6/1/25	235	252
5.750%, 6/1/28	115	127
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	290	299
144A 8.750%, 10/1/25(1)	145	152
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26	335	350
144A 4.875%, 1/15/30(1)	100	103
International Game Technology plc 144A 6.250%, 2/15/22(1)	200	211
144A 6.250%, 1/15/27(1)	200	219
Lennar Corp. 5.250%, 6/1/26	265	282
M/I Homes, Inc. 5.625%, 8/1/25	205	208
MGM Growth Properties Operating Partnership LP 5.625%, 5/1/24	65	70
4.500%, 1/15/28	120	119
144A 5.750%, 2/1/27(1)	155	167
MGM Resorts International 5.750%, 6/15/25	170	185
Michaels Stores, Inc. 144A 8.000%, 7/15/27(1)	35	35
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(1)	332	136
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	15	16
144A 8.500%, 5/15/27(1)	255	263
PetSmart, Inc. 144A 7.125%, 3/15/23(1)	115	108
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	65	66
144A 5.750%, 4/15/26(1)	35	36
PulteGroup, Inc. 7.875%, 6/15/32	180	214
Scientific Games International, Inc. 6.625%, 5/15/21	205	208
144A 5.000%, 10/15/25(1)	250	252
144A 8.250%, 3/15/26(1)	120	126
Service Corp. International 5.125%, 6/1/29	65	68
ServiceMaster Co., LLC (The) 144A 5.125%, 11/15/24(1)	180	185
Sonic Automotive, Inc. 6.125%, 3/15/27	200	196

	Par Value	Value
Consumer Discretionary—continued
Tenneco, Inc. 5.000%, 7/15/26(3)	$240	$191
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	356
Twin River Worldwide Holdings, Inc. 144A 6.750%, 6/1/27(1)	50	52
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	285	289
Vista Outdoor, Inc. 5.875%, 10/1/23(3)	185	180
Weekley Homes LLC 6.625%, 8/15/25	210	207
William Lyon Homes, Inc. 6.000%, 9/1/23	200	203

		8,304

Consumer Staples—3.4%
Albertson’s Cos. LLC 5.750%, 3/15/25	195	197
Albertson’s Cos., LLC 144A 7.500%, 3/15/26(1)	45	48
Chobani LLC 144A 7.500%, 4/15/25(1)	230	215
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(1)	315	334
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	314
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	195	171
Matterhorn Merger Sub LLC 144A 8.500%, 6/1/26(1)	135	120
Post Holdings, Inc. 144A 5.500%, 3/1/25(1)	65	67
144A 5.000%, 8/15/26(1)	305	309
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	255	267

		2,042

Energy—8.8%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	285	299
American Midstream Partners LP 144A 9.500%, 12/15/21(1)	175	171
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	165	167
California Resources Corp. 6.000%, 11/15/24	16	9
144A 8.000%, 12/15/22(1)	104	78
Callon Petroleum Co. 6.125%, 10/1/24	141	143
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	295	329
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(1)	160	169
Chesapeake Energy Corp. 8.000%, 6/15/27	310	271
Citgo Holding, Inc. 144A 10.750%, 2/15/20(1)	135	140
CrownRock LP 144A 5.625%, 10/15/25(1)	260	260

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Energy—continued
CSI Compressco LP 7.250%, 8/15/22	$105	$ 94
Denbury Resources, Inc. 144A 9.250%, 3/31/22(1)	178	167
144A 7.750%, 2/15/24(1)	285	237
Energy Transfer Operating LP 5.875%, 1/15/24	200	222
EP Energy LLC 144A 9.375%, 5/1/24(1)	70	16
144A 8.000%, 11/29/24(1)	45	31
144A 8.000%, 2/15/25(1)	80	17
144A 7.750%, 5/15/26(1)	35	31
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	222
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(1)	200	202
Nabors Industries, Inc. 5.750%, 2/1/25	165	146
NuStar Logistics LP 5.625%, 4/28/27	155	156
Petrobras Global Finance B.V. 5.299%, 1/27/25	120	127
5.750%, 2/1/29	125	130
Petroleos Mexicanos 6.500%, 3/13/27	60	59
5.350%, 2/12/28	95	87
Range Resources Corp. 4.875%, 5/15/25	140	123
Rowan Cos., Inc. 5.400%, 12/1/42	265	154
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)	115	87
Targa Resources Partners LP 5.875%, 4/15/26	175	186
Transocean, Inc. 6.800%, 3/15/38	300	225
144A 7.500%, 1/15/26(1)	65	62
USA Compression Partners LP 6.875%, 4/1/26	230	243
144A 6.875%, 9/1/27(1)	30	32
Vine Oil & Gas LP 144A 8.750%, 4/15/23(1)	205	133
Weatherford International Ltd. 8.250%, 6/15/23	190	99

		5,324

Financials—7.6%
Acrisure LLC 144A 8.125%, 2/15/24(1)	95	98
144A 7.000%, 11/15/25(1)	240	217
Ally Financial, Inc. 5.750%, 11/20/25	235	260
Fairstone Financial, Inc. 144A 7.875%, 7/15/24(1)	35	36
ICAHN Enterprises LP 5.875%, 2/1/22	175	177
6.375%, 12/15/25	145	148
144A 6.250%, 5/15/26(1)	220	222
ING Groep N.V. 6.000% (5)(6)	200	202
iStar, Inc. 6.000%, 4/1/22	170	174

	Par Value	Value
Financials—continued
5.250%, 9/15/22	$335	$ 343
Ladder Capital Finance Holdings LLLP 144A 5.875%, 8/1/21(1)	265	269
144A 5.250%, 3/15/22(1)	80	82
Nationstar Mortgage Holdings, Inc. 144A 8.125%, 7/15/23(1)	115	117
Nationstar Mortgage LLC 6.500%, 7/1/21	250	250
Navient Corp. 5.875%, 10/25/24	305	308
6.750%, 6/25/25	250	259
Springleaf Finance Corp. 6.125%, 5/15/22	335	359
6.875%, 3/15/25	370	405
7.125%, 3/15/26	85	93
Synchrony Financial 4.375%, 3/19/24	180	188
Synovus Financial Corp. 5.900%, 2/7/29	160	166
Voya Financial, Inc. 5.650%, 5/15/53	205	213

		4,586

Health Care—10.8%
Advanz Pharma Corp. 8.000%, 9/6/24	41	40
Avantor, Inc. 144A 6.000%, 10/1/24(1)	130	138
144A 9.000%, 10/1/25(1)	380	424
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)	135	151
144A 8.500%, 1/31/27(1)	270	297
Bausch Health Cos., Inc. 144A 5.500%, 11/1/25(1)	350	365
144A 7.000%, 1/15/28(1)	190	197
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	75	76
Centene Corp. 144A 5.375%, 6/1/26(1)	60	63
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	85	86
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	195	205
DaVita, Inc. 5.125%, 7/15/24	100	100
5.000%, 5/1/25	100	99
Eagle Holding Co. II, LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(1)(7)	355	357
PIK Interest Capitalization, 144A 7.750%, 5/15/22(1)(8)	305	307
Endo Finance LLC 144A 5.375%, 1/15/23(1)	250	180
HCA, Inc. 5.375%, 2/1/25	330	356
5.250%, 6/15/26	165	183
5.625%, 9/1/28	315	341
5.875%, 2/1/29	35	38
4.125%, 6/15/29	185	189
IQVIA, Inc. 144A 5.000%, 5/15/27(1)	70	72

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Health Care—continued
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(1)	$275	$263
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	115	113
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	210	210
Sotera Health Holdings LLC 144A 6.500%, 5/15/23(1)	325	329
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(1)	55	48
144A 10.000%, 4/15/27(1)	130	130
Tenet Healthcare Corp. 6.000%, 10/1/20	230	237
8.125%, 4/1/22	85	89
5.125%, 5/1/25	110	111
7.000%, 8/1/25(3)	180	179
144A 6.250%, 2/1/27(1)	130	134
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	115	89
WellCare Health Plans, Inc. 5.250%, 4/1/25	135	141
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	220	204

		6,541

Industrials—8.0%
Allied Universal Holdco LLC 144A 9.750%, 7/15/27(1)	180	180
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	300	309
Bombardier, Inc. 144A 6.125%, 1/15/23(1)	95	96
144A 7.500%, 12/1/24(1)	155	158
144A 7.875%, 4/15/27(1)	70	70
Clean Harbors, Inc. 144A 4.875%, 7/15/27(1)	10	10
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(1)	200	211
Fortress Transportation & Infrastructure Investors LLC 144A 6.750%, 3/15/22(1)	175	182
144A 6.500%, 10/1/25(1)	220	227
Garda World Security Corp. 144A 8.750%, 5/15/25(1)	305	301
GFL Environmental, Inc. 144A 7.000%, 6/1/26(1)	165	169
144A 8.500%, 5/1/27(1)	120	129
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(1)	190	169
IAA, Inc. 144A 5.500%, 6/15/27(1)	70	73
Navistar International Corp. 144A 6.625%, 11/1/25(1)	390	408
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(1)	235	240
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	181	174
Pentair Finance S.a.r.l 4.500%, 7/1/29	230	236
RBS Global, Inc. 144A 4.875%, 12/15/25(1)	175	177

	Par Value	Value
Industrials—continued
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	$210	$189
Topaz Marine S.A. 144A 9.125%, 7/26/22(1)	360	361
TransDigm, Inc. 6.000%, 7/15/22	105	106
6.500%, 7/15/24	95	96
6.500%, 5/15/25	230	232
6.375%, 6/15/26	130	132
Vertiv Intermediate Holding Corp. PIK Interest
Capitalization, 144A 12.000%, 2/15/22(1)(7)	220	212

		4,847

Information Technology—4.3%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	310	308
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	147
CommScope, Inc. 144A 8.250%, 3/1/27(1)	225	229
Dell International LLC 144A 4.900%, 10/1/26(1)	155	162
144A 5.300%, 10/1/29(1)	155	163
Everi Payments, Inc. 144A 7.500%, 12/15/25(1)	65	68
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)	110	89
First Data Corp. 144A 5.000%, 1/15/24(1)	105	108
144A 5.750%, 1/15/24(1)	450	463
Infor US, Inc. 6.500%, 5/15/22	200	204
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	311
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	245	241
144A 5.625%, 4/15/27(1)	110	114

		2,607

Materials—9.1%
AK Steel Corp. 7.000%, 3/15/27(3)	170	137
Alpha 3 BV 144A 6.250%, 2/1/25(1)	280	276
ArcelorMittal 6.125%, 6/1/25	130	148
ARD Securities Finance S.a.r.l. PIK Interest
Capitalization, 144A 8.750%, 1/31/23(1)(3)(9)	306	308
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(1)	200	207
BWAY Holding Co. 144A 5.500%, 4/15/24(1)	75	75
144A 7.250%, 4/15/25(1)	190	183
Calumet Specialty Products Partners LP 7.625%, 1/15/22(3)	160	155
Cascades, Inc. 144A 5.500%, 7/15/22(1)	140	141
144A 5.750%, 7/15/23(1)	115	116

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Materials—continued
CPG Merger Sub LLC 144A 8.000%, 10/1/21(1)	$320	$324
Element Solutions, Inc. 144A 5.875%, 12/1/25(1)	175	182
Greif, Inc. 144A 6.500%, 3/1/27(1)	195	201
Hexion, Inc. 6.625%, 4/15/20(10)	75	58
144A 13.750%, 2/1/22(1)(10)	190	33
144A 7.875%, 7/15/27(1)	100	100
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)(3)	315	321
James Hardie International Finance DAC 144A 4.750%, 1/15/25(1)	200	204
144A 5.000%, 1/15/28(1)	200	199
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	310	314
LSB Industries, Inc. 144A 9.625%, 5/1/23(1)(3)	260	265
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	65	68
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(1)	180	196
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	165	171
RegS 7.000%, 7/15/24(11)	125	129
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	190	194
Teck Resources Ltd. 6.125%, 10/1/35	150	171
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(1)	265	247
United States Steel Corp. 6.250%, 3/15/26	235	209
Vedanta Resources plc 144A 6.375%, 7/30/22(1)	200	197

		5,529

Real Estate—0.9%
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(1)	240	246
MPT Operating Partnership LP 5.000%, 10/15/27	130	134
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)	185	166

		546

Utilities—3.6%
Calpine Corp. 5.375%, 1/15/23	350	354
Ferrellgas Partners LP 8.625%, 6/15/20	140	104
Suburban Propane Partners LP 5.500%, 6/1/24	145	146
Talen Energy Supply LLC 144A 7.250%, 5/15/27(1)	105	108
144A 6.625%, 1/15/28(1)	205	204
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	175	175
144A 5.000%, 1/31/28(1)	240	241

	Par Value	Value
Utilities—continued
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(4)	$500	$—	(12)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(1)	205	230
Vistra Operations Co. LLC 144A 5.625%, 2/15/27(1)	450	476
144A 4.300%, 7/15/29(1)	150	152

		2,190

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $48,676)		48,645

LEVERAGED LOANS(2) —9.7%

Aerospace—0.2%
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	91	91
Tranche B-2 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	49	49

		140

Chemicals—0.4%
New Arclin U.S. Holding Corp. First Lien (3 month
LIBOR + 3.500%) 0.000%, 2/14/24(13)	32	32
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.652%, 8/25/23	166	165
US Salt LLC (1 month LIBOR + 4.750%) 7.152%, 1/16/26	55	55

		252

Consumer Durables—0.3%
Global Appliance, Inc. Tranche B (3 month LIBOR + 4.000%) 6.410%, 9/29/24	145	143

Consumer Non-Durables—0.9%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.939%, 4/6/24	94	94
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 5.583%, 9/6/24	188	165
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.402%, 5/15/23	128	120
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.772%, 6/30/24	173	172

		551

Energy—0.5%
California Resources Corp.
(1 month LIBOR + 10.375%) 12.777%, 12/31/21	155	157
(1 month LIBOR + 4.750%) 7.152%, 12/31/22	55	53

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Energy—continued
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 7.600%, 3/28/24	$95	$ 95

		305

Financial—0.5%
Asurion LLC Tranche B-2, Second Lien (3 month LIBOR + 6.500%)
0.000%, 8/4/25(13)	128	130
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.152%, 10/1/25	164	159

		289

Food / Tobacco—0.4%
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.902%, 10/10/23	122	120
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.402%, 8/16/23	145	141

		261

Food and Drug—0.4%
Albertson’s LLC 2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.402%, 11/17/25	189	188
Sage Borrowco LLC Tranche B, First Lien (3 month LIBOR + 4.750%)
7.127%, 6/20/26	65	65

		253

Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 6.652%, 6/30/22	205	181

Gaming / Leisure—0.6%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%)
5.330%, 12/1/23	45	44
PCI Gaming Authority Tranche B (1 month LIBOR + 3.000%) 5.402%, 5/29/26	55	55
UFC Holdings LLC 2019, First Lien (3 month LIBOR + 3.250%) 5.660%, 4/29/26	250	249

		348

Healthcare—0.9%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%)
8.735%, 1/16/23	155	134
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.152%, 10/10/25	220	194
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.680%, 6/30/25	89	86
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%)
7.938%, 2/22/24	84	79

	Par Value	Value
Healthcare—continued
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 0.000%, 10/1/25(13)	$48	$ 47

		540

Housing—0.6%
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.410%, 3/24/25	202	203
CPG International LLC (6 month LIBOR + 3.750%) 5.933%, 5/5/24	147	144

		347

Information Technology—0.5%
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.580%, 10/2/25	139	132
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	60	60
Kronos, Inc. Second Lien (3 month LIBOR + 8.250%) 10.829%, 11/1/24	78	80

		272

Media / Telecom—Broadcasting—0.1%
iHeart Communications, Inc. (3 month LIBOR + 4.000%) 6.579%, 5/1/26(3)	77	77

Media / Telecom—Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.152%, 1/31/25	163	159
Securus Technologies Holdings, Inc.
First Lien (3 month LIBOR + 4.500%) 0.000%, 11/1/24(13)	59	55
Second Lien (3 month LIBOR + 8.250%) 10.580%, 11/1/25	100	92

		306

Media / Telecom—Wireless Communications—0.2%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 4.938%, 2/2/24	112	111

Service—1.2%
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.404%, 2/6/26	150	150
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.250%) 5.652%, 1/3/25	158	155
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%)
0.000%, 11/8/24(13)	120	120
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%)
5.652%, 12/31/25	164	162

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Service—continued
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.160%, 2/1/23	$155	$ 151

		738

Transportation - Automotive—0.3%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%)
5.902%, 4/30/26	195	193

Utility—0.9%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.152%, 4/13/23	140	140
Brookfield WEC Holdings, Inc.
First Lien (3 month LIBOR + 3.500%) 5.902%, 8/1/25	80	79
Second Lien (1 month LIBOR + 6.750%) 9.152%, 8/3/26	120	121
Lightstone Holdco LLC
Tranche B (1 month LIBOR + 3.750%) 6.152%, 1/30/24	87	86
Tranche C (1 month LIBOR + 3.750%) 6.152%, 1/30/24	5	5
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.402%, 4/15/24	107	107

		538

TOTAL LEVERAGED LOANS
(Identified Cost $5,978)		5,845

	Shares
PREFERRED STOCKS—0.9%

Consumer Discretionary—0.1%
MYT Holding Co., 10.000%	67,637	62

Financials—0.8%
Citigroup, Inc. Series T, 6.250%(14)	190(15)	209
KeyCorp Series D, 5.000%(14)	250(15)	252

		461

TOTAL PREFERRED STOCKS
(Identified Cost $507)		523

COMMON STOCKS—0.1%

Communication Services—0.1%
Clear Channel Outdoor Holdings, Inc.(16)	7,282	35

Energy—0.0%
Frontera Energy Corp.	1,088	11
Sabine Oil & Gas Holdings, Inc.	160	4

		15

TOTAL COMMON STOCKS
(Identified Cost $61)		50

	Shares	Value
EXCHANGE-TRADED FUNDS—1.0%
iShares iBoxx High Yield Corporate Bond Index
Fund(3)(17)	3,478	$ 303
SPDR Bloomberg Barclays High Yield Bond Index
Fund(17)	2,871	313

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $611)		616

RIGHT—0.0%

Utilities—0.0%
Vistra Energy Corp.(16)	8,563	7

TOTAL RIGHT
(Identified Cost $7)		7

WARRANTS—0.1%

Communication Services—0.1%
iHeartMedia, Inc.(16)(18)	3,097	45

Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(16)(18)	105	—(12)
Sabine Oil & Gas Holdings, Inc.(16)(18)	501	2

		2

TOTAL WARRANTS
(Identified Cost $58)		47

TOTAL LONG-TERM INVESTMENTS—96.7%
(Identified Cost $58,689)		58,549

SECURITIES LENDING COLLATERAL—4.5%
Dreyfus Government Cash Management Fund -
Institutional Shares (seven-day effective yield 2.250%)(17)(19)	2,694,524	2,694

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $2,694)		2,694

TOTAL INVESTMENTS—101.2%
(Identified Cost $61,383)		$61,243
Other assets and liabilities, net—(1.2)%		(705)

NET ASSETS—100.0%		$60,538

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $31,606 or 52.2% of net assets.

(2)

Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	All or a portion of security is on loan.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	100% of the income received was in cash.
(8)	First pay date will be in November 2019.
(9)	100% of the income received was in PIK.
(10)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(11)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(12)	Amount is less than $500.
(13)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(14)	Interest may be forfeited.
(15)	Value shown as par value.
(16)	Non-income producing.
(17)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(18)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(19)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Canada	5
Luxembourg	3
Netherlands	2
Ireland	1
United Kingdom	1
Bermuda	1
Other	3

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$569	$—	$569	$—
Corporate Bonds and Notes	48,645	—	48,645	—	(1)
Foreign Government Securities	424	—	424	—
Leveraged Loans	5,845	—	5,845	—
Mortgage-Backed Securities	829	—	829	—
U.S. Government Security	994	—	994	—
Equity Securities:
Exchange-Traded Funds	616	616	—	—
Common Stocks	50	46	4	—
Preferred Stocks	523	—	523	—
Right	7	—	7	—
Warrants	47	—	—	47
Securities Lending Collateral	2,694	2,694	—	—

Total Investments	$61,243	$3,356	$57,840	$47

(1)	Amount is less than $500.

Securities held by the Fund with an end of period value of $11 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
U.S. GOVERNMENT SECURITIES—1.0%
U.S. Treasury Bill
0.000%, 9/26/19	$ 2,150	$2,139
U.S. Treasury Note
2.625%, 2/15/29	1,930	2,034

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $4,137)		4,173

FOREIGN GOVERNMENT SECURITIES—0.3%
Republic of South Africa 4.665%, 1/17/24	325	340
Sultanate of Oman 144A 4.125%, 1/17/23(1)	520	505
144A 4.750%, 6/15/26(1)	415	383

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,227)		1,228

MORTGAGE-BACKED SECURITIES—38.2%

Agency—1.5%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	38	39
Pool #AO5149 3.000%, 6/1/27	133	136
Pool #AL7532 3.000%, 11/1/27	529	541
Pool #AS5730 3.000%, 9/1/30	1,024	1,046
Pool #AS5927 3.000%, 10/1/30	481	492
Pool #AZ4794 3.000%, 10/1/30	3,364	3,438
Pool #MA0908 4.000%, 11/1/31	258	270
Pool #AC3654 5.000%, 10/1/39	178	194
Pool #AD3841 4.500%, 4/1/40	74	79
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	1	1
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	4	4
Pool #780023 7.000%, 9/15/24	3	3
Pool #407660 7.000%, 7/15/25	8	8

		6,251

Non-Agency—36.7%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	117	117

	Par Value	Value
Non-Agency—continued
Ajax Mortgage Loan Trust 2017-B, A 144A 3.163%, 9/25/56(1)(2)	$ 527	$ 531
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	185	191
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A 3.258%, 4/27/48(1)(2)	613	616
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	1,279	1,299
2018-3, A1 144A 3.649%, 9/25/48(1)(2)	2,313	2,339
2019-1, A1 144A 3.920%, 11/25/48(1)(2)	1,310	1,336
Angel Oak Mortgage Trust LLC 2017-3, A1 144A 2.708%, 11/25/47(1)(2)	245	245
2019-3, A1 144A 2.930%, 5/25/59(1)(2)	1,300	1,307
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(1)(2)	1,854	1,898
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	985	1,007
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	975	989
Aventura Mall Trust 2013-AVM, A 144A 3.867%, 12/5/32(1)(2)	1,721	1,746
2013-AVM, C 144A 3.867%, 12/5/32(1)(2)	1,130	1,146
Banc of America Funding Trust 2004-B, 2A1 4.943%, 11/20/34(2)	19	20
2005-1, 1A1 5.500%, 2/25/35	104	107
2006-2, 3A1 6.000%, 3/25/36	21	21
Bank of America (Merrill Lynch - Countrywide)
Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	1,826	1,872
2004-24CB, 1A1 6.000%, 11/25/34	158	163
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.349%, 8/25/34(2)	403	407
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.684%, 7/25/36(1)(2)	225	217
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	238	243
Bayview Opportunity Master Fund IVa Trust 2017-RT1,
A1 144A 3.000%, 3/28/57(1)(2)	596	603
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	445	453
Bear Stearns ARM Trust 2004-9, 22A1 4.713%, 11/25/34(2)	307	316
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(1)(2)	1,192	1,217

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
BX Trust 2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.971%, 4/15/35(1)(2)	$ 550	$ 549
2018-GW, B (1 month LIBOR + 1.020%) 144A 3.414%, 5/15/35(1)(2)	1,265	1,264
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	590	616
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.635%, 5/10/35(1)(2)	695	717
2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.314%, 12/15/36(1)(2)	1,200	1,186
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2, 2CB2 6.750%, 8/25/34	114	125
2014-A, A 144A 4.000%, 1/25/35(1)(2)	272	283
2013-A, A 144A 3.000%, 5/25/42(1)(2)	918	905
2015-PS1, A1 144A 3.750%, 9/25/42(1)(2)	193	198
2015-A, A1 144A 3.500%, 6/25/58(1)(2)	424	429
2018-RP3, A1 144A 3.250%, 3/25/61(1)(2)	851	866
2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	948	977
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(1)(2)	659	658
2018-2, A1 144A 3.470%, 7/27/48(1)(2)	372	374
2018-3, A1 144A 3.692%, 10/26/48(1)(2)	808	819
2019-1, A1 144A 3.705%, 3/25/49(1)(2)	1,484	1,507
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	420	420
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	460	477
Commercial Mortgage Trust 2014-277P, A 144A 3.732%, 8/10/49(1)(2)	2,595	2,751
CoreVest American Finance Trust 2017-1, A 144A 2.968%, 10/15/49(1)	1,327	1,335
2018-1, A 144A 3.804%, 6/15/51(1)	676	699
2018-2, A 144A 4.026%, 11/15/52(1)	1,033	1,077
Credit Suisse First Boston Mortgage Securities Corp. 2003-27, 5A3 5.250%, 11/25/33	31	31
2003-AR30, 5A1 4.505%, 1/25/34(2)	171	178
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.374%, 5/15/36(1)(2)	1,455	1,457
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.008%, 4/25/43(1)(2)	537	536
2014-IVR2, A2 144A 3.758%, 4/25/44(1)(2)	565	566

	Par Value	Value
Non-Agency—continued
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(2)	$ 643	$ 652
Deephaven Residential Mortgage Trust 2017-1A, A1 144A 2.725%, 12/26/46(1)(2)	127	127
2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	206	206
2017-2A, A1 144A 2.453%, 6/25/47(1)(2)	208	208
2017-3A, A3 144A 2.813%, 10/25/47(1)(2)	292	291
2018-2A, A1 144A 3.479%, 4/25/58(1)(2)	1,068	1,080
2018-3A, A1 144A 3.789%, 8/25/58(1)(2)	245	248
2019-1A, A1 144A 3.743%, 1/25/59(1)(2)	1,056	1,068
Ellington Financial Mortgage Trust 2017-1, A1 144A 2.687%, 10/25/47(1)(2)	879	876
2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	1,772	1,802
2019-1, A1 144A 2.934%, 6/25/59(1)(2)(3)	840	840
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	738	745
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	506	511
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	630	646
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	1,037	1,043
GSAA Home Equity Trust 2005-1, AF4 5.619%, 11/25/34(2)	40	40
2005-12, AF3W 4.999%, 9/25/35(2)	34	35
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	296	313
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,074
Homeward Opportunities Fund I Trust 2018-1, A1 144A 3.766%, 6/25/48(1)(2)	841	856
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	820	838
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	1,369	1,387
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	70	70
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 4.174%, 8/25/35(2)	444	452
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-10, 21A1 4.563%, 1/25/35(2)	339	347
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2003-AR6, A1 4.720%, 6/25/33(2)	147	151
2003-AR4, 2A1 4.079%, 8/25/33(2)	79	78

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	$ 288	$ 297
2014-C22, A4 3.801%, 9/15/47	1,695	1,796
JPMorgan Chase Mortgage Trust 2014-2, AM 144A 3.370%, 6/25/29(1)(2)	993	1,007
2014-2, 2A2 144A 3.500%, 6/25/29(1)(2)	756	772
2006-A2, 4A1 4.700%, 8/25/34(2)	79	82
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	623	630
2015-1, AM1 144A 3.655%, 12/25/44(1)(2)	300	300
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	568	581
2015-5, A2 144A 3.342%, 5/25/45(1)(2)	446	446
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	903	934
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	862	858
2017-5, A1 144A 3.182%, 10/26/48(1)(2)	2,484	2,505
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	194	196
2018-8, A3 144A 4.000%, 1/25/49(1)(2)	318	325
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A
3.194%, 5/15/36(1)(2)	1,040	1,041
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	1,195	1,208
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	73	76
2004-4, 6A1 5.500%, 4/25/34	100	106
2004-7, 9A1 6.000%, 8/25/34	88	94
2005-2, 2A1 6.000%, 1/25/35	336	356
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	166	168
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.604%, 6/25/52(1)(2)(3)	1,040	1,040
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	953	990
Mill City Mortgage Loan Trust 2015-1, A3 144A 3.000%, 6/25/56(1)(2)	554	557
2016-1, A1 144A 2.500%, 4/25/57(1)(2)	757	757
2017-1, A1 144A 2.750%, 11/25/58(1)(2)	1,305	1,309
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,616

	Par Value	Value
Non-Agency—continued
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	$1,660	$1,658
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 3.094%, 11/15/34(1)(2)	1,080	1,079
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.958%, 6/25/44(1)(2)	349	345
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.314%, 8/15/34(1)(2)	1,643	1,643
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	108	112
New Residential Mortgage Loan Trust 2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	1,884	1,945
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.154%, 1/25/48(1)(2)	1,564	1,563
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(2)	2,555	2,602
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	1,212	1,255
2014-2A, A3 144A 3.750%, 5/25/54(1)(2)	114	116
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(2)	991	1,023
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	1,410	1,458
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	815	833
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	816	841
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	3,291	3,397
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	1,453	1,517
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	1,632	1,692
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.155%, 3/25/35(2)	878	884
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	775	787
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	516	531
2018-1, A2 (1 month LIBOR + 0.650%) 144A 3.054%, 6/25/57(1)(2)	874	869
Pretium Mortgage Credit Partners I LLC 2018-NPL3, A1 144A 4.125%, 8/25/33(1)(2)	383	385
2019-NPL1, A1 144A 4.213%, 7/25/60(1)(2)	882	895
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(1)	690	693
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,795
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	1,907	1,930

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2019-2A, A1 144A
3.967%, 4/25/24(1)(2)	$1,012	$ 1,027
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(1)(2)	981	988
Residential Mortgage Loan Trust
2019-1, A1 144A
3.936%, 10/25/58(1)(2)	1,185	1,204
2019-2, A1 144A
2.913%, 5/25/59(1)(2)	630	630
Sequoia Mortgage Trust
2015-4, A1 144A
3.000%, 11/25/30(1)(2)	1,943	1,964
2018-CH2, A12 144A
4.000%, 6/25/48(1)(2)	482	489
Starwood Mortgage Residential Trust 2018-IMC1, A1 144A 3.793%, 3/25/48(1)(2)	2,193	2,230
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(2)	939	953
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 3.344%, 1/17/35(1)(2)	661	661
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A 4.738%, 2/25/34(2)	403	410
2004-4, 3A1 4.714%, 4/25/34(2)	75	77
2004-4, 3A2 4.714%, 4/25/34(2)	360	373
2004-14, 7A 4.570%, 10/25/34(2)	148	150
Structured Asset Securities Corp. 2003-37A, 2A 4.532%, 12/25/33(2)	84	86
Structured Asset Securities Corp.
Mortgage-Pass-Through Certificates 2003-34A, 6A 4.815%, 11/25/33(2)	216	219
Sutherland Commercial Mortgage Loans 2018-SBC7, A 144A 4.720%, 5/25/39(1)(2)	836	844
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 3.024%, 6/25/44(2)	1,210	1,206
Towd Point Mortgage Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 3.341%, 4/25/48(1)(2)	1,050	1,047
2015-3, A1B 144A 3.000%, 3/25/54(1)(2)	263	264
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	414	416
2015-5, A1B 144A 2.750%, 5/25/55(1)(2)	512	513
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	275	282
2016-2, A1 144A 3.000%, 8/25/55(1)(2)	823	831
2016-3, A1 144A 2.250%, 4/25/56(1)(2)	623	620
2016-4, A1 144A 2.250%, 7/25/56(1)(2)	1,053	1,047
2017-1, A1 144A 2.750%, 10/25/56(1)(2)	1,892	1,899
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	657	674

	Par Value	Value
Non-Agency—continued
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	$ 726	$ 758
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	1,695	1,720
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	1,150	1,162
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	778	779
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(2)	690	699
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	79	79
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	818	826
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	1,272	1,276
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(2)	1,590	1,605
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)(2)	305	308
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	1,062	1,076
Verus Securitization Trust 2017-1A, A1 144A 2.853%, 1/25/47(1)(2)	109	110
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	568	565
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	2,059	2,060
2018-INV1, A3 144A 4.052%, 3/25/58(1)(2)	513	521
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	2,834	2,866
2019-1, A1 144A 3.836%, 2/25/59(1)(2)	1,398	1,419
2019-2, A1 144A 3.211%, 4/25/59(1)(2)	1,007	1,015
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	958	968
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	1,035	1,078
2015-LC20, A5 3.184%, 4/15/50	1,030	1,065
Wells Fargo Mortgage Backed Securities Trust 2003-G, A1 4.554%, 6/25/33(2)	39	40
2003-J, 2A1 4.580%, 10/25/33(2)	88	90
2003-J, 5A1 4.615%, 10/25/33(2)	164	169
2004-A, A1 5.010%, 2/25/34(2)	37	39
2004-K, 1A2 4.991%, 7/25/34(2)	132	135
2004-U, A1 4.862%, 10/25/34(2)	43	44

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2004-Z, 2A1 4.971%, 12/25/34(2)	$71	$73
2005-AR12, 2A5 4.988%, 6/25/35(2)	1,019	1,056
2005-14, 2A1 5.500%, 12/25/35	37	38

		154,028

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $158,240)		160,279

ASSET-BACKED SECURITIES—32.7%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(1)	920	922

Automobiles—19.8%
ACC Trust 2018-1, A 144A 3.700%, 12/21/20(1)	237	237
2019-1, A 144A 3.750%, 5/20/22(1)	985	995
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(1)	526	526
2018-3, C 144A 3.750%, 10/15/24(1)	1,090	1,101
2018-4, C 144A 3.970%, 1/13/25(1)	1,110	1,132
2019-1, C 144A 3.500%, 4/14/25(1)	1,200	1,221
2019-2, C 144A 3.170%, 6/12/25(1)	1,040	1,049
AmeriCredit Automobile Receivables Trust 2015-3, C 2.730%, 3/8/21	314	314
2015-4, C 2.880%, 7/8/21	621	622
2016-1, B 2.300%, 3/8/21	361	361
2016-2, B 2.210%, 5/10/21	363	363
2016-4, C 2.410%, 7/8/22	725	725
2017-1, C 2.710%, 8/18/22	915	918
2018-1, D 3.820%, 3/18/24	975	1,003
2019-1, C 3.360%, 2/18/25	1,200	1,229
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(1)	422	422
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	910	912
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	800	808
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,126

	Par Value	Value
Automobiles—continued
(AESOP) 2019-1A, A 144A 3.450%, 3/20/23(1)	$1,000	$1,024
California Republic Auto Receivables Trust 2015-3, B 2.700%, 9/15/21	650	650
2016-1, B 3.430%, 2/15/22	785	791
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	922
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	1,495	1,495
2016-2, B 2.160%, 12/15/21	750	748
2017-1, B 2.540%, 9/15/22	900	905
2019-1, C 3.740%, 1/15/25	1,175	1,215
CarNow Auto Receivables Trust 2017-1A, A 144A 2.920%, 9/15/22(1)	172	172
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,228
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	559	556
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	965	970
CPS Auto Receivables Trust 2017-C, B 144A 2.300%, 7/15/21(1)	624	624
2017-D, B 144A 2.430%, 1/18/22(1)	1,235	1,234
2018-C, D 144A 4.400%, 6/17/24(1)	905	936
Credit Acceptance Auto Loan Trust 2018-1A, A 144A 3.010%, 2/16/27(1)	505	508
Drive Auto Receivables Trust 2.900%, 8/15/25	1,255	1,261
2016-CA, C 144A 3.020%, 11/15/21(1)	484	484
2017-AA, C 144A 2.980%, 1/18/22(1)	397	398
2018-4, D 4.090%, 1/15/26	220	226
2019-1, C 3.780%, 4/15/25	1,175	1,198
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(1)	35	35
2018-1A, C 144A 3.470%, 12/15/23(1)	910	917
2018-3A, C 144A 3.790%, 7/15/24(1)	1,835	1,872
2019-1A, C 144A 3.610%, 11/15/24(1)	800	813
2019-2A, B 144A 2.990%, 4/17/23(1)	1,040	1,048
2019-2A, C 144A 3.180%, 2/18/25(1)	1,040	1,050
Exeter Automobile Receivables Trust 2015-1A, C 144A 4.100%, 12/15/20(1)	88	88

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Automobiles—continued
2015-2A, C 144A 3.900%, 3/15/21(1)	$ 532	$ 533
2016-3A, B 144A 2.840%, 8/16/21(1)	636	636
2017-1A, B 144A 3.000%, 12/15/21(1)	528	528
2017-3A, B 144A 2.810%, 9/15/22(1)	545	547
2018-1A, C 144A 3.030%, 1/17/23(1)	2,200	2,216
2018-2A, C 144A 3.690%, 3/15/23(1)	915	927
2018-3A, C 144A 3.710%, 6/15/23(1)	1,105	1,126
2019-1A, C 144A 3.820%, 12/16/24(1)	1,165	1,194
First Investors Auto Owner Trust 2016-2A, C 144A 2.530%, 7/15/22(1)	1,490	1,486
2017-2A, B 144A 2.650%, 11/15/22(1)	900	901
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,260
Flagship Credit Auto Trust 2015-2, C 144A 4.080%, 12/15/21(1)	505	509
2016-2, B 144A 3.840%, 9/15/22(1)	1,390	1,398
2016-3, D 144A 3.890%, 11/15/22(1)	1,635	1,659
2019-1, C 144A 3.600%, 2/18/25(1)	1,400	1,440
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,268
Foursight Capital Automobile Receivables Trust 2016-1, A2 144A 2.870%, 10/15/21(1)	172	172
2017-1, B 144A 3.050%, 12/15/22(1)	855	859
2018-1, C 144A 3.680%, 8/15/23(1)	910	929
GLS Auto Receivables Issuer Trust 2019-1A, B 144A 3.650%, 12/16/24(1)	1,250	1,273
GLS Auto Receivables Trust 2017-1A, C 144A 3.500%, 7/15/22(1)	560	563
2018-1A, A 144A 2.820%, 7/15/22(1)	446	446
2018-3A, C 144A 4.180%, 7/15/24(1)	1,340	1,383
2019-2A, B 144A 3.320%, 3/15/24(1)	1,240	1,254
GM Financial Consumer Automobile 2017-1A, B 144A 2.300%, 6/16/23(1)	915	915
Hertz Vehicle Financing II LP 2015-1A, A 144A 2.730%, 3/25/21(1)	735	736
2015-3A, A 144A 2.670%, 9/25/21(1)	925	926
2016-4A, A 144A 2.650%, 7/25/22(1)	2,140	2,141
2019-1A, A 144A 3.710%, 3/25/23(1)	970	995

	Par Value	Value
Automobiles—continued
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	$ 456	$ 456
Hyundai Auto Receivables Trust 2015-C, B 2.150%, 11/15/21	1,500	1,499
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	925	926
2018-1A, C 144A 3.850%, 10/14/25(1)	1,030	1,053
Santander Drive Auto Receivables Trust 2016-1, C 3.090%, 4/15/22	816	817
2017-1, C 2.580%, 5/16/22	915	915
2018-2, C 3.350%, 7/17/23	920	929
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(1)	224	224
2018-B, B 144A 4.120%, 10/20/21(1)	925	949
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	877	895
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	1,035	1,044
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	825	838
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(1)	910	910
2018-1A, C 144A 2.920%, 5/15/23(1)	1,733	1,738
2018-3A, C 144A 3.610%, 10/16/23(1)	1,348	1,367

		83,212

Home Equity Loans—0.1%
Asset Backed Funding Certificates 2005-AQ1, A6 4.736%, 1/25/35(2)	27	28
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(2)	77	77
Centex Home Equity Loan Trust 2002-A, AF6 5.540%, 1/25/32	38	38
2004-D, AF5 5.850%, 9/25/34(2)	144	146
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	68	68

		357

Other—11.9%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	559	563
Ascentium Equipment Receivables Trust 2018-1A, B 144A 3.460%, 11/13/23(1)	1,480	1,517
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	1,008	1,012

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Other—continued
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	$ 761	$ 766
AXIS Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	1,015	1,031
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	489	492
2019-A, A 144A 3.280%, 9/26/33(1)	1,187	1,206
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 3.628%, 5/15/29(1)(2)	835	835
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(1)	18	18
2013-A, A 144A 3.010%, 12/4/28(1)	682	679
2015-A, A 144A 2.880%, 5/2/30(1)	189	188
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(1)	2,140	2,144
2019-1, B 144A 3.220%, 9/14/26(1)	1,030	1,050
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	537	541
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	640	644
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,131	1,148
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	830	829
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	1,064	1,073
Foundation Finance Trust 2017-1A, A 144A 3.300%, 7/15/33(1)	936	940
2019-1A, A 144A 3.860%, 11/15/34(1)	1,108	1,129
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	130	130
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(1)	905	905
Hilton Grand Vacations Trust 2013-A, A 144A 2.280%, 1/25/26(1)	232	232
2014-AA, A 144A 1.770%, 11/25/26(1)	82	81
2017-AA, A 144A 2.660%, 12/26/28(1)	458	461
2018-AA, A 144A 3.540%, 2/25/32(1)	954	983
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,095	1,136
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(1)(3)	1,045	1,045
Marlette Funding Trust 2018-1A, A 144A 2.610%, 3/15/28(1)	171	171

	Par Value	Value
Other—continued
2018-3A, A 144A 3.200%, 9/15/28(1)	$ 436	$ 437
2019-2A, A 144A 3.130%, 7/16/29(1)	1,240	1,247
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(1)	96	96
MVW Owner Trust 2015-1A, B 144A 2.960%, 12/20/32(1)	143	143
2016-1A, A 144A 2.250%, 12/20/33(1)	689	683
2017-1A, A 144A 2.420%, 12/20/34(1)	608	606
2019-1A, A 144A 2.890%, 11/20/36(1)	1,250	1,266
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	1,895	1,919
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	921
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	253
Orange Lake Timeshare Trust 2015-AA, A 144A 2.880%, 9/8/27(1)	156	156
2018-A, A 144A 3.100%, 11/8/30(1)	221	225
2019-A, B 144A 3.360%, 4/9/38(1)	1,215	1,232
Prosper Marketplace Issuance Trust 2018-1A, A 144A 3.110%, 6/17/24(1)	104	104
2018-2A, B 144A 3.960%, 10/15/24(1)	1,245	1,261
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	527	532
Sierra Timeshare Receivables Funding LLC 2016-1A, A 144A 3.080%, 3/21/33(1)	159	161
2016-2A, A 144A 2.330%, 7/20/33(1)	204	203
2018-2A, A 144A 3.500%, 6/20/35(1)	544	559
2019-1A, B 144A 3.420%, 1/20/36(1)	1,047	1,062
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(1)	461	463
2017-1, A 144A 3.280%, 1/26/26(1)	638	643
2017-5, A2 144A 2.780%, 9/25/26(1)	545	546
2017-6, A2 144A 2.820%, 11/25/26(1)	925	927
SoFi Consumer Loan Program Trust 2018-2, A2 144A 3.350%, 4/26/27(1)	2,160	2,182
2018-3, A1 144A 3.200%, 8/25/27(1)	155	155
2019-3, A 144A 2.900%, 5/25/28(1)	1,250	1,256
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	579	580

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Other—continued
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	$1,111	$ 1,110
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	1,057	1,061
Upstart Securitization Trust 2017-2, B 144A 3.748%, 3/20/25(1)	1,162	1,165
2019-1, A 144A 3.450%, 4/20/26(1)	938	941
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(1)	594	594
2017-A, A 144A 2.330%, 3/20/35(1)	568	566
Welk Resorts LLC 2013-AA, A 144A 3.100%, 3/15/29(1)	43	43
2015-AA, A 144A 2.790%, 6/16/31(1)	115	115
Westgate Resorts LLC 2016-1A, A 144A 3.500%, 12/20/28(1)	454	455
2018-1A, A 144A 3.380%, 12/20/31(1)	1,193	1,205

		50,022

Student Loan—0.7%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	489	488
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	53	53
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	422	421
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	920	931
SLM Private Education Loan Trust 2013-B, A2A 144A 1.850%, 6/17/30(1)	124	124
2013-C, A2A 144A 2.940%, 10/15/31(1)	21	21
2014-A, A2A 144A 2.590%, 1/15/26(1)	40	40
SoFi Professional Loan Program LLC 2014-B, A2 144A 2.550%, 8/27/29(1)	184	183
2015-A, A2 144A 2.420%, 3/25/30(1)	67	68
2016-A, A2 144A 2.760%, 12/26/36(1)	232	233
2017-B, A1FX 144A 1.830%, 5/25/40(1)	59	59
2017-C, A2A 144A 1.750%, 7/25/40(1)	172	172

		2,793

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $135,934)		137,306

	Par Value	Value
CORPORATE BONDS AND NOTES—22.4%

Communication Services—1.6%
AT&T, Inc.
(3 month LIBOR + 0.890%) 3.418%, 2/15/23(2)	$ 475	$ 470
(3 month LIBOR + 1.180%) 3.616%, 6/12/24(2)	805	815
Axtel SAB de C.V. 144A 6.375%, 11/14/24(1)(4)	550	560
Comcast Corp. 3.950%, 10/15/25	384	414
(3 month LIBOR + 0.630%) 3.227%, 4/15/24(2)	45	45
Crown Castle International Corp. 4.875%, 4/15/22	930	989
Discovery Communications LLC 3.300%, 5/15/22	920	936
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	190	195
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	835	835
Tencent Holdings Ltd. 144A 3.280%, 4/11/24(1)	468	477
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.618%, 5/15/25(2)	986	999

		6,735

Consumer Discretionary—1.5%
Aptiv Corp. 4.150%, 3/15/24	735	773
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	735	766
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,183
General Motors Financial Co., Inc. 3.700%, 11/24/20	670	679
3.200%, 7/6/21	975	983
GLP Capital LP 5.250%, 6/1/25	640	686
Horton (D.R.), Inc. 4.750%, 2/15/23	895	943
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	181

		6,194

Consumer Staples—1.7%
Altria Group, Inc. 3.490%, 2/14/22	46	47
3.800%, 2/14/24	1,031	1,074
4.400%, 2/14/26	56	60
Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/25	1,101	1,192
Campbell Soup Co. 3.300%, 3/15/21	225	228
3.650%, 3/15/23	555	571
Conagra Brands, Inc. 4.300%, 5/1/24	1,090	1,156
CVS Health Corp. 3.700%, 3/9/23	1,501	1,550

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Consumer Staples—continued
(3 month LIBOR + 0.720%) 3.173%, 3/9/21(2)	$ 265	$ 266
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	90	92
4.000%, 6/15/23	920	962

		7,198

Energy—1.4%
Anadarko Petroleum Corp. 4.850%, 3/15/21	422	437
Andeavor Logistics LP 3.500%, 12/1/22	1,000	1,023
Energy Transfer Partners LP 4.500%, 11/1/23	310	327
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,022
144A 5.625%, 11/15/23(1)	85	94
Petroleos Mexicanos 4.625%, 9/21/23	1,005	983
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,601
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	255	259

		5,746

Financials—8.4%
Ares Capital Corp. 3.500%, 2/10/23	740	736
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,092
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(4)(5)	520	551
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	755	762
Bank of America Corp. 4.200%, 8/26/24	2,155	2,291
(3 month LIBOR + 0.770%) 3.335%, 2/5/26(2)	705	695
Capital One N.A. 2.950%, 7/23/21	1,085	1,096
Citigroup, Inc. (3 month LIBOR + 1.250%) 3.569%, 7/1/26(2)	1,080	1,088
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	935	947
First Tennessee Bank N.A. 2.950%, 12/1/19	250	250
FS KKR Capital Corp. 4.250%, 1/15/20	176	177
4.750%, 5/15/22	185	187
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	350	349
3.000%, 4/26/22	900	908
4.250%, 10/21/25	715	758
(3 month LIBOR + 1.170%) 3.688%, 5/15/26(2)	900	887
(3 month LIBOR + 1.750%) 4.332%, 10/28/27(2)	2,015	2,056
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	873	884
HSBC Holdings plc 2.950%, 5/25/21	860	868

	Par Value	Value
Financials—continued
(3 month LIBOR + 1.500%) 4.098%, 1/5/22(2)	$ 476	$ 486
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	261
ICAHN Enterprises LP 144A 6.250%, 5/15/26(1)	1,060	1,072
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	251
2.957%, 11/8/22	370	373
(3 month LIBOR + 0.750%) 3.310%, 11/8/20(2)	370	371
iStar, Inc. 5.250%, 9/15/22	380	389
JPMorgan Chase & Co. 2.250%, 1/23/20	540	540
Lincoln National Corp. 4.200%, 3/15/22	470	492
(3 month LIBOR + 2.040%) 4.632%, 4/20/67(2)(6)	75	59
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(1)	650	651
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	563
Morgan Stanley 4.100%, 5/22/23	730	768
(3 month LIBOR + 0.930%) 3.522%, 7/22/22(2)	725	730
(3 month LIBOR + 1.400%) 3.981%, 10/24/23(2)	730	744
Navient Corp. 5.875%, 10/25/24	810	819
Prudential Financial, Inc. (3 month LIBOR + 3.920%) 5.625%, 6/15/43(6)	73	77
Santander Holdings USA, Inc. 4.450%, 12/3/21	932	969
3.700%, 3/28/22	735	753
3.500%, 6/7/24	840	853
SBA Tower Trust 144A 3.156%, 10/8/20(1)	750	751
144A 2.877%, 7/9/21(1)	800	801
144A 3.168%, 4/11/22(1)	730	735
Synchrony Financial 4.375%, 3/19/24	1,220	1,277
Toronto-Dominion Bank (The) 2.650%, 6/12/24	723	729
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	767
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	402
Wells Fargo & Co. (3 month LIBOR + 1.230%) 3.813%, 10/31/23(2)	2,060	2,099

		35,364

Health Care—1.8%
AbbVie, Inc. 2.300%, 5/14/21	495	493
3.375%, 11/14/21	99	101
3.200%, 11/6/22	45	46
2.850%, 5/14/23	495	498
Allergan Funding SCS 3.000%, 3/12/20	85	85
3.450%, 3/15/22	1,010	1,031

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Health Care—continued
Becton Dickinson & Co. 2.894%, 6/6/22	$ 322	$ 326
3.363%, 6/6/24	192	198
HCA, Inc. 5.375%, 2/1/25	570	615
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	434
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	895	925
Tenet Healthcare Corp. 4.625%, 7/15/24	550	557
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	1,200	1,220
(3 month LIBOR + 0.750%) 3.169%, 3/19/21(2)	1,100	1,099

		7,628

Industrials—1.8%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	656	679
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	1,045	1,071
BAT Capital Corp. (3 month LIBOR + 0.880%) 3.398%, 8/15/22(2)	1,030	1,033
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,378
Owens Corning 4.200%, 12/15/22	920	957
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	895	941
TransDigm, Inc. 6.500%, 7/15/24	395	400
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	923	980

		7,439

Information Technology—1.0%
Broadcom Corp. 2.375%, 1/15/20	1,170	1,168
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	1,315	1,322
Dell International LLC 144A 4.000%, 7/15/24(1)	395	405
Hewlett Packard Enterprise Co. 3.500%, 10/5/21	235	240
(3 month LIBOR + 0.720%) 3.318%, 10/5/21(2)	145	145
VMware, Inc. 2.950%, 8/21/22	855	862

		4,142

Materials—0.8%
ArcelorMittal 6.125%, 6/1/25	585	665
DuPont de Nemours, Inc. 3.766%, 11/15/20	146	149
(3 month LIBOR + 0.710%) 3.228%, 11/15/20(2)	243	244
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	900	936

	Par Value	Value
Materials—continued
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(1)	$ 312	$ 341
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	300	312
Syngenta Finance NV 144A 3.698%, 4/24/20(1)	365	367
144A 3.933%, 4/23/21(1)	365	371

		3,385

Real Estate—0.6%
Corporate Office Properties LP 3.700%, 6/15/21	220	222
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	920	926
Hospitality Properties Trust 4.500%, 6/15/23	420	435
4.650%, 3/15/24	430	442
Office Properties Income Trust 4.150%, 2/1/22	580	588
Ventas Realty LP 2.700%, 4/1/20	152	153

		2,766

Utilities—1.8%
CenterPoint Energy, Inc. 3.850%, 2/1/24	1,040	1,090
Exelon Corp. 2.850%, 6/15/20	805	808
3.497%, 6/1/22	571	585
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,061	1,089
PNM Resources, Inc. 3.250%, 3/9/21	810	818
PSEG Power LLC 3.850%, 6/1/23	297	309
Southern Co. (The) 2.950%, 7/1/23	920	933
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	736
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	1,040	1,046

		7,414

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $92,335)		94,011

LEVERAGED LOANS(2) —3.6%

Aerospace—0.2%
TransDigm, Inc. 2018, Tranche E (3 month LIBOR + 2.500%) 4.830%, 5/30/25	230	224
2018, Tranche F (3 month LIBOR + 2.500%) 4.830%, 6/9/23	726	712

		936

Energy—0.0%
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 0.000%, 7/16/21(7)(8)	1	—

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Financial—0.0%
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.402%, 12/27/22	$ 188	$ 188

Food / Tobacco—0.1%
Aramark Intermediate HoldCo Corp.
Tranche B-2 (3 month LIBOR + 1.750%) 4.080%, 3/28/24	288	287
Tranche B-3 (3 month LIBOR + 1.750%) 4.080%, 3/11/25	345	344

		631

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 0.000%, 5/15/26(9)	730	725

Gaming / Leisure—0.8%
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 4.622%, 9/15/23	724	719
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.652%, 4/18/24	610	607
Eldorado Resorts, Inc. (1 month LIBOR + 2.250%) 4.688%, 4/17/24	485	483
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.154%, 6/22/26	578	578
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.910%, 6/8/23	355	354
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.152%, 5/30/25	516	514

		3,255

Healthcare—0.7%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.162%, 11/27/25	192	191
(1 month LIBOR + 3.000%) 5.412%, 6/2/25	438	438
HCA, Inc. Tranche B-11 (3 month LIBOR + 1.750%) 4.080%, 3/17/23	1,783	1,784
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.152%, 6/11/25	529	525

		2,938

Information Technology—0.4%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	760	757
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.410%, 9/7/23	849	844

		1,601

	Par Value		Value
Media / Telecom - Broadcasting—0.2%
Nexstar Broadcasting, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/19/26(9)	$ 670		$ 667

Media / Telecom - Cable/Wireless Video—0.4%
Charter Communications Operating LLC Tranche B (3 month LIBOR + 2.000%) 4.330%, 4/30/25	825		823
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.644%, 1/15/26	743		731

			1,554

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.652%, 2/28/25	312		307

Media / Telecom - Telecommunications—0.1%
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.652%, 2/22/24	548		543

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.410%, 4/11/25	401		396

Service—0.2%
Trans Union LLC 2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.402%, 6/19/25	793		790

Utility—0.1%
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.690%, 12/31/20	345		346
(3 month LIBOR + 1.125%) 1.125%, 12/31/20(10)	115		115

			461

TOTAL LEVERAGED LOANS
(Identified Cost $15,067)			14,992

	Shares
PREFERRED STOCKS—1.0%

Financials—1.0%
Bank of New York Mellon Corp. (The) Series E, 4.950%	1,380	(11)	1,397
Citigroup, Inc. Series T, 6.250%(12)	1,020	(11)	1,120
JPMorgan Chase & Co. Series Z, 5.300%	1,155	(11)	1,168
Wells Fargo & Co. Series K, 6.180%(2)	325	(11)	327

			4,012

TOTAL PREFERRED STOCKS
(Identified Cost $3,932)			4,012

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Shares		Value
EXCHANGE-TRADED FUND—0.5%
iShares iBoxx High Yield Corporate Bond Index Fund(13)	24,049	$2,097

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $2,094)		2,097

TOTAL LONG-TERM INVESTMENTS—99.7%
(Identified Cost $412,966)		418,098

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(13)	940,859	941

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $941)		941

SECURITIES LENDING COLLATERAL—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(13)(14)	1,114,750	1,114

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $1,115)		1,114

TOTAL INVESTMENTS—100.2%
(Identified Cost $415,022)		$420,153
Other assets and liabilities, net—(0.2)%		(756)

NET ASSETS—100.0%		$419,397

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
P.O.	Principal Only Security
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $279,814 or 66.7% of net assets.

(2)

Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	All or a portion of security is on loan.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Represents unfunded portion of security and commitment fee earned on this portion.
(11)	Value shown as par value.
(12)	Interest may be forfeited.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

NEWFLEET LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$137,306	$—	$136,261	$1,045
Corporate Bonds and Notes	94,011	—	94,011	—
Foreign Government Securities	1,228	—	1,228	—
Leveraged Loans	14,992	—	14,992	—	(1)
Mortgage-Backed Securities	160,279	—	158,399	1,880
U.S. Government Securities	4,173	—	4,173	—
Equity Securities:
Preferred Stocks	4,012	—	4,012	—
Exchange-Traded Fund	2,097	2,097	—	—
Securities Lending Collateral	1,114	1,114	—	—
Money Market Mutual Fund	941	941	—	—

Total Investments	$420,153	$4,152	$413,076	$2,925

(1)	Includes internally fair valued securities currently priced at zero.

Securities held by the Fund with an end of period value of $900 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Mortgage-Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2018:	$1,822	$ —	$1,822	$—	(2)
Accrued discount/(premium)	2	—	2	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation) (1)	12	—	12	—
Purchases	2,925	1,045	1,880	—
Sales	(936)	—	(936)	—
Transfers into Level 3 (3)	—	—	—	—
Transfers from Level 3 (3)	(900)	—	(900)	—

Balance as of June 30, 2019	$2,925	$1,045	$1,880	$—	(2)

(1)	The change in the unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $12.

(2)	Includes fair valued security priced at zero.

(3)	“Transfers into and/or from” represent the ending value as of June 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Par Value		Value
U.S. GOVERNMENT SECURITIES—1.6%
U.S. Treasury Bond 3.000%, 8/15/48	$ 470		$ 515
2.875%, 5/15/49	835		894
U.S. Treasury Note 1.125%, 8/31/21	1,550		1,529
2.625%, 12/31/23	1,475		1,530

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $4,404)			4,468

MUNICIPAL BONDS—0.2%

Michigan—0.1%
Tobacco Settlement Finance Authority Revenue Taxable Series A
7.309%, 6/1/46	130		130

Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable
6.706%, 6/1/46	310		293

TOTAL MUNICIPAL BONDS
(Identified Cost $438)			423

FOREIGN GOVERNMENT SECURITIES—7.7%
Argentine Republic 6.875%, 4/22/21	275		241
6.875%, 1/26/27	355		285
Series NY 8.280%, 12/31/33	324		271
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	920		269
RegS 7.650%, 4/21/25(1)	1,500		394
Dominican Republic 144A 6.000%, 7/19/28(2)	795		858
Federal Republic of Nigeria 144A 7.875%, 2/16/32(2)	980		1,024
Kingdom of Jordan 144A 5.750%, 1/31/27(2)	1,075		1,087
Kingdom of Morocco 144A 5.500%, 12/11/42(2)	800		909
Provincia de Buenos Aires 144A 7.875%, 6/15/27(2)	1,180		876
Republic of Angola 144A 8.250%, 5/9/28(2)	540		578
Republic of Egypt 144A 7.500%, 1/31/27(2)	450		480
144A 7.600%, 3/1/29(2)	550		580
Republic of Ghana 144A 7.625%, 5/16/29(2)	395		401
144A 8.125%, 3/26/32(2)	220		223
Republic of Indonesia Treasury Bond, Series FR77 8.125%, 5/15/24	8,795,000	IDR	655
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	730		722

	Par Value		Value
Republic of Kenya 144A 8.000%, 5/22/32(2)	$ 725		$ 766
Republic of Pakistan 144A 6.875%, 12/5/27(2)	235		237
Republic of Saudi 144A 4.375%, 4/16/29(2)	900		972
Republic of South Africa 5.875%, 9/16/25	250		274
5.650%, 9/27/47	510		523
Republic of Sri Lanka 144A 6.750%, 4/18/28(2)	690		667
144A 7.550%, 3/28/30(2)	265		266
Republic of Turkey 4.875%, 10/9/26	1,195		1,069
6.000%, 3/25/27	625		594
Russian Federation 144A 5.625%, 4/4/42(2)	1,600		1,876
Sultanate of Oman 144A 5.375%, 3/8/27(2)	1,135		1,066
144A 5.625%, 1/17/28(2)	365		345
Ukraine 144A 7.750%, 9/1/23(2)	525		555
144A 7.750%, 9/1/26(2)	875		901
United Mexican States 4.150%, 3/28/27	460		482
4.500%, 4/22/29	555		595
Series M 6.500%, 6/9/22	16,410	MXN	833

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $23,087)			21,874

MORTGAGE-BACKED SECURITIES—21.0%

Agency—0.8%
Federal National Mortgage Association Pool #MA3088 4.000%, 8/1/47	2,129		2,219

Non-Agency—20.2%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(2)(3)	554		563
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(2)	915		983
2015-SFR1, A 144A 3.467%, 4/17/52(2)	647		667
2015-SFR2, C 144A 4.691%, 10/17/52(2)	1,011		1,094
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A 3.674%, 7/27/48(2)(3)	910		924
2019-1, A1 144A 3.920%, 11/25/48(2)(3)	862		879
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(2)(3)	810		814

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(2)(3)	$ 710	$ 727
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	506	518
2019-2, A1 144A 3.347%, 4/25/49(2)(3)	471	477
Banc of America Funding Trust 2004-D, 5A1 4.475%, 1/25/35(3)	553	557
2005-1, 1A1 5.500%, 2/25/35	282	288
2006-2, 3A1 6.000%, 3/25/36	126	128
Bank of America (Merrill Lynch - Countrywide)
Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	253	260
2004-24CB, 1A1 6.000%, 11/25/34	58	60
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(2)	625	656
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(3)	700	729
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	445	467
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(2)(3)	714	729
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	785	820
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(2)(3)	609	620
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 3.520%, 6/15/34(2)(3)	495	495
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.635%, 5/10/35(2)(3)	400	412
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(2)(3)	250	253
2019-RP1, A1 144A 3.500%, 1/25/66(2)(3)	895	923
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(2)(3)	289	288
2019-1, A1 144A 3.705%, 3/25/49(2)(3)	504	512
2019-3, A1 144A 2.764%, 8/25/49(2)(3)	1,215	1,215
CoreVest American Finance Trust 2018-1, A 144A 3.804%, 6/15/51(2)	258	267
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A
3.374%, 5/15/36(2)(3)	675	676
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.758%, 4/25/44(2)(3)	226	226

	Par Value	Value
Non-Agency—continued
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	$ 131	$ 131
2017-2A, A2 144A 2.606%, 6/25/47(2)(3)	107	107
Ellington Financial Mortgage Trust 2017-1, A1 144A 2.687%, 10/25/47(2)(3)	690	688
2019-1, A1 144A 2.934%, 6/25/59(2)(3)(4)	635	635
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(3)	442	446
2018-2, A41 144A 4.500%, 10/25/58(2)(3)	491	503
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(3)	534	536
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(3)	194	204
Homeward Opportunities Fund I Trust 2018-1, A1 144A 3.766%, 6/25/48(2)(3)	487	496
2019-1, A1 144A 3.454%, 1/25/59(2)(3)	746	756
JPMorgan Chase Commercial Mortgage Securities
Trust 2015-C31, AS 4.106%, 8/15/48	665	707
JPMorgan Chase Mortgage Trust 2014-2, 2A2 144A 3.500%, 6/25/29(2)(3)	166	170
2014-5, B2 144A 2.984%, 10/25/29(2)(3)	306	302
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	555	568
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	705	729
2017-4, A3 144A 3.500%, 11/25/48(2)(3)	404	409
2018-8, A3 144A 4.000%, 1/25/49(2)(3)	538	551
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(2)(3)	775	784
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	440	444
2005-2, 2A1 6.000%, 1/25/35	312	331
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	131	133
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.604%, 6/25/52(2)(3)(4)	400	400
MetLife Securitization Trust 2017-1A, M1 144A 3.728%, 4/25/55(2)(3)	425	439
2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	774	804
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(2)(3)	1,830	1,854
New Residential Mortgage Loan Trust 2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.154%, 1/25/48(2)(3)	751	750

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	$ 632	$ 660
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	947	982
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(2)(3)	613	622
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	684	705
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(2)	940	944
2018-SFR1, B 144A 3.484%, 3/17/35(2)	980	994
2018-SFR2, B 144A 3.841%, 8/17/35(2)	1,380	1,415
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(2)(3)	963	975
2019-2A, A1 144A 3.967%, 4/25/24(2)(3)	1,307	1,326
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(2)(3)	798	803
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	461	477
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(3)	1,045	1,045
Sequoia Mortgage Trust 2013-8, B1 3.528%, 6/25/43(3)	672	688
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(2)(3)	618	627
Towd Point Mortgage Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 3.341%, 4/25/48(2)(3)	1,090	1,087
2015-1, A2 144A 3.250%, 10/25/53(2)(3)	555	560
2016-1, M1 144A 3.500%, 2/25/55(2)(3)	380	391
2015-6, M1 144A 3.750%, 4/25/55(2)(3)	760	792
2015-5, A2 144A 3.500%, 5/25/55(2)(3)	690	706
2016-2, A1 144A 3.000%, 8/25/55(2)(3)	566	571
2017-1, M1 144A 3.750%, 10/25/56(2)(3)	450	465
2019-1, A1 144A 3.750%, 3/25/58(2)(3)	731	763
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(3)	319	322
2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	710	723
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	374	375
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(2)(3)	422	427
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(2)(3)	525	530
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5,
A1A 144A 4.213%, 8/25/48(2)(3)	791	798

	Par Value	Value
Non-Agency—continued
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7,
A1A 144A 3.967%, 9/25/48(2)(3)	$ 343	$ 345
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(2)(3)	702	711
Verus Securitization Trust 2018-1, A1 144A 2.929%, 2/25/48(2)(3)	392	392
2019-1, A1 144A 3.836%, 2/25/59(2)(3)	900	914
2019-INV1, A1 144A 3.402%, 12/25/59(2)(3)	630	637
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	693
2015-LC20, B 3.719%, 4/15/50	875	906

		57,475

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $58,711)		59,694

ASSET-BACKED SECURITIES—8.5%

Automobiles—4.8%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(2)	685	689
2019-1, B 144A 4.470%, 10/20/22(2)	640	656
American Credit Acceptance Receivables Trust 2018-1, C 144A 3.550%, 4/10/24(2)	1,105	1,112
2018-4, C 144A 3.970%, 1/13/25(2)	790	806
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	745	744
DT Auto Owner Trust 2017-2A, D 144A 3.890%, 1/15/23(2)	1,180	1,189
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(2)	865	897
2019-1A, D 144A 4.130%, 12/16/24(2)	770	796
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(2)	1,180	1,182
2017-1A, C 144A 3.500%, 7/15/22(2)	1,180	1,185
2018-1A, B 144A 3.520%, 8/15/23(2)	1,155	1,168
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	660	675
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(2)	1,015	1,018
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(2)	670	676

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value		Value
Automobiles—continued
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(2)	$ 720		$ 730

			13,523

Consumer Loans—0.2%
FREED ABS Trust 2019-1, B 144A 3.870%, 6/18/26(2)	665		674

Credit Card—0.1%
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(2)	385		393

Other—3.4%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	717		723
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(2)	907		944
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 3.628%, 5/15/29(2)(3)	535		535
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(2)	820		824
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	926		940
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(2)	308		309
ExteNet LLC 144A 3.204%, 7/26/49(2)	425		425
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(2)	234		235
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(2)	795		805
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(2)	655		671
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	303		296
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	658		675
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(2)(4)	820		820
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(2)	458		459
Wendy’s Funding LLC 2019-1A, A2I 144A 3.783%, 6/15/49(2)	825		830

			9,491

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $23,807)			24,081

CORPORATE BONDS AND NOTES—45.4%

Communication Services—2.9%
America Movil SAB de C.V. 6.450%, 12/5/22	50	MXN	244
AT&T, Inc. (3 month LIBOR + 1.180%) 3.616%, 6/12/24(3)	630		638
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	548		484
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(2)	555		602

	Par Value	Value
Communication Services—continued
Consolidated Communications, Inc. 6.500%, 10/1/22(5)	$ 660	$ 615
Discovery Communications LLC 3.950%, 3/20/28	900	928
DISH DBS Corp. 5.875%, 7/15/22	300	304
7.750%, 7/1/26	280	274
Entercom Media Corp. 144A 6.500%, 5/1/27(2)	30	31
Frontier Communications Corp. 8.500%, 4/15/20(5)	254	207
11.000%, 9/15/25	400	248
144A 8.500%, 4/1/26(2)	245	238
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	210	216
iHeart Communications, Inc. 6.375%, 5/1/26(5)	28	30
8.375%, 5/1/27	51	53
iHeart Communications, Inc. Escrow 0.000%, 5/1/23(6)	465	—
McGraw-Hill Global Education Holdings LLC Senior
Unsecured Notes 144A 7.875%, 5/15/24(2)(5)	513	469
Meredith Corp. 6.875%, 2/1/26	436	463
Nexstar Escrow, Inc. 144A 5.625%, 7/15/27(2)	35	36
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(2)	160	164
144A 5.500%, 7/1/29(2)	325	333
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(2)	750	772
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(2)	850	888

		8,237

Consumer Discretionary—4.5%
Beazer Homes USA, Inc. 5.875%, 10/15/27	586	508
Boyd Gaming Corp. 6.000%, 8/15/26	170	179
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	775	808
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(2)	363	363
Dollar Tree, Inc. 4.000%, 5/15/25	515	537
Downstream Development Authority of The Quapaw
Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	451	477
Eldorado Resorts, Inc. 6.000%, 9/15/26	214	234
frontdoor, Inc. 144A 6.750%, 8/15/26(2)	505	538
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	746	785
GLP Capital LP 5.250%, 6/1/25	600	643
Golden Nugget, Inc. 144A 8.750%, 10/1/25(2)	375	394
Hilton Domestic Operating Co., Inc. 144A 4.875%, 1/15/30(2)	190	196

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Consumer Discretionary—continued
Lear Corp. 3.800%, 9/15/27	$ 835	$ 826
M/I Homes, Inc. 5.625%, 8/1/25	560	568
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(2)	380	409
Michaels Stores, Inc. 144A 8.000%, 7/15/27(2)	95	95
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(2)	428	175
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(2)	45	47
144A 8.500%, 5/15/27(2)	445	458
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(2)	110	112
144A 5.750%, 4/15/26(2)	60	62
PulteGroup, Inc. 7.875%, 6/15/32	525	625
Scientific Games International, Inc. 6.625%, 5/15/21	383	388
144A 8.250%, 3/15/26(2)	240	252
Service Corp. International 5.125%, 6/1/29	145	153
Tenneco, Inc. 5.000%, 7/15/26(5)	440	350
Under Armour, Inc. 3.250%, 6/15/26	640	604
Vista Outdoor, Inc. 5.875%, 10/1/23(5)	616	601
Weekley Homes LLC 6.625%, 8/15/25	685	676
William Lyon Homes, Inc. 6.000%, 9/1/23	821	833

		12,896

Consumer Staples—2.0%
Albertson’s Cos. LLC 5.750%, 3/15/25	315	317
Altria Group, Inc. 4.400%, 2/14/26	126	135
4.800%, 2/14/29	960	1,036
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	525	565
4.750%, 1/23/29	150	170
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	780	834
Chobani LLC 144A 7.500%, 4/15/25(2)	430	402
CVS Health Corp. 4.300%, 3/25/28	935	985
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	434	382
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(2)	800	829

		5,655

Energy—8.4%
Afren plc 144A 11.500%, 2/1/16(1)(2)(4)	463	—	(7)

	Par Value	Value
Energy—continued
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	$ 660	$ 693
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(2)	750	756
Callon Petroleum Co. 6.125%, 10/1/24	290	293
CGG SA PIK Interest Capitalization, 144A 6.522%, 2/21/24(2)(8)	5	6
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(2)	332	350
Citgo Holding, Inc. 144A 10.750%, 2/15/20(2)	494	511
CrownRock LP 144A 5.625%, 10/15/25(2)	670	670
Denbury Resources, Inc. 144A 9.250%, 3/31/22(2)	251	235
144A 7.750%, 2/15/24(2)	327	271
Encana Corp. 8.125%, 9/15/30	330	438
EP Energy LLC 144A 9.375%, 5/1/24(2)	145	33
144A 8.000%, 11/29/24(2)	217	147
144A 7.750%, 5/15/26(2)	190	170
Gazprom OAO Via Gaz Capital S.A. RegS 7.288%, 8/16/37(9)(10)	730	921
Geopark Ltd. 144A 6.500%, 9/21/24(2)	760	783
HollyFrontier Corp. 5.875%, 4/1/26	900	989
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(2)	1,430	1,533
Kinder Morgan, Inc. 7.750%, 1/15/32	1,115	1,527
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(2)	655	660
MPLX LP 4.000%, 3/15/28	707	734
Nabors Industries, Inc. 5.500%, 1/15/23	620	580
Odebrecht Offshore Drilling Finance Ltd. PIK Interest
Capitalization, 144A 7.720%, 12/1/26(2)(11)	851	213
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(12)	124	1
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	2,075	2,539
Petrobras Global Finance B.V. 7.375%, 1/17/27	922	1,059
5.750%, 2/1/29	1,105	1,152
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	237
Petroleos Mexicanos 4.625%, 9/21/23	370	362
6.500%, 3/13/27	730	720
5.350%, 2/12/28	560	510
6.375%, 1/23/45	610	525
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	795	835
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)(5)	375	284
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(2)	500	516

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value		Value
Energy—continued
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(10)	$ 855		$ 1,011
Targa Resources Partners LP 5.875%, 4/15/26	343		364
Transocean, Inc. 144A 9.000%, 7/15/23(2)	301		320
USA Compression Partners LP 144A 6.875%, 9/1/27(2)	385		404
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	573		372
Weatherford International Ltd. 9.875%, 2/15/24	185		97

			23,821

Financials—10.3%
Acrisure LLC 144A 8.125%, 2/15/24(2)	255		263
144A 7.000%, 11/15/25(2)	780		704
AerCap Ireland Capital DAC 3.650%, 7/21/27	975		969
Allstate Corp. (The) Series B (3 month LIBOR + 2.938%) 5.750%, 8/15/53(13)	845		886
Athene Holding Ltd. 4.125%, 1/12/28	935		942
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(2)	725		764
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	1,005		1,005
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	890		856
Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	530		585
Bank of America Corp. 4.200%, 8/26/24	877		932
Bank of China Ltd. 144A 5.000%, 11/13/24(2)	875		941
Bank of Montreal 3.803%, 12/15/32	529		537
Brighthouse Financial, Inc. 3.700%, 6/22/27	1,155		1,099
BrightSphere Investment Group plc 4.800%, 7/27/26	785		799
Capital One Financial Corp. 3.750%, 7/28/26	1,030		1,048
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(2)	160,000	KZT	409
Discover Bank 4.682%, 8/9/28	865		896
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	645		653
E*TRADE Financial Corp. 4.500%, 6/20/28	820		862
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	1,000		1,054
Fairstone Financial, Inc. 144A 7.875%, 7/15/24(2)	105		107
FS KKR Capital Corp. 4.250%, 1/15/20	308		309
4.750%, 5/15/22	200		202

	Par Value	Value
Financials—continued
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.688%, 5/15/26(3)	$ 845	$ 833
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(2)(5)	725	790
ICAHN Enterprises LP 144A 6.250%, 5/15/26(2)	765	774
ING Groep N.V. 6.000% (12)(13)	665	672
Jefferies Group LLC 4.850%, 1/15/27	360	371
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.632%, 4/20/67(3)(13)	300	236
Morgan Stanley 3.125%, 7/27/26	850	866
Nationstar Mortgage Holdings, Inc. 144A 8.125%, 7/15/23(2)	305	311
Navient Corp. 6.750%, 6/25/25	791	819
Prudential Financial, Inc. (3 month LIBOR + 4.175%) 5.875%, 9/15/42	485	513
Santander Holdings USA, Inc. 3.500%, 6/7/24	270	274
4.400%, 7/13/27	700	730
Springleaf Finance Corp. 7.125%, 3/15/26	365	399
Synchrony Financial 3.950%, 12/1/27	1,280	1,278
Synovus Financial Corp. 5.900%, 2/7/29	437	452
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	740	781
Toronto-Dominion Bank (The) 3.625%, 9/15/31	910	927
Voya Financial, Inc. 5.650%, 5/15/53	615	638
Wells Fargo & Co. Series S (3 month LIBOR + 3.110%) 5.900%(12)	640	670

		29,156

Health Care—3.0%
Advanz Pharma Corp. 8.000%, 9/6/24	104	101
Avantor, Inc. 144A 6.000%, 10/1/24(2)	302	321
144A 9.000%, 10/1/25(2)	388	433
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(2)	190	213
144A 8.500%, 1/31/27(2)	315	346
Bausch Health Cos., Inc. 144A 6.500%, 3/15/22(2)	60	62
144A 7.000%, 3/15/24(2)	65	69
144A 5.500%, 11/1/25(2)	731	762
144A 7.000%, 1/15/28(2)	455	471
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(2)	150	153
Eagle Holding Co. II, LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(14)	331	333
PIK Interest Capitalization, 144A 7.750%, 5/15/22(2)(15)	375	378

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Health Care—continued
HCA, Inc. 5.375%, 2/1/25	$ 319	$ 344
5.625%, 9/1/28	397	430
5.875%, 2/1/29	65	71
4.125%, 6/15/29	720	737
IQVIA, Inc. 144A 5.000%, 5/15/27(2)	135	139
Mylan NV 3.950%, 6/15/26	690	666
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	305	291
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	335	329
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	600	601
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(2)(5)	135	117
144A 10.000%, 4/15/27(2)	290	289
Tenet Healthcare Corp. 8.125%, 4/1/22	155	163
144A 6.250%, 2/1/27(2)	285	293
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	402	372

		8,484

Industrials—4.7%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(2)	715	727
144A 9.750%, 7/15/27(2)	285	285
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	870	871
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	807	831
Bombardier, Inc. 144A 7.500%, 3/15/25(2)	280	282
Clean Harbors, Inc. 144A 4.875%, 7/15/27(2)	35	36
CNH Industrial N.V. 4.500%, 8/15/23	708	743
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(2)	325	342
DP World plc 144A 6.850%, 7/2/37(2)	400	502
Garda World Security Corp. 144A 8.750%, 5/15/25(2)	571	564
GFL Environmental, Inc. 144A 7.000%, 6/1/26(2)	265	271
144A 8.500%, 5/1/27(2)	255	274
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(2)	540	479
IAA, Inc. 144A 5.500%, 6/15/27(2)	160	166
Navistar International Corp. 144A 6.625%, 11/1/25(2)	525	550
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	319	326
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(2)	886	851
Oshkosh Corp. 4.600%, 5/15/28	1,102	1,162

	Par Value	Value
Industrials—continued
Pentair Finance S.a.r.l 4.500%, 7/1/29	$ 965	$ 989
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(2)	433	390
Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	465	466
TransDigm, Inc. 6.500%, 7/15/24	460	466
6.500%, 5/15/25	200	202
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	662	703
US Airways, Inc. Pass-Through-Trust 2012-1, B 8.000%, 10/1/19	821	829

		13,307

Information Technology—2.0%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(2)	83	72
Broadcom Corp. 3.625%, 1/15/24	667	674
Broadcom, Inc. 144A 3.625%, 10/15/24(2)	445	447
Citrix Systems, Inc. 4.500%, 12/1/27	855	884
Dell International LLC 144A 4.900%, 10/1/26(2)	440	459
144A 8.100%, 7/15/36(2)	295	362
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	185	193
Exela Intermediate LLC 144A 10.000%, 7/15/23(2)	287	233
Motorola Solutions, Inc. 4.600%, 2/23/28	521	546
4.600%, 5/23/29	270	284
ViaSat, Inc. 144A 5.625%, 9/15/25(2)	550	540
144A 5.625%, 4/15/27(2)	360	375
VMware, Inc. 3.900%, 8/21/27	636	644

		5,713

Materials—3.9%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)	1,110	1,175
ArcelorMittal 4.550%, 3/11/26	365	386
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(13)	1,295	1,478
CPG Merger Sub LLC 144A 8.000%, 10/1/21(2)	320	324
Equate Petrochemical BV 144A 4.250%, 11/3/26(2)	765	800
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	950	959
Greif, Inc. 144A 6.500%, 3/1/27(2)	420	434
Hexion, Inc. 6.625%, 4/15/20(1)(5)	455	353
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)(5)	335	342

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Materials—continued
James Hardie International Finance DAC 144A 5.000%, 1/15/28(2)	$ 740	$ 736
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	540	547
LSB Industries, Inc. 144A 9.625%, 5/1/23(2)	360	366
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(2)	274	286
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(2)	370	383
SABIC Capital II BV 144A 4.500%, 10/10/28(2)	795	851
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(2)(9)	275	294
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	315	327
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(2)	446	416
Vedanta Resources Ltd. 144A 6.125%, 8/9/24(2)	545	501

		10,958

Real Estate—1.8%
EPR Properties 4.750%, 12/15/26	815	863
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455	469
Hospitality Properties Trust 4.950%, 2/15/27	900	906
Life Storage LP 3.875%, 12/15/27	385	394
4.000%, 6/15/29	330	339
MPT Operating Partnership LP 5.000%, 10/15/27	302	311
Office Properties Income Trust 4.500%, 2/1/25	900	901
Physicians Realty LP 4.300%, 3/15/27	790	815

		4,998

Utilities—1.9%
CenterPoint Energy, Inc. 4.250%, 11/1/28	675	729
DPL, Inc. 144A 4.350%, 4/15/29(2)	803	813
Ferrellgas Partners LP 8.625%, 6/15/20	135	100
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	1,000	1,020
Talen Energy Supply LLC 144A 7.250%, 5/15/27(2)	145	149
144A 6.625%, 1/15/28(2)	560	557
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	581	583
Texas Competitive Electric Escrow 0.000%, 11/1/49(6)	200	—
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(2)(6)	375	—	(7)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(2)	750	843

	Par Value	Value
Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(2)	$ 685	$ 695

		5,489

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $127,829)		128,714

LEVERAGED LOANS(3) —11.4%

Aerospace—0.4%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.160%, 12/6/25	149	150
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	195	196
Tranche B-2 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	105	105
TransDigm, Inc. 2018, Tranche E (3 month LIBOR + 2.500%) 4.830%, 5/30/25	217	212
2018, Tranche F (3 month LIBOR + 2.500%) 0.000%, 6/9/23(16)	412	404

		1,067

Chemicals—0.1%
Hexion, Inc. (3 month LIBOR + 3.500%) 0.000%, 6/26/26(16)	80	80
New Arclin U.S. Holding Corp. First Lien (3 month
LIBOR + 3.500%) 0.000%, 2/14/24(16)	202	201

		281

Consumer Durables—0.2%
Global Appliance, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 9/29/24(16)	473	466

Consumer Non-Durables—0.9%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.939%, 4/6/24	847	845
Kronos Acquisition Intermediate, Inc. (1 month LIBOR
+ 4.000%) 6.402%, 5/15/23	374	352
Parfums Holding Co., Inc.
First Lien (3 month LIBOR + 4.250%) 6.772%, 6/30/24	349	346
Second Lien (3 month LIBOR + 8.750%) 11.080%, 6/30/25	420	417
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.394%, 6/16/25	708	635

		2,595

Energy—0.6%
California Resources Corp. (1 month LIBOR + 10.375%) 12.777%, 12/31/21	420	425
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 7.600%, 3/28/24	360	360

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Energy—continued
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.652%, 10/30/24	$ 626	$ 609
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.330%, 2/21/21	462	329

		1,723

Financial—1.0%
Asurion LLC Tranche B-2, Second Lien (3 month LIBOR
+ 6.500%) 0.000%, 8/4/25(16)	559	566
Blackhawk Network Holdings, Inc. First Lien (1 month
LIBOR + 3.000%) 5.402%, 6/15/25	650	644
Ditech Holding Corp. Tranche B (3 month PRIME + 7.000%) 12.500%, 6/30/22(1)(4)	815	285
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.402%, 12/27/22	145	144
iStar, Inc. (1 month LIBOR + 2.750%) 5.152%, 6/28/23	668	667
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.152%, 10/1/25	507	492

		2,798

Food / Tobacco—0.4%
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 6.090%, 5/23/25	109	106
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.402%, 5/23/25	428	423
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.402%, 8/16/23	544	532

		1,061

Food and Drug—0.1%
Albertson’s LLC 2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.402%, 11/17/25	341	339

Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (1 month LIBOR
+ 3.250%) 5.652%, 1/31/25	279	262

Gaming / Leisure—0.6%
Affinity Gaming (1 month LIBOR + 3.250%) 5.652%, 7/1/23	505	485
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.150%, 4/29/24	271	259
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.216%, 8/14/24	336	331
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.830%, 7/10/25	529	529

	Par Value	Value
Gaming / Leisure—continued
UFC Holdings LLC 2019, First Lien (3 month LIBOR + 3.250%) 0.000%, 4/29/26(16)	$ 178	$ 177

		1,781

Healthcare—1.4%
21st Century Oncology, Inc. Tranche B (3 month LIBOR
+ 6.125%) 8.735%, 1/16/23	157	135
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.919%, 10/31/25	403	403
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.500%, 1/4/26	75	75
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.902%, 6/30/25	495	496
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.162%, 11/27/25	215	214
(1 month LIBOR + 3.000%) 5.412%, 6/2/25	95	95
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.402%, 6/7/23	562	558
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.152%, 10/10/25	424	374
NVA Holdings, Inc. Tranche B-4 (1 month LIBOR + 3.500%) 5.939%, 2/2/25	60	60
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.680%, 6/30/25	344	331
Phoenix Guarantor, Inc. First Lien (1 month LIBOR + 4.500%) 6.921%, 3/5/26	115	114
Prospect Medical Holdings, Inc. Tranche B-1 (1 month
LIBOR + 5.500%) 7.938%, 2/22/24	341	321
Regionalcare Hospital Partners Holdings, Inc. Tranche
B, First Lien (1 month LIBOR + 4.500%) 6.904%, 11/16/25	607	603
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 0.000%, 10/1/25(16)	181	178

		3,957

Housing—0.4%
American Builders & Contractors Supply Co., Inc.
Tranche B-2 (1 month LIBOR + 2.000%) 4.402%, 10/31/23	517	509
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.410%, 3/24/25	238	239
CPG International LLC (6 month LIBOR + 3.750%) 5.933%, 5/5/24	563	553

		1,301

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Information Technology—1.3%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 9.330%, 9/19/25	$ 305	$ 308
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.580%, 10/2/25	393	371
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	540	538
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.410%, 9/7/23	214	213
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.579%, 11/1/23	822	820
Second Lien (3 month LIBOR + 8.250%) 10.829%, 11/1/24	233	240
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	218	217
Tranche B-4 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	150	149
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.652%, 7/2/25	796	764

		3,620

Manufacturing—0.5%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.349%, 8/17/22	754	596
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.402%, 3/29/25	546	544
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 6.402%, 5/30/25	272	261

		1,401

Media / Telecom—Broadcasting—0.1%
iHeart Communications, Inc. (3 month LIBOR + 4.000%) 6.579%, 5/1/26	123	123
Nexstar Broadcasting, Inc. Tranche B (3 month LIBOR
+ 2.750%) 0.000%, 6/19/26(16)	225	224

		347

Media / Telecom—Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 0.000%, 1/15/26(16)	323	318

Media / Telecom—Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 0.000%, 2/28/25(16)	231	227

Media / Telecom—Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 0.000%, 1/31/25(16)	649	634
Securus Technologies Holdings, Inc.
First Lien (3 month LIBOR + 4.500%) 0.000%, 11/1/24(16)	79	73

	Par Value	Value
Media / Telecom—Telecommunications—continued
Second Lien (3 month LIBOR + 8.250%) 10.580%, 11/1/25	$ 390	$360
West Corp. Tranche B (3 month LIBOR + 4.000%) 6.522%, 10/10/24	269	250

		1,317

Metals / Minerals—0.1%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.598%, 6/1/25	365	293

Retail—0.2%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 8.421%, 10/25/23	545	466

Service—1.3%
Carlisle Food Service Products, Inc. First Lien (1 month
LIBOR + 3.000%) 5.402%, 3/20/25	74	72
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.404%, 2/6/26	390	390
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.402%, 5/30/25	571	561
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 6/30/24(16)	199	197
PetVet Care Centers LLC
First Lien (1 month LIBOR + 2.750%) 5.152%, 2/14/25	469	453
First Lien (1 month LIBOR + 2.750%) 4.161%, 2/14/25	139	134
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.250%) 5.652%, 1/3/25	659	650
Red Ventures LLC Tranche B-1, First Lien (1 month
LIBOR + 3.000%) 0.000%, 11/8/24(16)	542	540
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.910%, 7/17/25	376	375
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.160%, 2/1/23	464	454

		3,826

Transportation—Automotive—0.1%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR
+ 3.500%) 5.902%, 4/30/26	345	342

Utility—0.9%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.152%, 4/13/23	432	431
Brookfield WEC Holdings, Inc.
(3 month LIBOR + 3.500%) 0.000%, 8/1/25(16)	105	105
First Lien (3 month LIBOR + 3.500%) 5.902%, 8/1/25	597	596
Second Lien (1 month LIBOR + 6.750%) 9.152%, 8/3/26	330	334

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value		Value
Utility—continued
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 0.000%, 4/5/26(16)	$ 390		$ 389
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.690%, 12/31/20	230		231
(3 month LIBOR + 1.125%) 1.125%, 12/31/20(17)	75		75
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.402%, 4/15/24	398		397

			2,558

TOTAL LEVERAGED LOANS
(Identified Cost $33,678)			32,346

	Shares
PREFERRED STOCKS—2.4%

Consumer Discretionary—0.0%
MYT Holding Co., 10.000%	87,252		80

Financials—2.1%
Citigroup, Inc., 5.950%	530	(18)	554
Huntington Bancshares, Inc. Series E, 5.700%	353	(18)	355
JPMorgan Chase & Co. Series Z, 5.300%	1,010	(18)	1,022
KeyCorp Series D, 5.000%(19)	1,090	(18)	1,100
M&T Bank Corp. Series F, 5.125%(19)	598	(18)	619
MetLife, Inc. Series D, 5.875%	478	(18)	505
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775	(18)	788
Zions Bancorp, 6.950%(5)	38,525		1,094

			6,037

Industrials—0.3%
General Electric Co. Series D, 5.000%	730	(18)	700

TOTAL PREFERRED STOCKS
(Identified Cost $6,586)			6,817

COMMON STOCKS—0.0%

Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(20)	11,677		55

Consumer Discretionary—0.0%
Mark IV Industries(4)	446		14

Energy—0.0%
Frontera Energy Corp.	6,656		67

TOTAL COMMON STOCKS
(Identified Cost $176)			136

EXCHANGE-TRADED FUND—1.0%
iShares iBoxx High Yield Corporate Bond Index Fund(21)	32,352		2,820

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $2,816)			2,820

	Shares	Value
RIGHT—0.0%

Utilities—0.0%
Vistra Energy Corp.(20)	6,252	$ 5

TOTAL RIGHT
(Identified Cost $5)		5

WARRANT—0.0%

Communication Services—0.0%
iHeartMedia, Inc.(4)(20)	4,966	73

TOTAL WARRANT
(Identified Cost $86)		73

TOTAL LONG-TERM INVESTMENTS—99.2%
(Identified Cost $281,623)		281,451

SECURITIES LENDING COLLATERAL—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(21)(22)	3,816,970	3,817

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $3,817)		3,817

TOTAL INVESTMENTS—100.6%
(Identified Cost $285,440)		$285,268
Other assets and liabilities, net—(0.6)%		(1,624)

NET ASSETS—100.0%		$283,644

Abbreviations:
LIBOR London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Foreign Currencies:
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Footnote Legend:

(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $154,036 or 54.3% of net assets.

(3)

Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	All or a portion of security is on loan.
(6)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(7)	Amount is less than $500.
(8)	43% of the income received was in cash and 57% was in PIK.
(9)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(11)	87% of the income received was in cash and 13% was in PIK. (12) No contractual maturity date.
(13)	Interest payments may be deferred. (14) 100% of the income received was in cash. (15) First pay date will be in November 2019.
(16)	This loan will settle after June 30, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(17)	Represents unfunded portion of security and commitment fee earned on this portion.
(18)	Value shown as par value.
(19)	Interest may be forfeited.
(20)	Non-income producing.
(21)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(22)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	75%
Canada	3
Netherlands	3
Mexico	2
Indonesia	2
Luxembourg	1
Bermuda	1
Other	13

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$24,081	$—	$23,261	$820
Corporate Bonds and Notes	128,714	—	128,714	—	(1)
Foreign Government Securities	21,874	—	21,874	—
Leveraged Loans	32,346	—	32,061	285
Mortgage-Backed Securities	59,694	—	58,659	1,035
Municipal Bonds	423	—	423	—
U.S. Government Securities	4,468	—	4,468	—
Equity Securities:
Exchange-Traded Fund	2,820	2,820	—	—
Preferred Stocks	6,817	1,094	5,723	—
Common Stocks	136	122	—	14
Right	5	—	5	—
Warrant	73	—	—	73
Securities Lending Collateral	3,817	3,817	—	—

Total Investments	$285,268	$7,853	$275,188	$2,227

(1) Amount is less than $500.

Securities held by the Fund with an end of period value of $414 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.

Securities held by the Fund with an end of period value of $285 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Corporate Bonds and Notes	Leveraged Loans	Mortgage-Backed Securities		Common Stocks	Rights	Warrants
Investments in Securities
Balance as of September 30, 2018:	$452	$—	$431	$—	$—		$16	$5	$—
Accrued discount/(premium)	12	—	12	—	—		—	—	—
Realized gain (loss)	1	—	1	—	—		—	—	—
Change in unrealized appreciation
(depreciation)(2)	(49)	—	(34)	—	—	(1)	(2)	—	(13)
Purchases	2,147	820	206	—	1,035		—	—	86
Sales	(207)	—	(207)	—	—		—	—	—
Transfers into Level 3 (3)	285	—	—	285	—		—	—	—
Transfers from Level 3(3)	(414)	—	(409)	—	—		—	(5)	—

Balance as of June 30, 2019	$2,227	$820	$— (1)	$285	$1,035		$14	$—	$73

(1) Amount is less than $500.

(2) The change in the unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $(15).

(3) “Transfers into and/or from” represent the ending value as of June 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Par Value		Value
U.S. GOVERNMENT SECURITIES—0.8%
U.S. Treasury Note
2.625%, 2/15/29	$15,660		$16,505
2.375%, 5/15/29	31,615		32,652

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $48,538)			49,157

MUNICIPAL BOND—0.1%

Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable
Series A-1, Taxable 6.706%, 6/1/46	4,500		4,245

TOTAL MUNICIPAL BOND
(Identified Cost $4,211)			4,245

FOREIGN GOVERNMENT SECURITIES—3.5%
Arab Republic of Egypt 144A
5.875%, 6/11/25(1)(2)	11,415		11,635
Argentine Republic
6.875%, 4/22/21	2,910		2,553
5.625%, 1/26/22	5,365		4,523
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999		5,145
RegS 7.750%, 10/13/19(3)(4)	9,851		2,537
Dominican Republic 144A 6.600%, 1/28/24(1)	7,115		7,889
Federal Republic of Nigeria 144A 7.625%, 11/21/25(1)	23,000		25,100
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	7,000		7,446
Provincia de Buenos Aires 144A 6.500%, 2/15/23(1)	11,460		9,581
Republic of Indonesia 144A 3.375%, 4/15/23(1)	15,000		15,263
144A 4.125%, 1/15/25(1)	9,800		10,295
Treasury Bond, Series FR77 8.125%, 5/15/24	175,263,000	IDR	13,051
Republic of Kenya 144A 7.000%, 5/22/27(1)	9,500		9,917
Republic of Pakistan 144A 8.250%, 9/30/25(1)	2,500		2,741
Republic of South Africa 4.665%, 1/17/24	6,725		7,036
5.875%, 9/16/25	6,500		7,119
Republic of Sri Lanka 144A 6.350%, 6/28/24(1)	1,000		998
144A 6.850%, 11/3/25(1)	7,550		7,571
Republic of Turkey 5.125%, 3/25/22	11,850		11,673
Republic of Turkey 7.250%, 12/23/23	6,675		6,896
Russian Federation 144A 4.875%, 9/16/23(1)	14,000		14,978

	Par Value		Value
Sultanate of Oman 144A 4.125%, 1/17/23(1)	$12,560		$12,197
144A 4.750%, 6/15/26(1)	6,295		5,812
Ukraine 144A 7.750%, 9/1/23(1)	10,335		10,929
United Mexican States Series M 6.500%, 6/9/22	250,769	MXN	12,728

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $245,639)			225,613

MORTGAGE-BACKED SECURITIES—30.6%

Agency—2.2%
Federal National Mortgage Association
Pool #792432 5.000%, 10/1/19	4		4
Pool #784263 5.500%, 3/1/20	3		3
Pool #811881 5.500%, 3/1/20	2		2
Pool #819916 5.500%, 3/1/20	12		12
Pool #819922 5.500%, 4/1/20	19		19
Pool #811451 5.000%, 6/1/20	39		40
Pool #AD6058 4.000%, 8/1/25	3,474		3,614
Pool #AO5149 3.000%, 6/1/27	436		445
Pool #AS5927 3.000%, 10/1/30	14,300		14,614
Pool #AZ4794 3.000%, 10/1/30	22,229		22,717
Pool #890707 2.500%, 2/1/31	25,341		25,531
Pool #890710 3.000%, 2/1/31	9,280		9,484
Pool #254549 6.000%, 12/1/32	21		24
Pool #695237 5.500%, 2/1/33	28		30
Pool #773385 5.500%, 5/1/34	153		170
Pool #725762 6.000%, 8/1/34	117		132
Pool #806318 5.500%, 11/1/34	134		142
Pool #806328 5.500%, 11/1/34	122		131
Pool #800267 5.500%, 12/1/34	32		36
Pool #808018 5.500%, 1/1/35	132		146
Pool #941322 6.000%, 7/1/37	7		7
Pool #889578 6.000%, 4/1/38	72		82

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Agency—continued
Pool #AC6992 5.000%, 12/1/39	$2,697	$2,931
Pool #AD3841 4.500%, 4/1/40	3,904	4,192
Pool #AD4224 5.000%, 8/1/40	3,458	3,758
Pool #AE4799 4.000%, 10/1/40	97	103
Pool #AH4009 4.000%, 3/1/41	3,243	3,419
Pool #AI2472 4.500%, 5/1/41	2,865	3,077
Pool #AS6515 4.000%, 1/1/46	9,283	9,707
Pool #AS9393 4.000%, 4/1/47	5,770	6,019
Pool #MA3058 4.000%, 7/1/47	28,497	29,716
Government National Mortgage Association
Pool #563381 6.500%, 11/15/31	16	17
Pool #581072 6.500%, 2/15/32	5	5

		140,329

Non-Agency—28.4%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	2,227	2,226
Adjustable Rate Mortgage Trust 2005-1, 3A1 4.411%, 5/25/35(5)	1,950	2,000
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(1)(5)	5,420	5,507
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(5)	8,637	8,695
2018-C, A 144A 4.360%, 9/25/65(1)(5)	7,304	7,436
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	11,269	11,626
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A 3.258%, 4/27/48(1)(5)	13,508	13,576
2018-2, A1 144A 3.674%, 7/27/48(1)(5)	22,305	22,656
2018-3, A1 144A 3.649%, 9/25/48(1)(5)	6,022	6,091
2019-1, A1 144A 3.920%, 11/25/48(1)(5)	21,222	21,642
2019-2, A1 144A 3.628%, 3/25/49(1)(5)	8,612	8,722
Angel Oak Mortgage Trust LLC 2017-1, A3 144A 3.644%, 1/25/47(1)(5)	361	362
2017-3, A1 144A 2.708%, 11/25/47(1)(5)	3,388	3,388
2019-3, A1 144A 2.930%, 5/25/59(1)(5)	18,860	18,955
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(1)(5)	39,099	40,031
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	15,103	15,440

	Par Value	Value
Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	$11,123	$11,277
Aventura Mall Trust 2013-AVM, A 144A 3.867%, 12/5/32(1)(5)	10,350	10,498
Banc of America Funding Trust 2004-B, 2A1 4.943%, 11/20/34(5)	259	265
2004-D, 5A1 4.475%, 1/25/35(5)	2,482	2,501
2005-1, 1A1 5.500%, 2/25/35	315	321
2006-2, 3A1 6.000%, 3/25/36	1,281	1,300
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	803	829
Bank of America (Merrill Lynch - Countrywide)
Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	13,323	13,661
Bank of America (Merrill Lynch - Countrywide) Home
Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.613%, 5/25/34(5)	737	742
2004-4, A6 5.500%, 5/25/34	209	209
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.349%, 8/25/34(5)	804	811
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.684%, 7/25/36(1)(5)	4,266	4,099
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(5)	6,752	6,892
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(1)	8,108	8,511
2017-RT1, A1 144A 3.000%, 3/28/57(1)(5)	3,159	3,197
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	5,910	6,156
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(5)	5,822	6,106
2017-SPL4, A 144A 3.500%, 1/28/55(1)(5)	2,344	2,385
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 3.116%, 3/15/37(1)(5)	5,490	5,469
BX Trust 2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.971%, 4/15/35(1)(5)	11,145	11,131
2018-GW, B (1 month LIBOR + 1.020%) 144A 3.414%, 5/15/35(1)(5)	19,910	19,891
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	12,170	12,706
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(5)	19,779	20,125
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 3.520%, 6/15/34(1)(5)	17,640	17,640
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.314%, 12/15/36(1)(5)	7,195	7,114

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2, 2CB2 6.750%, 8/25/34	$7,338	$8,052
2014-A, A 144A 4.000%, 1/25/35(1)(5)	4,823	5,007
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	3,916	4,008
2015-A, A1 144A 3.500%, 6/25/58(1)(5)	1,512	1,529
2018-RP3, A1 144A 3.250%, 3/25/61(1)(5)	7,969	8,113
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	13,149	13,323
2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	6,075	6,259
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(1)(5)	8,350	8,334
2018-2, A1 144A 3.470%, 7/27/48(1)(5)	2,451	2,460
2018-3, A1 144A 3.692%, 10/26/48(1)(5)	1,842	1,867
2019-1, A1 144A 3.705%, 3/25/49(1)(5)	17,341	17,612
2019-3, A1 144A 2.764%, 8/25/49(1)(5)	30,750	30,760
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(5)	4,080	4,231
Commercial Mortgage Trust 2014-277P, A 144A 3.732%, 8/10/49(1)(5)	8,705	9,230
CoreVest American Finance Trust 2017-1, A 144A 2.968%, 10/15/49(1)	3,617	3,636
2018-1, A 144A 3.804%, 6/15/51(1)	12,695	13,134
2018-2, A 144A 4.026%, 11/15/52(1)	6,326	6,598
Credit Suisse First Boston Mortgage Securities Corp. 2003-27, 5A3 5.250%, 11/25/33	621	639
2003-AR30, 5A1 4.505%, 1/25/34(5)	3,023	3,143
2004-8, 7A1 6.000%, 12/25/34	4,193	4,513
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.374%, 5/15/36(1)(5)	25,155	25,187
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.008%, 4/25/43(1)(5)	2,265	2,261
2014-IVR2, A2 144A 3.758%, 4/25/44(1)(5)	7,752	7,772
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(5)	2,114	2,142
Deephaven Residential Mortgage Trust 2017-1A, A1 144A 2.725%, 12/26/46(1)(5)	1,827	1,828
2017-1A, A2 144A 2.928%, 12/26/46(1)(5)	463	463
2017-2A, A1 144A 2.453%, 6/25/47(1)(5)	2,119	2,117

	Par Value	Value
Non-Agency—continued
2017-2A, A2 144A 2.606%, 6/25/47(1)(5)	$956	$956
2017-3A, A3 144A 2.813%, 10/25/47(1)(5)	2,151	2,146
2018-2A, A1 144A 3.479%, 4/25/58(1)(5)	15,389	15,554
2018-3A, A1 144A 3.789%, 8/25/58(1)(5)	2,029	2,055
2019-1A, A1 144A 3.743%, 1/25/59(1)(5)	4,785	4,842
Ellington Financial Mortgage Trust 2017-1, A1 144A 2.687%, 10/25/47(1)(5)	7,547	7,522
2018-1, A1FX 144A 4.140%, 10/25/58(1)(5)	8,396	8,535
2019-1, A1 144A 2.934%, 6/25/59(1)(5)(6)	13,690	13,690
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(1)(5)	12,506	12,631
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	8,413	8,490
2018-2, A41 144A 4.500%, 10/25/58(1)(5)	10,242	10,495
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(5)	13,226	13,291
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A144A 3.551%, 4/10/34(1)	12,721	13,114
GSAA Home Equity Trust 2005-1, AF4 5.619%, 11/25/34(5)	85	86
2005-12, AF3W 4.999%, 9/25/35(5)	2,729	2,857
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	22,104
Homeward Opportunities Fund I Trust 2018-1, A1 144A 3.766%, 6/25/48(1)(5)	10,778	10,972
2018-2, A1 144A 3.985%, 11/25/58(1)(5)	7,564	7,730
2019-1, A1 144A 3.454%, 1/25/59(1)(5)	17,947	18,177
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,560	1,560
JPMorgan Chase (Bear Stearns) Adjustable Rate
Mortgage Trust 2004-10, 14A1 4.434%, 1/25/35(5)	697	700
2004-10, 21A1 4.563%, 1/25/35(5)	4,121	4,211
JPMorgan Chase (Washington Mutual) Mortgage
Pass-Through Certificates Trust 2003-AR6, A1 4.720%, 6/25/33(5)	373	384
2003-AR4, 2A1 4.079%, 8/25/33(5)	103	103
2004-CB1, 2A 5.000%, 6/25/34	1,402	1,453
JPMorgan Chase Commercial Mortgage Securities Trust 2011-C4, A4 144A 4.388%, 7/15/46(1)	5,044	5,210

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2014-C22, A4 3.801%, 9/15/47	$16,998	$18,012
2015-C31, AS 4.106%, 8/15/48	4,670	4,967
JPMorgan Chase Mortgage Trust 2014-2, AM 144A 3.370%, 6/25/29(1)(5)	3,317	3,363
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	5,785	5,909
2014-5, B1 144A 2.984%, 10/25/29(1)(5)	2,426	2,407
2014-5, B2 144A 2.984%, 10/25/29(1)(5)	1,142	1,127
2006-A2, 4A1 4.700%, 8/25/34(5)	763	795
2005-A2, 4A1 4.601%, 4/25/35(5)	433	441
2006-A6, 3A3L 4.151%, 10/25/36(5)	744	660
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	3,783	3,822
2015-1, AM1 144A 3.655%, 12/25/44(1)(5)	6,139	6,139
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	11,648	11,917
2015-5, A2 144A 3.342%, 5/25/45(1)(5)	7,324	7,321
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	12,544	12,973
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	8,169	8,129
2017-5, A1 144A 3.182%, 10/26/48(1)(5)	30,470	30,732
2017-4, A3 144A 3.500%, 11/25/48(1)(5)	11,416	11,561
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 3.194%, 5/15/36(1)(5)	5,740	5,744
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(5)	18,755	18,963
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	2,978	3,103
2004-4, 6A1 5.500%, 4/25/34	1,632	1,720
2004-7, 9A1 6.000%, 8/25/34	8,476	9,000
2005-2, 2A1 6.000%, 1/25/35	2,250	2,382
2005-2, 1A1 6.500%, 3/25/35	5,869	6,128
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.604%, 6/25/52(1)(5)(6)	18,395	18,395
MetLife Securitization Trust 2017-1A, M1 144A 3.728%, 4/25/55(1)(5)	7,930	8,181
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	10,267	10,662
Mill City Mortgage Loan Trust 2015-1, A3 144A 3.000%, 6/25/56(1)(5)	10,996	11,044

	Par Value	Value
Non-Agency—continued
2016-1, A1 144A 2.500%, 4/25/57(1)(5)	$1,931	$1,929
2017-1, A1 144A 2.750%, 11/25/58(1)(5)	7,132	7,152
2018-4, A1B 144A 3.500%, 4/25/66(1)(5)	14,095	14,283
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,851
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	14,805	14,786
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 3.094%, 11/15/34(1)(5)	11,154	11,144
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 4.569%, 2/25/34(5)	610	626
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.958%, 6/25/44(1)(5)	4,085	4,047
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.314%, 8/15/34(1)(5)	23,339	23,339
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	782	811
New Residential Mortgage Loan Trust 2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	10,907	11,261
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.154%, 1/25/48(1)(5)	10,255	10,248
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(5)	3,867	3,938
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	9,193	9,522
2014-2A, A3 144A 3.750%, 5/25/54(1)(5)	848	864
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	7,225	7,457
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	8,638	8,934
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	4,834	4,941
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	5,487	5,659
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	6,593	6,806
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	18,500	19,312
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	15,438	16,003
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	17,647	18,520
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.155%, 3/25/35(5)	2,000	2,016
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(5)	13,212	13,417
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	8,965	9,235
2018-1, A2 (1 month LIBOR + 0.650%) 144A 3.054%, 6/25/57(1)(5)	10,973	10,913

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	$10,700	$11,164
Pretium Mortgage Credit Partners I LLC 2018-NPL3, A1 144A 4.125%, 8/25/33(1)(5)	5,818	5,857
2019-NPL1, A1 144A 4.213%, 7/25/60(1)(5)	14,011	14,219
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(1)	4,000	4,018
2018-SFR1, A 144A 3.255%, 3/17/35(1)	3,150	3,185
2018-SFR1, B 144A 3.484%, 3/17/35(1)	2,515	2,551
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,590
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(5)	23,342	23,617
2019-2A, A1 144A 3.967%, 4/25/24(1)(5)	14,364	14,572
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(1)(5)	15,378	15,486
Residential Asset Mortgage Products Trust 2004-SL2, A3 7.000%, 10/25/31	1,004	1,058
2004-SL1, A8 6.500%, 11/25/31	1,386	1,464
Residential Asset Securitization Trust 2003-A11, A9 5.750%, 11/25/33	1,724	1,789
2004-A1, A5 5.500%, 4/25/34	7,660	7,834
Residential Mortgage Loan Trust 2019-1, A1 144A 3.936%, 10/25/58(1)(5)	6,736	6,844
2019-2, A1 144A 2.913%, 5/25/59(1)(5)	13,255	13,255
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(5)	6,500	6,314
Sequoia Mortgage Trust 2015-4, A1 144A 3.000%, 11/25/30(1)(5)	6,815	6,890
2013-8, B1 3.528%, 6/25/43(5)	6,076	6,224
2018-CH2, A12 144A 4.000%, 6/25/48(1)(5)	14,513	14,715
Starwood Mortgage Residential Trust 2018-IMC1, A1 144A 3.793%, 3/25/48(1)(5)	3,246	3,300
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(5)	14,639	14,861
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 3.344%, 1/17/35(1)(5)	13,436	13,427
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A1 4.714%, 4/25/34(5)	277	286
2004-4, 3A2 4.714%, 4/25/34(5)	1,224	1,268
2004-4, 3A4 4.714%, 4/25/34(5)	944	977

	Par Value	Value
Non-Agency—continued
2004-14, 7A 4.570%, 10/25/34(5)	$4,948	$5,020
Structured Asset Securities Corp.
Mortgage-Pass-Through Certificates 2003-34A, 6A 4.815%, 11/25/33(5)	1,399	1,421
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(1)(5)	4,073	4,029
2018-SBC7, A 144A 4.720%, 5/25/39(1)(5)	12,294	12,415
Sutherland Commercial Mortgage Trust 144A 2.860%, 12/25/35(1)(5)	10,000	10,020
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 3.024%, 6/25/44(5)	3,704	3,692
Towd Point Mortgage Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 3.341%, 4/25/48(1)(5)	19,570	19,508
2015-1, A2 144A 3.250%, 10/25/53(1)(5)	11,184	11,282
2015-3, A1B 144A 3.000%, 3/25/54(1)(5)	1,966	1,971
2016-1, A1B 144A 2.750%, 2/25/55(1)(5)	3,368	3,380
2015-6, M1 144A 3.750%, 4/25/55(1)(5)	11,010	11,478
2015-5, A1B 144A 2.750%, 5/25/55(1)(5)	3,318	3,325
2015-5, A2 144A 3.500%, 5/25/55(1)(5)	3,901	3,993
2016-2, A1 144A 3.000%, 8/25/55(1)(5)	4,342	4,384
2016-3, A1 144A 2.250%, 4/25/56(1)(5)	3,304	3,284
2016-4, A1 144A 2.250%, 7/25/56(1)(5)	4,085	4,061
2017-1, A1 144A 2.750%, 10/25/56(1)(5)	1,528	1,534
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	3,665	3,786
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	3,930	3,900
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	11,818	12,136
2018-4, A1 144A 3.000%, 6/25/58(1)(5)	17,254	17,509
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(5)	8,120	8,206
2015-2, 1M1 144A 3.250%, 11/25/60(1)(5)	8,448	8,607
Tricon American Homes Trust 2016-SFR1, C 144A 3.487%, 11/17/33(1)	4,640	4,691
2017-SFR1, A 144A 2.716%, 9/17/34(1)	6,599	6,608
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(5)	7,116	7,208
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(5)	1,569	1,563
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(5)	12,957	13,078

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A
3.125%, 9/25/47(1)(5)	$5,752	$5,765
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A
4.213%, 8/25/48(1)(5)	21,584	21,790
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A
4.115%, 9/25/48(1)(5)	1,302	1,315
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A
3.967%, 9/25/48(1)(5)	2,082	2,098
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(5)	14,253	14,446
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(5)	2,740	2,744
2017-2A, A1 144A 2.485%, 7/25/47(1)(5)	8,344	8,313
2018-1, A1 144A 2.929%, 2/25/48(1)(5)	10,694	10,699
2018-INV1, A3 144A 4.052%, 3/25/58(1)(5)	3,435	3,494
2018-2, A1 144A 3.677%, 6/1/58(1)(5)	17,442	17,640
2018-3, A1 144A 4.108%, 10/25/58(1)(5)	13,480	13,772
2019-1, A1 144A 3.836%, 2/25/59(1)(5)	22,227	22,570
2019-2, A1 144A 3.211%, 4/25/59(1)(5)	15,497	15,617
2019-INV1, A1 144A 3.402%, 12/25/59(1)(5)	14,875	15,038
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	14,340	14,934
2015-LC20, A5 3.184%, 4/15/50	7,415	7,670
Wells Fargo Mortgage Backed Securities Trust 2003-G, A1 4.554%, 6/25/33(5)	618	637
2003-J, 5A1 4.615%, 10/25/33(5)	232	239
2004-4, A9 5.500%, 5/25/34	937	970
2004-U, A1 4.862%, 10/25/34(5)	468	476
2004-Z, 2A1 4.971%, 12/25/34(5)	2,057	2,108
2004-CC, A1 4.986%, 1/25/35(5)	756	780
2005-12, 1A1 5.500%, 11/25/35	1,824	1,846
2005-14, 2A1 5.500%, 12/25/35	1,128	1,181

	Par Value	Value
Non-Agency—continued
2007-16, 1A1 6.000%, 12/28/37	$838	$839

		1,793,721

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,909,487)		1,934,050

ASSET-BACKED SECURITIES—24.4%

Auto Floor Plan—0.3%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(1)	12,410	12,436
2018-1A, A2 144A 3.220%, 2/15/23(1)	4,420	4,480

		16,916

Automobiles—14.0%
ACC Trust 2018-1, A 144A 3.700%, 12/21/20(1)	2,544	2,548
2018-1, B 144A 4.820%, 5/20/21(1)	9,245	9,300
2019-1, A 144A 3.750%, 5/20/22(1)	10,956	11,065
2019-1, B 144A 4.470%, 10/20/22(1)	3,355	3,439
American Credit Acceptance Receivables Trust 2017-1, C 144A 2.880%, 3/13/23(1)	3,264	3,265
2017-2, C 144A 2.860%, 6/12/23(1)	3,832	3,832
2018-1, C 144A 3.550%, 4/10/24(1)	8,145	8,201
2018-3, C 144A 3.750%, 10/15/24(1)	6,295	6,360
2018-4, C 144A 3.970%, 1/13/25(1)	2,400	2,448
2019-1, C 144A 3.500%, 4/14/25(1)	8,800	8,952
2019-2, C 144A 3.170%, 6/12/25(1)	12,600	12,703
AmeriCredit Automobile Receivables Trust 2015-3, C 2.730%, 3/8/21	4,961	4,962
2016-4, C 2.410%, 7/8/22	8,723	8,724
2017-1, C 2.710%, 8/18/22	10,360	10,395
2017-2, C 2.970%, 3/20/23	7,840	7,914
2018-1, D 3.820%, 3/18/24	8,090	8,318
2019-1, C 3.360%, 2/18/25	8,800	9,014
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(1)	1,820	1,818
2018-1, B 144A 3.850%, 7/15/24(1)	4,000	4,027

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Automobiles—continued
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	$21,560	$21,613
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,293
California Republic Auto Receivables Trust 2015-3, B 2.700%, 9/15/21	3,705	3,704
2016-1, B 3.430%, 2/15/22	4,615	4,647
2017-1, B 2.910%, 12/15/22	7,000	7,029
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	3,630	3,639
2017-1, D 144A 3.150%, 2/20/25(1)	1,980	1,989
CarFinance Capital Auto Trust 2015-1A, B 144A 2.910%, 6/15/21(1)	724	724
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(1)	4,460	4,454
2017-1A, A 144A 2.920%, 9/15/22(1)	1,270	1,269
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,805
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	1,480	1,472
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	8,400	8,442
CPS Auto Receivables Trust 2016-A, C 144A 3.800%, 12/15/21(1)	3,207	3,214
2017-C, B 144A 2.300%, 7/15/21(1)	3,804	3,800
2017-D, B 144A 2.430%, 1/18/22(1)	14,650	14,636
2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,489
Credit Acceptance Auto Loan Trust 2018-1A, A 144A 3.010%, 2/16/27(1)	10,000	10,055
2018-2A, B 144A 3.940%, 7/15/27(1)	5,500	5,663
Drive Auto Receivables Trust 2.900%, 8/15/25	12,770	12,828
2015-AA, D 144A 4.120%, 7/15/22(1)	9,415	9,423
2016-CA, C 144A 3.020%, 11/15/21(1)	2,869	2,872
2017-2, C 2.750%, 9/15/23	2,264	2,266
2017-3, C 2.800%, 7/15/22	5,365	5,372
2017-AA, C 144A 2.980%, 1/18/22(1)	6,803	6,809
2017-BA, C 144A 2.610%, 8/16/21(1)	774	774
2018-4, D 4.090%, 1/15/26	13,505	13,874
2019-1, C 3.780%, 4/15/25	6,450	6,579

	Par Value	Value
Automobiles—continued
DT Auto Owner Trust 2017-1A, D 144A 3.550%, 11/15/22(1)	$10,000	$10,060
2017-2A, D 144A 3.890%, 1/15/23(1)	10,070	10,145
2017-3A, C 144A 3.010%, 5/15/23(1)	10,498	10,506
2017-4A, C 144A 2.860%, 7/17/23(1)	14,562	14,566
2018-1A, C 144A 3.470%, 12/15/23(1)	8,950	9,014
2018-3A, C 144A 3.790%, 7/15/24(1)	8,910	9,088
2019-1A, C 144A 3.610%, 11/15/24(1)	3,900	3,965
2019-2A, B 144A 2.990%, 4/17/23(1)	2,840	2,862
2019-2A, C 144A 3.180%, 2/18/25(1)	3,655	3,691
Exeter Automobile Receivables Trust 2015-2A, C 144A 3.900%, 3/15/21(1)	5,401	5,414
2016-3A, B 144A 2.840%, 8/16/21(1)	3,849	3,850
2017-1A, B 144A 3.000%, 12/15/21(1)	10,425	10,435
2017-2A, B 144A 2.820%, 5/16/22(1)	16,176	16,188
2017-3A, B 144A 2.810%, 9/15/22(1)	14,185	14,240
2018-1A, C 144A 3.030%, 1/17/23(1)	19,510	19,651
2018-2A, C 144A 3.690%, 3/15/23(1)	6,995	7,087
2018-3A, C 144A 3.710%, 6/15/23(1)	7,970	8,120
2018-4A, D 144A 4.350%, 9/16/24(1)	7,335	7,604
2019-1A, C 144A 3.820%, 12/16/24(1)	8,305	8,508
2019-1A, D 144A 4.130%, 12/16/24(1)	10,200	10,543
2019-2A, C 144A 3.300%, 3/15/24(1)	6,775	6,885
First Investors Auto Owner Trust 2015-1A, C 144A 2.710%, 6/15/21(1)	2,553	2,553
2017-2A, B 144A 2.650%, 11/15/22(1)	2,160	2,163
2019-1A, C 144A 3.260%, 3/17/25(1)	4,065	4,132
Flagship Credit Auto Trust 2015-2, C 144A 4.080%, 12/15/21(1)	6,495	6,549
2016-2, B 144A 3.840%, 9/15/22(1)	4,175	4,198
2016-3, D 144A 3.890%, 11/15/22(1)	4,990	5,064
2017-1, C 144A 3.220%, 5/15/23(1)	7,500	7,560
2017-3, C 144A 2.910%, 9/15/23(1)	6,980	7,016

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Automobiles—continued
2019-1, C 144A 3.600%, 2/18/25(1)	$3,160	$3,251
2019-2, C 144A 3.090%, 5/15/25(1)	2,360	2,394
Foursight Capital Automobile Receivables Trust 2016-1, A2 144A 2.870%, 10/15/21(1)	1,108	1,109
2017-1, B 144A 3.050%, 12/15/22(1)	8,965	9,007
2017-1, C 144A 3.470%, 12/15/22(1)	4,458	4,501
2018-1, C 144A 3.680%, 8/15/23(1)	1,685	1,721
2018-1, D 144A 4.190%, 11/15/23(1)	1,630	1,673
2018-2, D 144A 4.330%, 7/15/24(1)	4,650	4,838
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(1)	15,005	15,034
2017-1A, C 144A 3.500%, 7/15/22(1)	11,090	11,141
2018-1A, A 144A 2.820%, 7/15/22(1)	1,432	1,433
2018-1A, B 144A 3.520%, 8/15/23(1)	11,975	12,110
2019-2A, B 144A 3.320%, 3/15/24(1)	8,380	8,474
Hertz Vehicle Financing II LP 2015-1A, A 144A 2.730%, 3/25/21(1)	29,000	29,031
2015-3A, A 144A 2.670%, 9/25/21(1)	27,702	27,743
2016-4A, A 144A 2.650%, 7/25/22(1)	12,335	12,340
2019-1A, A 144A 3.710%, 3/25/23(1)	12,000	12,314
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	7,092	7,092
Hyundai Auto Receivables Trust 2017-B, B 2.230%, 2/15/23	3,560	3,566
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	6,220	6,228
2018-1A, C 144A 3.850%, 10/14/25(1)	11,840	12,108
Oscar US Funding Trust VIII LLC 2018-1A, A2A 144A 2.910%, 4/12/21(1)	4,446	4,449
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(1)	8,355	8,380
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,948
Santander Drive Auto Receivables Trust 2017-1, C 2.580%, 5/16/22	9,830	9,828
2017-2, C 2.790%, 8/15/22	3,795	3,800
2017-3, C 2.760%, 12/15/22	4,510	4,520
2018-2, C 3.350%, 7/17/23	12,425	12,541

	Par Value	Value
Automobiles—continued
Skopos Auto Receivables Trust 2018-1A, A 144A 3.190%, 9/15/21(1)	$2,857	$2,858
2018-1A, B 144A 3.930%, 5/16/22(1)	2,465	2,472
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	10,900	10,973
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(1)	443	443
2018-A, B 144A 2.750%, 2/20/20(1)	2,500	2,499
2018-A, C 144A 2.970%, 4/20/20(1)	2,000	2,003
2018-A, D 144A 3.300%, 5/20/20(1)	2,970	2,979
2018-B, B 144A 4.120%, 10/20/21(1)	2,410	2,472
2018-B, C 144A 4.360%, 10/20/21(1)	3,250	3,332
Tidewater Auto Receivables Trust 2018-AA, B 144A 3.450%, 11/15/24(1)	3,165	3,198
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	2,540	2,592
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	15,480	15,607
2019-1, E 144A 4.290%, 8/12/24(1)	1,605	1,619
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	9,370	9,518
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(1)	3,945	3,998
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(1)	11,730	11,735
2018-1A, C 144A 2.920%, 5/15/23(1)	22,494	22,561
2018-2A, D 144A 4.000%, 1/16/24(1)	10,000	10,222
2018-3A, C 144A 3.610%, 10/16/23(1)	1,350	1,369
2018-3A, D 144A 4.000%, 10/16/23(1)	10,900	11,168

		884,868

Consumer Loans—0.0%
FREED ABS Trust 2019-1, B 144A 3.870%, 6/18/26(1)	4,030	4,082

Credit Card—0.1%
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(1)	5,145	5,250

Home Equity Loans—0.0%
Asset Backed Funding Certificates 2005-AQ1, A6 4.736%, 1/25/35(5)	498	514
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(5)	1,256	1,257

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Home Equity Loans—continued
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	$672	$667

		2,438

Other—9.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	9,226	9,301
Ascentium Equipment Receivables 2019-1A, D 144A 3.470%, 5/12/25(1)	3,980	4,064
Ascentium Equipment Receivables Trust 2017-1A, B 144A 2.850%, 10/10/21(1)	7,764	7,826
2018-1A, B 144A 3.460%, 11/13/23(1)	8,675	8,891
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	7,286	7,314
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A
3.240%, 12/20/23(1)	10,282	10,342
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	6,117	6,143
2019-A, A 144A 3.280%, 9/26/33(1)	7,951	8,078
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 3.628%, 5/15/29(1)(5)	5,780	5,780
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(1)	16,580	16,663
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(1)	1,000	1,000
2013-A, A 144A 3.010%, 12/4/28(1)	2,710	2,699
2015-A, A 144A 2.880%, 5/2/30(1)	2,583	2,571
2017-A, A 144A 2.950%, 10/4/32(1)	6,051	6,039
CCG Receivables Trust 2019-1, B 144A 3.220%, 9/14/26(1)	1,970	2,009
CLUB Credit Trust 2017-P2, A 144A 2.610%, 1/15/24(1)	1,955	1,951
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	2,790	2,810
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A
3.470%, 10/15/25(1)	4,035	4,059
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	15,987	16,234
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	9,230	9,312
2018-1, B 144A 4.190%, 1/21/31(1)	5,066	5,129
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	2,375	2,373
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(1)	3,476	3,485
2017-1A, A1 (3 month LIBOR + 2.500%) 144A 5.287%, 4/15/27(1)(5)	2,299	2,316

	Par Value	Value
Other—continued
ExteNet LLC 144A 3.204%, 7/26/49(1)	$7,800	$7,800
Foundation Finance Trust 2016-1A, A 144A 3.960%, 6/15/35(1)	909	916
2017-1A, A 144A 3.300%, 7/15/33(1)	6,795	6,820
2019-1A, A 144A 3.860%, 11/15/34(1)	7,060	7,196
Freed ABS Trust 2018-2, B 144A 4.610%, 10/20/25(1)	6,200	6,378
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	2,564	2,565
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	20,639	21,058
Hilton Grand Vacations Trust 2013-A, A 144A 2.280%, 1/25/26(1)	1,936	1,935
2014-AA, A 144A 1.770%, 11/25/26(1)	3,284	3,268
2017-AA, A 144A 2.660%, 12/26/28(1)	3,748	3,767
2018-AA, A 144A 3.540%, 2/25/32(1)	6,130	6,312
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(1)	5,473	5,477
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	14,000	14,196
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	8,445	8,763
2019-1A, A 144A 3.000%, 12/20/27(1)	8,835	8,827
Mariner Finance Issuance Trust 2018-AA, A 144A 4.200%, 11/20/30(1)	10,000	10,272
2019-AA, A 144A 2.960%, 7/20/32(1)(6)	7,255	7,254
Marlette Funding Trust 2018-1A, A 144A 2.610%, 3/15/28(1)	1,805	1,805
2018-3A, A 144A 3.200%, 9/15/28(1)	4,275	4,288
2019-2A, A 144A 3.130%, 7/16/29(1)	8,200	8,247
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(1)	3,616	3,624
MVW Owner Trust 2015-1A, B 144A 2.960%, 12/20/32(1)	520	520
2016-1A, A 144A 2.250%, 12/20/33(1)	2,451	2,430
2017-1A, A 144A 2.420%, 12/20/34(1)	2,261	2,254
2019-1A, A 144A 2.890%, 11/20/36(1)	8,145	8,250
OneMain Financial Issuance Trust 2017-1A, A1 144A 2.370%, 9/14/32(1)	5,500	5,489
2018-1A, A 144A 3.300%, 3/14/29(1)	22,200	22,485
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	8,455	8,599

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Other—continued
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	$8,745	$8,833
Orange Lake Timeshare Trust 2014-AA, A 144A 2.290%, 7/9/29(1)	1,033	1,028
2015-AA, A 144A 2.880%, 9/8/27(1)	2,644	2,651
2018-A, A 144A 3.100%, 11/8/30(1)	4,361	4,427
2019-A, B 144A 3.360%, 4/9/38(1)	11,472	11,631
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(1)	3,761	3,761
2018-1A, A 144A 3.110%, 6/17/24(1)	862	862
2018-2A, B 144A 3.960%, 10/15/24(1)	17,400	17,622
2019-3A, A 144A 3.190%, 7/15/25(1)	7,460	7,486
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	3,100	3,177
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	3,350	3,383
Sierra Timeshare Receivables Funding LLC 2016-1A, A 144A 3.080%, 3/21/33(1)	1,966	1,979
2016-2A, A 144A 2.330%, 7/20/33(1)	1,837	1,830
2018-2A, A 144A 3.500%, 6/20/35(1)	4,465	4,591
2019-1A, B 144A 3.420%, 1/20/36(1)	4,602	4,667
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(1)	5,366	5,390
2017-1, A 144A 3.280%, 1/26/26(1)	6,817	6,871
2017-3, A 144A 2.770%, 5/25/26(1)	5,361	5,371
2017-5, A2 144A 2.780%, 9/25/26(1)	14,080	14,106
2017-6, A2 144A 2.820%, 11/25/26(1)	12,870	12,893
SoFi Consumer Loan Program Trust 2018-2, A2 144A 3.350%, 4/26/27(1)	19,780	19,977
2019-3, A 144A 2.900%, 5/25/28(1)	6,795	6,830
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	6,157	6,164
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	18,628	19,386
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	7,135	6,988
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	8,353	8,575
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	6,597	6,592
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(1)(6)	7,155	7,155

	Par Value	Value
Other—continued
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	$4,284	$4,302
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(1)	3,276	3,282
2019-1, A 144A 3.450%, 4/20/26(1)	2,806	2,815
2019-1, B 144A 4.190%, 4/20/26(1)	9,380	9,490
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(1)	3,600	3,612
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(1)	3,331	3,330
2017-A, A 144A 2.330%, 3/20/35(1)	6,580	6,566
Welk Resorts LLC 2013-AA, A 144A 3.100%, 3/15/29(1)	1,040	1,039
2015-AA, A 144A 2.790%, 6/16/31(1)	2,294	2,294
2019-AA, B 144A 2.990%, 6/15/38(1)	6,874	6,889
Wendy’s Funding LLC 2018-1A, A2I 144A 3.573%, 3/15/48(1)	9,333	9,386
2019-1A, A2I 144A 3.783%, 6/15/49(1)	9,130	9,184
Westgate Resorts LLC 2016-1A, A 144A 3.500%, 12/20/28(1)	3,399	3,412
2018-1A, A 144A 3.380%, 12/20/31(1)	4,831	4,882

		611,893

Residential Mortgage-Backed Securities—0.1%
Pretium Mortgage Credit Partners I LLC 2018-NPL4, A1 144A
4.826%, 9/25/58(1)(5)	8,205	8,302

Student Loan—0.2%
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	562	562
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	2,958	2,953
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	3,150	3,187
SLM Private Education Loan Trust 2013-B, A2A 144A 1.850%, 6/17/30(1)	558	557
2013-C, A2A 144A 2.940%, 10/15/31(1)	328	327
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	1,064	1,064
2017-B, A1FX 144A 1.830%, 5/25/40(1)	681	680

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Student Loan—continued
2017-C, A2A 144A 1.750%, 7/25/40(1)	$1,188	$1,184

		10,514

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,530,270)		1,544,263

CORPORATE BONDS AND NOTES—31.4%

Communication Services—2.2%
AT&T, Inc.
(3 month LIBOR + 0.890%) 3.418%, 2/15/23(5)	8,918	8,824
(3 month LIBOR + 1.180%) 3.616%, 6/12/24(5)	11,930	12,080
Axtel SAB de C.V. 144A 6.375%, 11/14/24(1)(2)	9,450	9,627
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(1)	11,060	12,000
Comcast Corp. 3.950%, 10/15/25	7,447	8,030
(3 month LIBOR + 0.630%) 3.227%, 4/15/24(5)	880	884
Discovery Communications LLC 2.200%, 9/20/19	7,185	7,175
3.300%, 5/15/22	11,200	11,397
DISH DBS Corp. 5.875%, 7/15/22	6,245	6,339
Frontier Communications Corp. 8.500%, 4/15/20(2)	3,200	2,608
8.875%, 9/15/20	3,380	2,636
iHeart Communications, Inc. 6.375%, 5/1/26(2)	117	125
8.375%, 5/1/27	213	223
iHeart Communications, Inc. Escrow 0.000%, 5/1/23(7)	1,945	—
Motorola Solutions, Inc. 3.750%, 5/15/22	1,208	1,240
Nexstar Escrow, Inc. 144A 5.625%, 7/15/27(1)	290	297
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	3,565	3,648
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	10,547	10,547
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(1)	8,210	8,518
Tencent Holdings Ltd. 144A 3.280%, 4/11/24(1)	13,933	14,217
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.618%, 5/15/25(5)	16,061	16,267

		136,682

Consumer Discretionary—1.9%
Aptiv Corp. 4.150%, 3/15/24	17,960	18,896
Boyd Gaming Corp. 6.375%, 4/1/26	6,635	7,019
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	14,290	14,901

	Par Value	Value
Consumer Discretionary—continued
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.288%, 4/17/20(5)	$4,850	$4,850
General Motors Financial Co., Inc. 3.500%, 7/10/19	9,715	9,717
4.200%, 3/1/21	7,300	7,462
3.550%, 4/9/21	2,847	2,891
GLP Capital LP 5.250%, 6/1/25	13,175	14,116
Horton (D.R.), Inc. 4.750%, 2/15/23	10,550	11,117
International Game Technology plc 144A 6.250%, 2/15/22(1)	5,190	5,482
Melco Resorts Finance Ltd. 144A 5.250%, 4/26/26(1)	2,200	2,198
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	595	618
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	1,350	1,374
144A 5.750%, 4/15/26(1)	695	718
Scientific Games International, Inc. 144A 5.000%, 10/15/25(1)	7,150	7,221
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	10,456

		119,036

Consumer Staples—2.1%
Altria Group, Inc. 3.490%, 2/14/22	928	954
3.800%, 2/14/24	16,788	17,492
4.400%, 2/14/26	1,349	1,442
Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/25	10,769	11,654
BAT Capital Corp. 2.297%, 8/14/20	7,230	7,213
2.764%, 8/15/22	14,195	14,232
Campbell Soup Co. 3.300%, 3/15/21	4,613	4,671
3.650%, 3/15/23	11,370	11,701
Conagra Brands, Inc. 4.300%, 5/1/24	17,135	18,164
CVS Health Corp. 3.700%, 3/9/23	18,779	19,387
(3 month LIBOR + 0.720%) 3.173%, 3/9/21(5)	6,510	6,539
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	4,543	4,649
4.000%, 6/15/23	14,660	15,333

		133,431

Energy—3.8%
Afren plc 144A 11.500%, 2/1/16(1)(3)(6)	4,674	4
Anadarko Finance Co. Series B 7.500%, 5/1/31	3,000	3,976
Anadarko Petroleum Corp. 4.850%, 3/15/21	3,062	3,169
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	6,070	6,153
Callon Petroleum Co. 6.125%, 10/1/24	4,327	4,371

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Energy—continued
Citgo Holding, Inc. 144A 10.750%, 2/15/20(1)	$6,650	$6,883
CITGO Petroleum Corp. Senior Secured Notes 144A 6.250%, 8/15/22(1)	6,973	6,973
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,809
Encana Corp. 3.900%, 11/15/21	7,960	8,151
8.125%, 9/15/30	8,110	10,770
Energy Transfer Partners LP 5.000%, 10/1/22	4,794	5,095
4.500%, 11/1/23	10,760	11,362
EP Energy LLC 144A 9.375%, 5/1/24(1)	3,680	846
144A 8.000%, 11/29/24(1)	2,435	1,656
Gazprom OAO Via Gaz Capital SA RegS 4.950%, 7/19/22(4)	9,500	9,957
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	20,300	22,470
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(1)	6,670	6,720
MPLX LP 3.375%, 3/15/23	15,635	15,989
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	10,000	10,430
Petrobras Global Finance B.V. 5.299%, 1/27/25	28,260	29,984
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	1,432
Petroleos Mexicanos 4.625%, 9/21/23	31,005	30,307
4.875%, 1/18/24(2)	5,950	5,837
Range Resources Corp. 4.875%, 5/15/25	7,005	6,147
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	8,000	8,307
6.250%, 3/15/22	8,415	9,132
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	3,738	3,798
Transocean, Inc. 144A 9.000%, 7/15/23(1)	3,680	3,919
Weatherford International Ltd. 9.875%, 2/15/24(2)	4,795	2,505

		242,152

Financials—10.4%
AerCap Ireland Capital DAC 3.950%, 2/1/22	3,670	3,775
Ares Capital Corp. 3.625%, 1/19/22	4,475	4,521
3.500%, 2/10/23	7,365	7,326
4.250%, 3/1/25	407	412
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	14,960
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	18,262	18,854
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(2)(4)	16,280	17,237
Bank of America Corp. 4.200%, 8/26/24	10,473	11,134
(3 month LIBOR + 0.770%) 3.335%, 2/5/26(5)	11,312	11,152

	Par Value		Value
Financials—continued
(3 month LIBOR + 1.000%) 3.581%, 4/24/23(5)	$14,445		$14,558
Bank of Baroda 144A 4.875%, 7/23/19(1)	11,775		11,776
Barclays plc 3.200%, 8/10/21	10,345		10,414
Capital One N.A. 2.400%, 9/5/19	5,000		4,999
2.950%, 7/23/21	14,425		14,575
Citigroup, Inc. 2.350%, 8/2/21	6,604		6,597
3.200%, 10/21/26	2,927		2,987
(3 month LIBOR + 1.250%) 3.569%, 7/1/26(5)	21,935		22,091
(3 month LIBOR + 1.430%) 3.950%, 9/1/23(5)	7,115		7,246
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	6,000		6,438
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(1)	3,330,000	KZT	8,513
Discover Bank 8.700%, 11/18/19	1,750		1,789
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	14,685		14,874
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500		4,505
FS KKR Capital Corp. 4.250%, 1/15/20	4,528		4,541
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	4,425		4,417
4.250%, 10/21/25	24,315		25,784
(3 month LIBOR + 1.170%) 3.688%, 5/15/26(5)	28,975		28,569
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	12,484		12,640
HSBC Holdings plc 2.950%, 5/25/21	10,000		10,087
(3 month LIBOR + 1.500%) 4.098%, 1/5/22(5)	6,524		6,667
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065		18,159
ICAHN Enterprises LP 6.250%, 2/1/22	10,285		10,568
144A 6.250%, 5/15/26(1)	10,030		10,143
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275		6,290
2.957%, 11/8/22	14,880		15,004
(3 month LIBOR + 0.750%) 3.310%, 11/8/20(5)	630		631
iStar, Inc. 5.250%, 9/15/22	7,285		7,458
Jefferies Group LLC 6.875%, 4/15/21	2,594		2,776
JPMorgan Chase & Co. 2.295%, 8/15/21	4,495		4,494
(3 month LIBOR + 0.900%) 3.480%, 4/25/23(5)	18,055		18,136
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	8,805		8,788
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.632%, 4/20/67(5)(8)	2,885		2,272
Macquarie Group Ltd. 144A 6.000%, 1/14/20(1)	10,950		11,154

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Financials—continued
Mizuho Financial Group, Inc. 144A 2.632%, 4/12/21(1)	$19,145	$19,200
Morgan Stanley
(3 month LIBOR + 0.930%) 3.522%, 7/22/22(5)	18,055	18,169
(3 month LIBOR + 1.400%) 3.981%, 10/24/23(5)	25,080	25,560
Navient Corp. 5.875%, 10/25/24	9,760	9,870
Prudential Financial, Inc. (3 month LIBOR + 3.920%) 5.625%, 6/15/43(8)	1,099	1,162
S&P Global, Inc. 3.300%, 8/14/20	15,097	15,253
Santander Holdings USA, Inc. 4.450%, 12/3/21	11,379	11,830
3.700%, 3/28/22	5,808	5,947
3.500%, 6/7/24	12,715	12,909
SBA Tower Trust 144A 3.156%, 10/8/20(1)	6,050	6,059
144A 3.168%, 4/11/22(1)	18,490	18,626
Sberbank of Russia RegS 5.717%, 6/16/21(4)(9)	7,000	7,280
Springleaf Finance Corp. 6.875%, 3/15/25	8,580	9,395
Synchrony Financial 4.375%, 3/19/24	12,785	13,382
Toronto-Dominion Bank (The) 2.650%, 6/12/24	16,021	16,157
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	8,475	8,515
Wells Fargo & Co. 2.500%, 3/4/21	7,465	7,479
(3 month LIBOR + 1.230%) 3.813%, 10/31/23(5)	10,770	10,974
Wells Fargo Bank N.A. 3.550%, 8/14/23	9,555	9,967

		657,045

Health Care—2.3%
AbbVie, Inc. 3.375%, 11/14/21	1,901	1,933
3.200%, 11/6/22	1,940	1,968
3.750%, 11/14/23	3,000	3,128
Allergan Funding SCS 3.000%, 3/12/20	2,825	2,833
3.450%, 3/15/22	3,815	3,894
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,675	7,339
Bausch Health Cos., Inc. 144A 6.500%, 3/15/22(1)	2,190	2,269
144A 5.750%, 8/15/27(1)	745	783
Becton Dickinson & Co. 2.894%, 6/6/22	11,831	11,982
3.363%, 6/6/24	7,740	7,992
(3 month LIBOR + 0.875%) 3.194%, 12/29/20(5)	4,693	4,694
Cigna Corp. 144A 3.750%, 7/15/23(1)	5,765	5,999
(3 month LIBOR + 0.890%) 144A 3.487%, 7/15/23(1)(5)	7,542	7,536
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(1)	2,590	2,692

	Par Value	Value
Health Care—continued
HCA, Inc. 5.375%, 2/1/25	$7,250	$7,826
Mylan NV 3.950%, 6/15/26	17,310	16,704
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,000	1,984
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	9,275	9,256
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	10,075	10,408
Tenet Healthcare Corp. 4.625%, 7/15/24	4,350	4,404
5.125%, 5/1/25	4,765	4,789
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24	800	755
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	25,115	25,539

		146,707

Industrials—2.2%
Alfa SAB de CV 144A 5.250%, 3/25/24(1)	6,775	7,224
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	15,108	15,644
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	18,899	19,363
CNH Industrial N.V. 4.500%, 8/15/23	15,130	15,867
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	785	788
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(1)	10,845	11,148
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(1)	7,703	8,016
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	5,731	5,848
Navistar International Corp. 144A 6.625%, 11/1/25(1)	10,510	11,009
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	23,520	22,605
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	7,770	8,168
TransDigm, Inc. 6.500%, 7/15/24	11,820	11,968
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	1,542	1,638

		139,286

Information Technology—1.9%
Alibaba Group Holding Ltd. 3.600%, 11/28/24	12,500	13,033
Analog Devices, Inc. 2.950%, 1/12/21	18,570	18,735
Broadcom Corp. 2.375%, 1/15/20	13,820	13,796
2.650%, 1/15/23	9,730	9,589
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	16,180	16,265

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Information Technology—continued
Hewlett Packard Enterprise Co. 3.500%, 10/5/21	$ 4,545	$ 4,652
(3 month LIBOR + 0.720%) 3.318%, 10/5/21(5)	2,830	2,830
Tencent Holdings Ltd. 144A 2.985%, 1/19/23(1)	7,050	7,104
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	6,670	6,553
144A 5.625%, 4/15/27(1)	4,290	4,461
VMware, Inc. 2.950%, 8/21/22	22,120	22,290

		119,308

Materials—1.8%
Anglo American Capital plc 144A 3.625%, 9/11/24(1)	18,490	18,877
ArcelorMittal 6.125%, 6/1/25	8,280	9,408
DuPont de Nemours, Inc. 3.766%, 11/15/20	2,732	2,784
(3 month LIBOR + 0.710%) 3.228%, 11/15/20(5)	4,552	4,581
Equate Petrochemical BV 144A 3.000%, 3/3/22(1)	9,535	9,513
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	17,615	18,314
James Hardie International Finance DAC 144A 4.750%, 1/15/25(1)	12,975	13,235
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	7,820	8,172
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,065	5,237
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	8,700	9,037
Syngenta Finance NV 144A 3.698%, 4/24/20(1)	8,635	8,695
144A 3.933%, 4/23/21(1)	8,635	8,789

		116,642

Real Estate—1.1%
Alexandria Real Estate Equities, Inc. 4.000%, 1/15/24	9,892	10,459
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	17,890	18,011
Hospitality Properties Trust 4.500%, 6/15/23	10,780	11,160
Office Properties Income Trust 3.750%, 8/15/19	2,905	2,906
4.150%, 2/1/22	18,910	19,182
4.000%, 7/15/22	7,345	7,423
Ventas Realty LP 2.700%, 4/1/20	2,948	2,953

		72,094

Utilities—1.7%
Exelon Corp. 2.850%, 6/15/20	18,845	18,915
3.497%, 6/1/22	8,261	8,465
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	16,012	16,442

	Par Value	Value
Utilities—continued
PNM Resources, Inc. 3.250%, 3/9/21	$11,070	$ 11,174
PSEG Power LLC 3.850%, 6/1/23	18,125	18,878
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	18,664
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(7)	5,925	4
Toledo Edison Co. (The) 7.250%, 5/1/20	224	231
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	15,540	15,624

		108,397

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $1,966,041)		1,990,780

LEVERAGED LOANS(5)—7.3%

Aerospace—0.2%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.160%, 12/6/25	2,324	2,338
TransDigm, Inc. 2018, Tranche E (3 month LIBOR + 2.500%) 4.830%, 5/30/25	3,303	3,223
2018, Tranche F (3 month LIBOR + 2.500%) 0.000%, 6/9/23(10)	8,882	8,713

		14,274

Chemicals—0.1%
Hexion, Inc. (3 month LIBOR + 3.500%) 0.000%, 6/26/26(10)	1,250	1,249
New Arclin U.S. Holding Corp. First Lien (3 month LIBOR + 3.500%) 0.000%, 2/14/24(10)	2,749	2,743

		3,992

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 9/29/24(10)	5,644	5,560

Consumer Non-Durables—0.2%
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.402%, 5/15/23	14,826	13,939

Energy—0.2%
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.652%, 10/30/24	7,961	7,743
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 0.000%, 7/16/21(3)(7)	66	—
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.330%, 2/21/21	5,036	3,588

		11,331

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Financial—0.6%
Asurion LLC Tranche B-6 (1 month LIBOR + 3.000%) 5.402%, 11/3/23	$ 6,870	$ 6,853
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.402%, 6/15/25	9,727	9,644
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 0.000%, 10/6/23(10)	6,874	6,864
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.402%, 12/27/22	3,775	3,766
iStar, Inc. (1 month LIBOR + 2.750%) 5.152%, 6/28/23	11,974	11,944

		39,071

Food / Tobacco—0.4%
Aramark Intermediate HoldCo Corp.
Tranche B-2 (3 month LIBOR + 1.750%) 4.080%, 3/28/24	4,862	4,844
Tranche B-3 (3 month LIBOR + 1.750%) 0.000%, 3/11/25(10)	1,909	1,901
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.902%, 10/10/23	6,274	6,162
H-Food Holdings LLC (1 month LIBOR + 3.688%) 6.090%, 5/23/25	2,361	2,303
Hostess Brands LLC 2017, Tranche B (1 month LIBOR + 2.250%) 4.753%, 8/3/22	7,213	7,160

		22,370

Food and Drug—0.2%
Albertson’s LLC 2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.402%, 11/17/25	12,959	12,885

Forest Prod / Containers—0.2%
Berry Global Group, Inc.
Tranche Q (1 month LIBOR + 2.000%) 4.412%, 10/1/22	6,109	6,062
Tranche R (1 month LIBOR + 2.000%) 4.412%, 1/19/24	1,021	1,011
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 0.000%, 5/15/26(10)	2,550	2,531
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.652%, 1/31/25	2,669	2,515

		12,119

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.152%, 12/23/24	9,105	8,944
Eldorado Resorts, Inc. (1 month LIBOR + 2.250%) 4.688%, 4/17/24	4,794	4,771
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.154%, 6/22/26	9,796	9,796
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.150%, 4/29/24	8,981	8,583

	Par Value	Value

Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.216%, 8/14/24	$ 4,264	$ 4,196
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%) 4.152%, 7/8/24	8,331	8,326
UFC Holdings LLC 2019, First Lien (3 month LIBOR + 3.250%) 0.000%, 4/29/26(10)	4,245	4,234

		48,850

Healthcare—0.6%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.162%, 11/27/25	1,978	1,965
(1 month LIBOR + 3.000%) 5.412%, 6/2/25	6,297	6,294
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.750%) 5.152%, 3/1/24	4,922	4,880
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.152%, 10/10/25	8,983	7,917
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.152%, 6/11/25	7,714	7,664
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 7.938%, 2/22/24	6,819	6,415
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 5.660%, 9/2/24	3,158	3,042

		38,177

Housing—0.2%
CPG International LLC (6 month LIBOR + 3.750%) 5.933%, 5/5/24	11,879	11,672

Information Technology—0.7%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	9,410	9,372
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.410%, 9/7/23	7,878	7,833
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.579%, 11/1/23	13,972	13,935
Second Lien (3 month LIBOR + 8.250%) 10.829%, 11/1/24	3,782	3,903
SS&C Technologies Holdings, Inc. Tranche B-5 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	3,796	3,781
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	3,153	3,139
Tranche B-4 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	2,162	2,153

		44,116

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Manufacturing—0.2%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.349%, 8/17/22	$11,745	$ 9,279
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 5.402%, 3/28/25	6,429	6,131

		15,410

Media / Telecom - Broadcasting—0.3%
iHeart Communications, Inc. (3 month LIBOR + 4.000%) 6.579%, 5/1/26	514	514
Nexstar Broadcasting, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/19/26(10)	8,770	8,737
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.660%, 1/3/24	8,041	7,931

		17,182

Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B (3 month LIBOR + 2.000%) 4.330%, 4/30/25	9,498	9,484
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 0.000%, 7/17/25(10)	7,806	7,672
2018 (1 month LIBOR + 2.250%) 4.644%, 1/15/26	7,312	7,188
Virgin Media Bristol LLC Tranche K, (1 month LIBOR + 2.500%) 4.894%, 1/15/26	6,845	6,815

		31,159

Media / Telecom - Diversified Media—0.2%
CDS US Intermediate Holdings, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 6.080%, 7/8/22	4,775	4,603
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 0.000%, 2/28/25(10)	3,213	3,158
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 6.402%, 5/4/22	6,389	6,081

		13,842

Media / Telecom - Telecommunications—0.6%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 0.000%, 1/31/25(10)	6,065	5,917
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 6.160%, 6/15/24	11,505	11,265
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.652%, 2/22/24	11,304	11,208
Numericable U.S. LLC Tranche B-12 (1 month LIBOR + 3.688%) 6.082%, 1/31/26	6,717	6,499

	Par Value		Value
Media / Telecom - Telecommunications—continued
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 0.000%, 11/1/24(10)	$3,236		$ 2,990

			37,879

Service—0.4%
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.402%, 5/30/25	6,464		6,354
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 6/30/24(10)	4,481		4,430
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.160%, 2/1/23	9,157		8,954
Trans Union LLC 2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.402%, 6/19/25	8,846		8,817

			28,555

Transportation - Automotive—0.2%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.902%, 4/30/26	6,950		6,893
Tenneco, Inc. Tranche B (3 month LIBOR + 3.000%) 5.402%, 10/1/25	6,089		5,613

			12,506

Utility—0.4%
Brookfield WEC Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 8/1/25(10)	8,225		8,205
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 0.000%, 4/5/26(10)	9,850		9,830
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.690%, 12/31/20	5,705		5,719
(3 month LIBOR + 1.125%) 1.125%, 12/31/20(11)	1,900		1,905

			25,659

TOTAL LEVERAGED LOANS
(Identified Cost $470,980)			460,548

	Shares
PREFERRED STOCKS—0.6%

Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070	(12)	12,215
Huntington Bancshares, Inc. Series E, 5.700%	3,303	(12)	3,320
JPMorgan Chase & Co. Series Z, 5.300%	3,985	(12)	4,031
Wells Fargo & Co. Series K, 6.180%(5)	16,155	(12)	16,242

			35,808

TOTAL PREFERRED STOCKS
(Identified Cost $35,520)			35,808

COMMON STOCKS—0.0%

Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(13)	48,842		231

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Energy—0.0%
Frontera Energy Corp.	148,014	$ 1,480

TOTAL COMMON STOCKS
(Identified Cost $2,826)		1,711

EXCHANGE-TRADED FUND—1.0%
iShares iBoxx High Yield Corporate Bond Index Fund(14)	725,321	63,234

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $63,138)		63,234

RIGHT—0.0%

Utilities—0.0%
Vistra Energy Corp.(13)	98,789	76

TOTAL RIGHT
(Identified Cost $84)		76

WARRANT—0.0%

Communication Services—0.0%
iHeartMedia, Inc.(6)(13)	20,773	306

TOTAL WARRANT
(Identified Cost $361)		306

TOTAL LONG-TERM INVESTMENTS—99.7%
(Identified Cost $6,277,095)		6,309,791

SECURITIES LENDING COLLATERAL—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(14)(15)	13,524,116	13,524

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $13,524)		13,524

TOTAL INVESTMENTS—99.9%
(Identified Cost $6,290,619)		$6,323,315
Other assets and liabilities, net—0.1%		3,919

NET ASSETS—100.0%		$6,327,234

Abbreviations:

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Foreign Currencies:

IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $3,801,498 or 60.1% of net assets.

(2)	All or a portion of security is on loan.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)

Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(8)	Interest payments may be deferred.
(9)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Represents unfunded portion of security and commitment fee earned on this portion.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†

United States	86%
Netherlands	2
Canada	1
Cayman Islands	1
Mexico	1
United Kingdom	1
Indonesia	1
Other	7

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,544,263	$ —	$1,529,854	$14,409
Corporate Bonds and Notes	1,990,780	—	1,990,772	8
Foreign Government Securities	225,613	—	225,613	—
Leveraged Loans	460,548	—	460,548	—	(1)
Mortgage-Backed Securities	1,934,050	—	1,901,965	32,085
Municipal Bond	4,245	—	4,245	—
U.S. Government Securities	49,157	—	49,157	—
Equity Securities:
Preferred Stocks	35,808	—	35,808	—
Exchange-Traded Fund	63,234	63,234	—	—
Common Stocks	1,711	1,711	—	—
Right	76	—	76	—
Warrant	306	—	—	306
Securities Lending Collateral	13,524	13,524	—	—
Total Investments	$6,323,315	$78,469	$6,198,038	$46,808

(1)	Includes internally fair valued securities currently priced at zero.

Securities held by the Fund with an end of period value of $12,786 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Corporate Bonds and Notes	Leveraged Loans	Mortgage-Backed Securities	Rights	Warrants
Investments in Securities
Balance as of September 30, 2018:	$ 30,574	$ —	$ 8,981	$—(2)	$ 21,519	$ 74	$ —
Accrued discount/(premium)	19	—	12	—	7	—	—
Realized gain (loss)	(81)	—	—	—	(81)	—	—
Change in unrealized appreciation (depreciation)(1)	(418)	—	(471)	—	106	2	(55)
Purchases	47,717	14,409	862	—	32,085	—	361
Sales	(18,217)	—	(863)	—	(17,354)	—	—
Transfers into Level 3(3)	—	—	—	—	—	—	—
Transfers from Level 3(3)	(12,786)	—	(8,513)	—	(4,197)	(76)	—
Balance as of June 30, 2019	$ 46,808	$14,409	$ 8	$—(2)	$ 32,085	$ —	$306

(1) The change in the unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $51.

(2) Includes internally fair valued security currently priced at zero ($0).

(3) “Transfers into and/or from” represent the ending value as of June 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
CORPORATE BONDS AND NOTES—2.8%

Communication Services—0.4%
DISH DBS Corp. 5.875%, 7/15/22	$ 575	$ 584
iHeart Communications, Inc. 6.375%, 5/1/26	258	274
8.375%, 5/1/27	467	489
iHeart Communications, Inc. Escrow 0.000%, 5/1/23(1)	4,288	—
T-Mobile USA, Inc. 0.000%, 4/15/24(1)	1,090	—

		1,347

Consumer Discretionary—0.3%
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(2)	50	52
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,188

		1,240

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(2)	855	827

Energy—0.4%
Denbury Resources, Inc. 144A 9.250%, 3/31/22(2)	298	279
144A 7.750%, 2/15/24(2)	620	515
Energy Transfer Operating LP 4.250%, 3/15/23	515	537

		1,331

Financials—0.4%
Acrisure LLC 144A 8.125%, 2/15/24(2)	220	227
iStar, Inc. 5.250%, 9/15/22	280	287
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,185

		1,699

Health Care—0.6%
Eagle Holding Co. II, LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(3)	385	387
PIK Interest Capitalization, 144A 7.750%, 5/15/22(2)(4)	595	599
One Call Corp. PIK Interest Capitalization 144A 7.500%, 7/1/24(2)(5)	1,417	1,249

		2,235

Information Technology—0.1%
Exela Intermediate LLC 144A 10.000%, 7/15/23(2)	605	492

Materials—0.4%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(2)	785	812

	Par Value	Value
Materials—continued
Hexion, Inc. 6.625%, 4/15/20(6)	$ 645	$ 500
NOVA Chemicals Corp. 144A 4.875%, 6/1/24(2)	290	300

		1,612

Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(2)	9,165	7

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $11,062)		10,790

LEVERAGED LOANS(7) —98.9%

Aerospace—2.6%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.402%, 4/28/23	719	708
2018 (3 month LIBOR + 1.750%) 4.061%, 6/27/25	1,745	1,696
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.160%, 12/6/25	333	335
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	979	982
Tranche B-2 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	526	528
TransDigm, Inc. 2018, Tranche F (3 month LIBOR + 2.500%) 0.000%, 6/9/23(8)	5,829	5,718

		9,967

Chemicals—3.9%
Element Solutions, Inc. (1 month LIBOR + 2.250%) 4.652%, 1/30/26	2,025	2,017
H.B. Fuller Co. (1 month LIBOR + 2.000%) 4.383%, 10/20/24	1,101	1,081
Hexion Inc. (3 month LIBOR + 2.750%) 5.350%, 10/1/20	470	470
Hexion, Inc. (3 month LIBOR + 3.500%) 0.000%, 6/26/26(8)	565	564
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 4.402%, 4/1/24	4,304	4,243
Kraton Polymers LLC 2018 (1 month LIBOR + 2.500%) 4.902%, 3/8/25	755	752
New Arclin U.S. Holding Corp. First Lien (3 month
LIBOR + 3.500%) 5.902%, 2/14/24	783	782
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.652%, 8/25/23	2,440	2,435
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 7/1/24	2,217	2,209
US Salt LLC (1 month LIBOR + 4.750%) 7.152%, 1/16/26	668	667

		15,220

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Consumer Durables—1.2%
Fluidra, S.A. (1 month LIBOR + 2.250%) 4.652%, 7/2/25	$1,322	$1,311
Global Appliance, Inc. Tranche B (3 month LIBOR + 4.000%) 6.410%, 9/29/24	2,134	2,102
Serta Simmons Bedding LLC First Lien (1 month
LIBOR + 3.500%) 5.908%, 11/8/23	1,675	1,079

		4,492

Consumer Non-Durables—3.6%
Acuity Specialty Products, Inc. First Lien (3 month
LIBOR + 4.000%) 6.330%, 8/12/24	1,204	969
American Greetings Corp. (1 month LIBOR + 4.500%) 6.939%, 4/6/24	891	888
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 5.583%, 9/6/24	1,758	1,543
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.652%, 8/18/25	675	674
Isagenix International LLC Senior Lien (3 month LIBOR + 5.750%)
8.080%, 6/14/25	1,558	1,219
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%)
6.402%, 5/15/23	2,663	2,504
Libbey Glass, Inc. (1 month LIBOR + 3.000%) 5.412%, 4/9/21	1,745	1,372
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.772%, 6/30/24	1,560	1,548
Revlon Consumer Products Corp. Tranche B (3 month LIBOR + 3.500%)
6.022%, 9/7/23	1,419	1,182
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.394%, 6/16/25	1,318	1,182
SRAM LLC 2018, First Lien (2 month LIBOR + 2.750%) 5.233%, 3/15/24	1,080	1,077

		14,158

Energy—3.9%
California Resources Corp. (1 month LIBOR + 4.750%) 7.152%, 12/31/22	1,000	954
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 7.600%, 3/28/24	2,000	2,000
Fieldwood Energy LLC 2018, Second Lien (1 month LIBOR + 7.250%) 9.652%, 4/11/23	990	821
First Lien (1 month LIBOR + 5.250%) 7.652%, 4/11/22	733	677
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 8.402%, 3/1/24	790	403
McDermott International, Inc. (1 month LIBOR + 5.000%) 7.402%, 5/12/25	1,639	1,611

	Par Value	Value
Energy—continued
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.652%, 10/30/24	$1,682	$1,636
MRC Global US, Inc. 2018 (1 month LIBOR + 3.000%) 5.402%, 9/20/24	1,689	1,683
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 0.000%, 7/16/21(1)(6)	11	—
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.330%, 2/21/21	2,185	1,556
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.590%, 9/27/24	1,028	1,015
Ultra Resources, Inc. (1 month LIBOR + 3.750%) 6.154%, 4/12/24	1,173	889
Weatherford International Ltd. (1 month LIBOR + 2.300%) 4.710%, 7/13/20	1,854	1,850

		15,095

Financial—3.0%
Asurion LLC
Tranche B-2, Second Lien (3 month LIBOR + 6.500%) 0.000%, 8/4/25(8)	1,245	1,262
Tranche B-4 (1 month LIBOR + 3.000%) 5.402%, 8/4/22	1,405	1,401
Blackhawk Network Holdings, Inc. First Lien (1 month
LIBOR + 3.000%) 5.402%, 6/15/25	1,803	1,788
Ditech Holding Corp. Tranche B (3 month PRIME + 7.000%) 12.500%, 6/30/22(6)(9)	3,212	1,124
Ellie Mae, Inc. First Lien (3 month LIBOR + 4.000%) 6.525%, 4/17/26	1,540	1,533
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.402%, 12/27/22	947	945
iStar, Inc. (1 month LIBOR + 2.750%) 5.152%, 6/28/23	1,828	1,823
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.152%, 10/1/25	2,090	2,025

		11,901

Food / Tobacco—3.0%
Aramark Intermediate HoldCo Corp. Tranche B-3 (3 month LIBOR + 1.750%) 4.080%, 3/11/25	625	622
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.152%, 3/31/25	198	196
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.902%, 10/10/23	1,841	1,808
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 5.150%, 4/6/24	1,467	1,430
H-Food Holdings LLC (1 month LIBOR + 3.688%) 6.090%, 5/23/25	1,351	1,318
Hostess Brands LLC 2017, Tranche B (1 month LIBOR + 2.250%) 4.753%, 8/3/22	2,212	2,196

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Food / Tobacco—continued
JBS USA Lux S.A. (1 month LIBOR + 2.500%) 4.902%, 5/1/26	$1,676	$1,672
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.402%, 8/16/23	1,147	1,121
Sigma Holdco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 5.603%, 7/2/25	1,494	1,474

		11,837

Food and Drug—1.0%
Albertson’s LLC 2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 5.311%, 12/21/22	1,984	1,984
2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.402%, 11/17/25	1,440	1,431
Sage Borrowco LLC Tranche B, First Lien (3 month LIBOR + 4.750%) 7.127%, 6/20/26	610	611

		4,026

Forest Prod / Containers—5.1%
Anchor Glass Container Corp. 2017, First Lien (1 month LIBOR + 2.750%) 5.168%, 12/7/23	983	884
Second Lien (3 month LIBOR + 7.750%) 0.000%, 12/7/24(8)	808	571
Berlin Packaging LLC First Lien (1 month LIBOR + 3.000%) 5.433%, 11/7/25	1,431	1,387
Berry Global Group, Inc.
Tranche Q (1 month LIBOR + 2.000%) 4.412%, 10/1/22	514	510
Tranche R (1 month LIBOR + 2.000%) 4.412%, 1/19/24	269	266
Berry Global, Inc.
Tranche S (1 month LIBOR + 1.750%) 4.162%, 2/8/20	1,494	1,492
Tranche T (1 month LIBOR + 1.750%) 4.162%, 1/6/21	868	865
Tranche U (3 month LIBOR + 2.500%) 0.000%, 5/15/26(8)	2,630	2,611
BWay Holding Co. (3 month LIBOR + 3.250%) 5.854%, 4/3/24	1,309	1,262
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 6.652%, 6/30/22	2,286	2,020
Multi-Color Corp. (3 month LIBOR + 4.500%) 0.000%, 6/18/26(8)	650	650
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 5.152%, 2/5/23	3,123	3,097
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.652%, 1/31/25	1,168	1,101
Tricorbraun Holding, Inc. First Lien (1 month LIBOR + 3.750%) 6.151%, 11/30/23	1,940	1,907

	Par Value	Value
Forest Prod / Containers—continued
Trident TPI Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.652%, 10/17/24	$1,164	$1,099

		19,722

Gaming / Leisure—8.4%
Affinity Gaming (1 month LIBOR + 3.250%) 5.652%, 7/1/23	1,003	964
Aristocrat Leisure Ltd. Tranche B-3 (3 month LIBOR + 1.750%) 4.342%, 10/19/24	1,562	1,547
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.152%, 12/23/24	4,257	4,181
CBAC Borrower LLC Tranche B (1 month LIBOR + 4.000%) 6.402%, 7/8/24	1,081	1,074
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.652%, 4/18/24	2,221	2,211
Eldorado Resorts, Inc. (1 month LIBOR + 2.250%) 4.688%, 4/17/24	1,211	1,205
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.402%, 5/9/24	1,761	1,757
Golden Nugget, Inc. Tranche B (1 month LIBOR + 2.750%) 5.149%, 10/4/23	2,374	2,352
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.250%) 4.652%, 3/29/24	1,427	1,421
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.154%, 6/22/26	2,848	2,849
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 4.402%, 3/21/25	2,439	2,422
PCI Gaming Authority Tranche B (1 month LIBOR + 3.000%) 5.402%, 5/29/26	1,375	1,376
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.150%, 4/29/24	1,719	1,643
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.216%, 8/14/24	2,266	2,229
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.830%, 7/10/25	1,131	1,131
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.910%, 6/8/23	1,989	1,979
UFC Holdings LLC 2019, First Lien (3 month LIBOR + 3.250%) 5.660%, 4/29/26	2,579	2,572

		32,913

Healthcare—10.5%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.735%, 1/16/23	1,313	1,134
ADVANZ PHARMA Corp. (1 month LIBOR + 5.500%) 7.911%, 9/6/24	739	708

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Healthcare—continued
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.500%, 1/4/26	$885	$882
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.902%, 6/30/25	1,624	1,628
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 5.938%, 5/4/25	1,801	1,786
Avantor, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 5.402%, 11/21/24	715	718
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.162%, 11/27/25	548	545
(1 month LIBOR + 3.000%) 5.412%, 6/2/25	3,258	3,255
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.750%) 5.152%, 3/1/24	2,620	2,598
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.402%, 6/7/23	942	936
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.152%, 10/10/25	3,374	2,973
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.080%, 5/2/23	421	419
Gentiva Health Services, Inc. First Lien (3 month LIBOR
+ 3.750%) 0.000%, 7/2/25(8)	645	645
Greatbatch Ltd. 2017, Tranche B (1 month LIBOR + 3.000%) 5.420%, 10/27/22	476	476
Heartland Dental LLC
(1 month LIBOR + 3.750%) 6.152%, 4/30/25	1,678	1,587
(3 month LIBOR + 3.750%) 3.750%, 4/30/25(10)	38	36
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.152%, 6/11/25	2,099	2,085
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.330%, 3/7/24	913	911
Tranche B-2 (3 month LIBOR + 2.000%) 4.330%, 1/17/25	103	103
Jaguar Holding Co. I LLC 2018 (1 month LIBOR + 2.500%) 4.902%, 8/18/22	2,210	2,196
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 4.250%) 6.660%, 3/9/26	310	311
First Lien (1 month LIBOR + 4.250%) 6.660%, 3/9/26	19	19
NVA Holdings, Inc.
Tranche B-3, First Lien (1 month LIBOR + 2.750%) 5.152%, 2/2/25	1,728	1,725
Tranche B-4 (1 month LIBOR + 3.500%) 5.939%, 2/2/25	50	50
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.680%, 6/30/25	2,400	2,305
Parexel International Corp. (1 month LIBOR + 2.750%) 5.152%, 9/27/24	1,705	1,631
Phoenix Guarantor, Inc. First Lien (1 month LIBOR + 4.500%) 6.921%, 3/5/26	310	308

	Par Value	Value
Healthcare—continued
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 7.938%, 2/22/24	$790	$743
Regionalcare Hospital Partners Holdings, Inc. Tranche
B, First Lien (1 month LIBOR + 4.500%) 6.904%, 11/16/25	2,065	2,051
Select Medical Corp. Tranche B (3 month LIBOR + 2.500%) 4.850%, 3/6/25	1,357	1,350
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 3.000%) 5.402%, 5/15/22	2,158	2,125
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 5.660%, 9/2/24	1,553	1,496
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 6.080%, 7/2/25	491	489
Vizient, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.152%, 5/6/26	339	338
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 0.000%, 10/1/25(8)	500	492

		41,054

Housing—5.0%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 5.250%) 7.654%, 10/25/23	1,401	1,399
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.402%, 10/31/23	3,461	3,407
Capital Automotive LP
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.410%, 3/24/25	1,405	1,406
Tranche B-2, First Lien (1 month LIBOR + 2.500%) 4.910%, 3/25/24	509	502
CPG International LLC (6 month LIBOR + 3.750%) 5.933%, 5/5/24	4,121	4,049
HD Supply, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 4.152%, 10/17/23	2,490	2,486
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 5.152%, 11/15/23	1,561	1,533
SiteOne Landscape Supply LLC Tranche E (1 month LIBOR + 2.750%) 5.160%, 10/29/24	1,748	1,737
Summit Materials LLC (1 month LIBOR + 2.000%) 4.402%, 11/21/24	3,014	2,995

		19,514

Information Technology—6.1%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 5.330%, 9/19/24	449	444
Second Lien (3 month LIBOR + 7.000%) 9.330%, 9/19/25	1,108	1,118
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.580%, 10/2/25	3,082	2,914
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	880	876

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Information Technology—continued
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.410%, 9/7/23	$3,393	$3,374
Go Daddy Operating Co. LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.402%, 2/15/24	1,466	1,466
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.579%, 11/1/23	3,731	3,721
Second Lien (3 month LIBOR + 8.250%) 10.829%, 11/1/24	965	996
Presidio Holdings, Inc. Tranche B (1 month LIBOR + 2.750%) 5.339%, 2/2/24	1,156	1,151
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.576%, 11/3/23	1,413	1,302
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	1,684	1,677
Tranche B-4 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	1,155	1,150
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.652%, 7/2/25	3,859	3,702

		23,891

Manufacturing—5.4%
Brand Energy & Infrastructure Services, Inc. (2 month LIBOR + 4.250%) 6.788%, 6/21/24	1,695	1,636
Circor International, Inc. (1 month LIBOR + 3.500%) 5.913%, 12/11/24	1,150	1,148
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.349%, 8/17/22	2,257	1,783
Crosby Group LLC (The) Tranche B (3 month LIBOR + 4.750%) 0.000%, 6/19/26(8)	975	966
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.402%, 3/29/25	864	861
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 5.152%, 7/30/24	2,287	2,289
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 5.152%, 4/1/24	2,126	2,111
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 6.402%, 5/30/25	1,584	1,523
KSBR Holding Corp. (1 month LIBOR + 4.500%) 6.894%, 4/15/26	655	654
NN, Inc. 2017 (1 month LIBOR + 3.250%) 5.652%, 4/2/21	910	889
Tranche B (1 month LIBOR + 3.750%) 6.152%, 10/19/22	1,401	1,376
RBS Global, Inc. (Rexnord LLC) (1 month LIBOR + 2.000%) 4.402%, 8/21/24	1,062	1,061
Tailwind Smith Cooper Intermediate Corp. First Lien (3 month LIBOR + 5.000%) 7.330%, 5/28/26	1,124	1,099

	Par Value	Value
Manufacturing—continued
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 5.402%, 3/28/25	$2,209	$2,106
U.S. Farathane LLC Tranche B-4 (1 month LIBOR + 3.500%) 5.902%, 12/23/21	1,607	1,543

		21,045

Media / Telecom - Broadcasting—3.3%
iHeart Communications, Inc. (3 month LIBOR + 4.000%) 6.579%, 5/1/26	1,128	1,129
Nexstar Broadcasting, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/19/26(8)	2,710	2,700
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.660%, 1/3/24	2,438	2,405
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 5.402%, 12/27/20	159	158
Tranche C (1 month LIBOR + 3.000%) 5.402%, 1/26/24	1,975	1,971
Univision Communications, Inc. 2017, First Lien (1 month LIBOR + 2.750%) 5.152%, 3/15/24	4,881	4,641

		13,004

Media / Telecom - Cable/Wireless Video—5.2%
Charter Communications Operating LLC Tranche B (3 month LIBOR + 2.000%) 4.330%, 4/30/25	5,540	5,531
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 4.644%, 7/17/25	3,254	3,198
2018 (1 month LIBOR + 2.250%) 4.644%, 1/15/26	1,017	1,000
2018 (1 month LIBOR + 2.500%) 4.894%, 1/25/26	347	342
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 4.390%, 1/15/25	1,581	1,576
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.402%, 2/1/24	1,751	1,709
Telenet Financing LLC (1 month LIBOR + 2.250%) 4.644%, 8/15/26	1,915	1,893
UPC Financing Partnership (1 month LIBOR + 2.500%) 4.894%, 1/15/26	1,866	1,863
Virgin Media Bristol LLC Tranche K, (1 month LIBOR + 2.500%) 4.894%, 1/15/26	1,570	1,563
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.894%, 4/15/25	1,845	1,806

		20,481

Media / Telecom - Diversified Media—2.4%
CDS US Intermediate Holdings, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 6.080%, 7/8/22	1,641	1,582
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.652%, 2/28/25	723	711

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Media / Telecom - Diversified Media—continued
E.W. Scripps Co. (The) Tranche B-1 (1 month LIBOR + 2.750%) 5.152%, 5/1/26	$883	$880
Formula One Management Ltd. Tranche B-3 (1 month LIBOR + 2.500%) 4.902%, 2/1/24	1,528	1,491
Fort Dearborn Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 6.597%, 10/19/23	1,774	1,703
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 6.402%, 5/4/22	2,567	2,443
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.152%, 1/31/25	689	688

		9,498

Media / Telecom - Telecommunications—4.3%
Altice France S.A. Tranche B-13 (1 month LIBOR + 4.000%) 6.394%, 8/14/26	646	632
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 6.160%, 6/15/24	3,336	3,267
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.652%, 2/22/24	5,792	5,743
Neustar, Inc. Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.902%, 8/8/24	1,184	1,145
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 5.152%, 7/31/25	1,339	1,272
Tranche B-12 (1 month LIBOR + 3.688%) 6.082%, 1/31/26	544	526
Securus Technologies Holdings, Inc.
First Lien (3 month LIBOR + 4.500%) 0.000%, 11/1/24(8)	737	681
Second Lien (3 month LIBOR + 8.250%) 10.580%, 11/1/25	740	683
Uniti Group Inc. (1 month LIBOR + 5.000%) 7.402%, 10/24/22	1,662	1,619
West Corp.
Tranche B (3 month LIBOR + 4.000%) 6.522%, 10/10/24	1,061	988
Tranche B-1 (3 month LIBOR + 3.500%) 6.022%, 10/10/24	460	422

		16,978

Media / Telecom - Wireless Communications—1.5%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.410%, 4/11/25	2,818	2,780
Sprint Communications, Inc.
(1 month LIBOR + 2.500%) 4.938%, 2/2/24	2,307	2,270
2019 (1 month LIBOR + 3.000%) 5.438%, 2/2/24	960	950

		6,000

	Par Value	Value
Metals / Minerals—0.5%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.598%, 6/1/25	$1,360	$1,093
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.902%, 2/12/25	850	833

		1,926

Retail—2.0%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.402%, 9/25/24	1,966	1,874
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 4.903%, 1/30/23	2,068	2,000
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 8.421%, 10/25/23	2,658	2,271
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 4.250%) 6.670%, 3/11/22	1,577	1,533

		7,678

Service—10.2%
Advantage Sales & Marketing, Inc. First Lien (3 month LIBOR + 3.250%) 5.580%, 7/23/21	552	504
AlixPartners LLP 2017 (3 month LIBOR + 2.750%) 0.000%, 4/4/24(8)	2,224	2,217
Allied Universal Holdco LLC
(3 month LIBOR + 4.250%) 0.000%, 6/26/26(8)	72	71
First Lien (1 month LIBOR + 4.250%) 6.652%, 7/28/22	1,164	1,162
Tranche B (3 month LIBOR + 4.250%) 0.000%, 6/26/26(8)	723	720
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.402%, 3/20/25	331	323
CSC SW Holdco, Inc. Tranche B-1, First Lien (3 month LIBOR + 3.250%) 5.851%, 11/14/22	1,923	1,882
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.404%, 2/6/26	1,335	1,335
First Data Corp. 2022, Tranche D (1 month LIBOR + 2.000%) 4.404%, 7/8/22	819	818
2024, Tranche A (1 month LIBOR + 2.000%) 4.404%, 4/26/24	4,336	4,330
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.402%, 5/30/25	1,608	1,580
Gopher Resource LLC (1 month LIBOR + 3.250%) 5.652%, 3/6/25	429	426
GW Honos Security Corp. Tranche B (3 month PRIME + 2.500%) 6.025%, 5/24/24	789	783
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 5.902%, 6/30/24	1,859	1,838
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 5.902%, 3/20/25	726	719

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Service—continued
PetVet Care Centers LLC
First Lien (1 month LIBOR + 2.750%) 5.152%, 2/14/25	$1,419	$1,370
First Lien (1 month LIBOR + 2.750%) 4.161%, 2/14/25	420	405
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.250%) 5.652%, 1/3/25	2,571	2,535
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 0.000%, 11/8/24(8)	2,072	2,065
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.652%, 12/31/25	3,219	3,170
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.910%, 7/17/25	1,508	1,506
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.402%, 5/1/24	1,553	1,546
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.160%, 2/1/23	1,606	1,571
Trans Union LLC 2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.402%, 4/10/23	3,807	3,798
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 5.902%, 2/6/26	1,082	1,078
WEX, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 5/15/26	1,972	1,953

		39,705

Transportation - Automotive—3.0%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 7.580%, 11/17/23	1,416	1,237
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.721%, 4/6/24	1,371	1,340
DexKo Global, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 5.902%, 7/24/24	1,473	1,466
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.910%, 11/6/24	2,286	2,278
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.902%, 4/30/26	2,145	2,128
Tenneco, Inc. Tranche B (3 month LIBOR + 3.000%) 5.402%, 10/1/25	2,124	1,958
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%) 4.902%, 6/30/22	1,195	1,182

		11,589

Utility—3.8%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.152%, 4/13/23	1,172	1,170
Brookfield WEC Holdings, Inc.
(3 month LIBOR + 3.500%) 0.000%, 8/1/25(8)	365	365
First Lien (3 month LIBOR + 3.500%) 0.000%, 8/1/25(8)	1,586	1,582

	Par Value	Value
Utility—continued
Second Lien (1 month LIBOR + 6.750%) 9.152%, 8/3/26	$835	$844
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 4.902%, 1/15/25	1,965	1,949
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 5.080%, 4/5/26	835	833
Lightstone Holdco LLC
Tranche B (1 month LIBOR + 3.750%) 6.152%, 1/30/24	777	766
Tranche C (1 month LIBOR + 3.750%) 6.152%, 1/30/24	44	43
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.690%, 12/31/20	390	391
(3 month LIBOR + 1.125%) 1.125%, 12/31/20(10)	130	130
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 6.402%, 4/15/24	1,213	1,211
Tranche B (3 month LIBOR + 3.750%) 0.000%, 6/26/26(8)	1,080	1,073
Tranche B-1 (1 month LIBOR + 4.000%) 6.402%, 7/15/23	855	854
TerraForm Power Operating LLC (1 month LIBOR + 2.000%) 4.402%, 11/8/22	512	509
Vistra Operations Co. LLC
(1 month LIBOR + 2.000%) 4.402%, 8/4/23	909	907
2018 (1 month LIBOR + 2.000%) 4.397%, 12/31/25	2,272	2,269

		14,896

TOTAL LEVERAGED LOANS
(Identified Cost $398,640)		386,590

	Shares
COMMON STOCKS—0.3%

Communication Services—0.3%
Clear Channel Outdoor Holdings, Inc.(11)	107,177	506
iHeartMedia, Inc. Class A(9)(11)	45,578	686

		1,192

Energy—0.0%
Sabine Oil & Gas Holdings, Inc.	727	19

TOTAL COMMON STOCKS
(Identified Cost $1,328)		1,211

RIGHT—0.0%

Utilities—0.0%
Vistra Energy Corp.(11)	152,810	117

TOTAL RIGHT
(Identified Cost $129)		117

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
WARRANTS—0.0%

Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(9)(11)	477	$1
Sabine Oil & Gas Holdings, Inc.(9)(11)	2,269	7

		8

TOTAL WARRANTS
(Identified Cost $19)		8

TOTAL LONG-TERM INVESTMENTS—102.0%
(Identified Cost $411,178)		398,716

SHORT-TERM INVESTMENT—2.1%

Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(12)	8,319,743	8,320

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $8,320)		8,320

TOTAL INVESTMENTS—104.1%
(Identified Cost $419,498)		$407,036
Other assets and liabilities, net—(4.1)%		(16,209)

NET ASSETS—100.0%		$390,827

Abbreviations:
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
PIK Payment-in-Kind Security

Footnote Legend:

(1)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $5,746 or 1.5% of net assets.

(3)	100% of the income received was in cash.
(4)	First pay date will be in November 2019.
(5)	100% of the income received was in PIK.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)

Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(8)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Represents unfunded portion of security and commitment fee earned on this portion.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	3
Luxembourg	2
Netherlands	1
United Kingdom	1
France	1

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 10,790	$ —	$ 10,783	$ 7
Leveraged Loans	386,590	—	385,466	1,124
Equity Securities:
Right	117	—	117	—
Common Stocks	1,211	506	19	686
Warrants	8	—	—	8
Money Market Mutual Fund	8,320	8,320	—	—

Total Investments	$407,036	$8,826	$396,385	$1,825

Securities held by the Fund with an end of period value of $137 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.

Securities held by the Fund with an end of period value of $1,124 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.

See Notes to Schedule of Investments

NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
MUNICIPAL BONDS(1)—96.0%

Alabama—1.5%
Black Belt Energy Gas District, Natural Gas Purchase
Revenue, Mandatory Put 12/1/23 4.000%, 12/1/48(2)	$465	$503
Pell City Special Care Facilities Financing Authority,
Noland Health Services Revenue, 4.000%, 12/1/25	500	525
5.000%, 12/1/25	1,000	1,075

		2,103

Arizona—4.6%
Arizona Board of Regents, Arizona State University
System Revenue, 5.000%, 7/1/36	1,000	1,188
5.000%, 7/1/37	360	426
Arizona Department of Transportation, State Highway
Fund Revenue, 5.000%, 7/1/36	500	595
Arizona State Health Facilities Authority, Scottsdale
Lincoln Hospital Revenue, 5.000%, 12/1/24	565	662
Maricopa County Industrial Development Authority,
Banner Health Revenue, 4.000%, 1/1/34	1,000	1,099
Northern Arizona University, Stimular Plan for
Economic and Educational Development Revenue, 5.000%, 8/1/24	1,115	1,259
5.000%, 8/1/25	1,000	1,128

		6,357

Arkansas—0.4%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	606

California—2.3%
California Municipal Finance Authority, Bowles Hall
Foundation Revenue, 4.000%, 6/1/21	100	104
4.500%, 6/1/23	225	245
4.500%, 6/1/24	150	166
California State Health Facilities Financing Authority,
Providence St. Joseph Health, 4.000%, 10/1/36	275	301
California State Municipal Finance Authority,
Community Medical Centers, 5.000%, 2/1/27	400	470
California Statewide Communities Development
Authority, The Culinary Institute of America
Revenue, 5.000%, 7/1/28	200	237
Golden State Tobacco Securitization Corp., Tobacco
Settlement Revenue, 5.000%, 6/1/47	800	801
Inglewood Redevelopment Agency Successor Agency,
Subordinate Lien Merged Redevelopment Project,
Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	654

	Par Value	Value
California—continued
Temecula Valley Unified School District Financing
Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	$175	$209

		3,187

Colorado—6.2%
Colorado State Health Facilities Authority, Catholic
Health Initiatives Revenue, 6.250%, 10/1/33	650	655
Denver Convention Center Hotel Authority Revenue,
Senior Lien, 5.000%, 12/1/27	400	474
E-470 Public Highway Authority Revenue, 5.000%, 9/1/20	340	353
(NATL Insured) 0.000%, 9/1/29	665	390
Public Authority For Colorado Energy, Natural Gas
Purchase Revenue, 6.125%, 11/15/23	2,135	2,369
6.250%, 11/15/28	2,250	2,871
Regional Transportation District, Sales Tax Revenue,
Fastracks Project, 5.000%, 11/1/32	1,195	1,447

		8,559

Connecticut—2.2%
Connecticut Housing Finance Authority, Mortgage
Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	425	442
Connecticut State Health & Educational Facility
Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,725
Connecticut, State of, General Obligation, 5.000%, 9/15/34	750	906

		3,073

District of Columbia—3.7%
Metropolitan Washington Airports Authority, Dulles Toll
Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,148

Florida—10.9%
Brevard County Health Facilities Authority, Health First
Revenue, 5.000%, 4/1/21	115	122
Brevard County School Board, Certificates of
Participation, 5.000%, 7/1/32	1,000	1,202
Broward County School Board, Certificates of
Participation, 5.000%, 7/1/32	300	356
Central Florida Expressway Authority, Senior Lien Toll
Revenue, 4.000%, 7/1/30	200	225
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,034
Miami Beach Redevelopment Agency, Tax Increment
Revenue, 5.000%, 2/1/32	300	338

See Notes to Schedule of Investments

NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Florida—continued
Miami Beach, City of, Stormwater Revenue,
(Pre-Refunded 9/1/21 @ 100) 5.250%, 9/1/23	$1,265	$1,368
Miami-Dade County Educational Facilities Authority,
University of Miami Revenue, 5.000%, 4/1/30	200	230
Miami-Dade County Expressway Authority, Toll
Revenue, 5.000%, 7/1/33	400	471
Miami-Dade County School Board, Certificates of
Participation, 5.000%, 2/1/34	1,700	1,978
Seminole County School Board, Certificates of
Participation, 5.000%, 7/1/29	1,935	2,340
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	878
Tallahassee, City of, Health Facilities Revenue,
Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	543

		15,085

Georgia—1.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	766
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	1,555	1,685

		2,451

Idaho—1.3%
Idaho Health Facilities Authority, St. Luke’s Health
System Revenue, 5.000%, 3/1/37	235	275
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,579

		1,854

Illinois—9.9%
Chicago O’Hare International Airport, Passenger
Facilities Charge Revenue, 5.000%, 1/1/20	70	71
Chicago, City of,
Sales Tax Revenue (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	28
Sales Tax Revenue (Escrowed to Maturity) 5.000%, 1/1/21	750	790
Waterworks Revenue, Second Lien 5.000%, 11/1/22	500	551
Waterworks Revenue, Second Lien 5.000%, 11/1/30	500	582
Waterworks Revenue, Second Lien (AGM Insured) 5.000%, 11/1/31	500	592
Waterworks Revenue, Second Lien (AGM Insured) 5.250%, 11/1/32	350	420
Illinois Finance Authority, Rush University Medical
Center Revenue 5.000%, 11/15/21	250	271

	Par Value	Value
Illinois—continued
Illinois State Toll Highway Authority, Toll Highway
Revenue Senior Lien, 5.000%, 1/1/32	$1,000	$1,179
Illinois, State of, General Obligation, 5.000%, 4/1/22	815	879
5.000%, 2/1/26	1,490	1,639
5.000%, 2/1/27	1,250	1,435
Metropolitan Pier & Exposition Authority, McCormick
Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	843
Railsplitter Tobacco Settlement Authority, Tobacco
Settlement Revenue, 5.000%, 6/1/27	450	537
Sales Tax Securitization Corp., Chicago Sales Tax
Revenue, Sales Tax Revenue 5.000%, 1/1/30	1,500	1,762
University of Illinois, Auxiliary Facilities System
Revenue, 5.500%, 4/1/31	1,540	1,634
5.125%, 4/1/36	500	524

		13,737

Indiana—2.1%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	897
Parkview Health System, 5.000%, 11/1/43	1,700	1,995

		2,892

Louisiana—0.4%
New Orleans Sewerage Service Revenue, 5.000%, 6/1/20	550	568

Maine—1.9%
Portland, City of, General Airport Revenue, 5.000%, 7/1/26	1,000	1,108
5.000%, 7/1/29	580	638
5.000%, 7/1/30	770	844

		2,590

Maryland—3.2%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	250	288
Maryland Economic Development Corp., Exelon
Generation Co. Revenue, Mandatory Put 6/1/20 2.550%, 12/1/25(2)	500	502
Maryland Health & Higher Educational Facilities
Authority,
Anne Arundel Health System Revenue
(Pre-Refunded 7/1/19 @ 100) 6.750%, 7/1/29	2,015	2,015
Medstar Health System Revenue 5.000%, 8/15/26	800	938
Medstar Health System Revenue 5.000%, 5/15/42	600	697

		4,440

See Notes to Schedule of Investments

NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Massachusetts—0.4%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	$500	$604

Michigan—1.9%
Michigan Finance Authority, Beaumont Health Credit
Group Revenue, 5.000%, 8/1/27	1,250	1,440
Michigan State Building Authority, Facilities Program
Lease Revenue, 5.000%, 4/15/25	500	598
4.000%, 10/15/36	500	544

		2,582

New Jersey—5.4%
Camden County Improvement Authority Healthcare
Redevelopment Project, Cooper Health System
Revenue, 5.000%, 2/15/22	950	1,030
New Jersey Economic Development Authority,
Cigarette Tax Revenue, (AGM Insured) 5.000%, 6/15/22	3,000	3,276
New Jersey Housing & Mortgage Finance Agency,
Mortgage Revenue, 4.375%, 4/1/28	1,685	1,768
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	267
Tobacco Settlement Financing Corp., Tobacco
Settlement Revenue, 5.000%, 6/1/31	250	299
5.000%, 6/1/32	250	298
5.000%, 6/1/33	250	297
5.000%, 6/1/34	250	295

		7,530

New York—3.8%
Buffalo & Erie County Industrial Land Development
Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	622
Dutchess County Local Development Corp., The
Culinary Institute of America Revenue, 5.000%, 7/1/33	180	216
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	500	502
(AMBAC Insured) 5.000%, 1/1/20	900	903
(AMBAC Insured) 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, General Resolution, 5.000%, 6/15/40	1,295	1,566
New York State Dormitory Authority,
New York University Hospitals Center Revenue 5.000%, 7/1/33	150	177
Orange Regional Medical Center Revenue 5.000%, 12/1/23(3)	300	337
New York Transportation Development Corp., American
Airlines JFK Project Revenue, 5.000%, 8/1/26	250	264

	Par Value	Value
New York—continued
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	$190	$219

		5,277

North Dakota—1.0%
Barnes County North Public School District Building
Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,375

Ohio—1.7%
New Albany Community Authority, Community
Facilities Revenue, 5.000%, 10/1/24	1,250	1,386
Ohio State Juvenile Correction Facilities Project, Lease Revenue, 5.000%, 10/1/22	935	1,044

		2,430

Oklahoma—0.9%
Oklahoma State Turnpike Authority, Turnpike Revenue,
Second Senior Lien, (Pre-Refunded 1/1/21 @ 100) 5.000%, 1/1/29	1,250	1,319

Oregon—2.0%
Oregon State Housing & Community, Mortgage
Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	450	491
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,315
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/36	800	969

		2,775

Pennsylvania—4.8%
Butler County Hospital Authority, Butler Health System
Revenue, 5.000%, 7/1/30	250	288
Delaware River Joint Toll Bridge Commission, Bridge
System Revenue, 5.000%, 7/1/34	250	302
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	250	267
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	265	282
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	1,235	1,316
(Pre-Refunded 12/1/21 @ 100) 5.250%, 12/1/31	1,000	1,094
Toll Highway Revenue 6.375%, 12/1/38	2,000	2,575
Philadelphia, City of,
Water & Wastewater Revenue 5.000%, 11/1/31	125	152

See Notes to Schedule of Investments

NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Pennsylvania—continued
Water & Wastewater Revenue 5.000%, 10/1/42	$ 300	$ 353

		6,629

South Carolina—1.0%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,130
South Carolina Association of Governmental
Organizations Educational Facilities Corp., for
Pickens School District Lease Revenue, 5.000%, 12/1/24	250	294

		1,424

Tennessee—2.3%
Chattanooga-Hamilton County Hospital Authority,
Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,140
Tennessee Housing Development Agency, Residential
Finance Program Revenue, 2.050%, 7/1/20	545	548
2.300%, 1/1/21	310	313
Tennessee State School Bond Authority, Higher
Education Program Revenue, (ST HGR ED
INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,229

		3,230

Texas—13.8%
Corpus Christi Independent School District, General
Obligation, (PSF-GTD Insured) 4.000%, 8/15/43	5,000	5,512
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,189
Lamar Consolidated Independent School District,
General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,204
North Texas Tollway Authority, Special Project System
Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,290	2,802
Southmost Regional Water Authority, Desalination
Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	1,085	1,198
(AGM Insured) 5.000%, 9/1/25	1,015	1,119
Texas Municipal Gas Acquisition & Supply, Gas Supply
Revenue,
Corp.I,Senior Lien 6.250%, 12/15/26	1,515	1,770
Corp. II 2.281%, 9/15/27(2)	2,820	2,795
Upper Trinity Regional Water District Authority,
Regional Treated Supply System Revenue, (BAM
Insured) 5.000%, 8/1/24	1,340	1,557

		19,146

	Par Value	Value
Vermont—0.3%
Vermont Educational & Health Buildings Financing
Agency, University of Vermont Health Network
Revenue, 5.000%, 12/1/35	$ 300	$ 350

Virginia—1.7%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,497
Virginia College Building Authority, Marymount
University Revenue, 5.000%, 7/1/20(3)	200	204
5.000%, 7/1/21(3)	400	417
5.000%, 7/1/22(3)	195	207

		2,325

Washington—1.4%
King County Sewer Revenue, 5.000%, 7/1/36	1,630	1,936

West Virginia—0.2%
Monongalia County Building Commission, Monongalia
Health System Revenue, 5.000%, 7/1/23	300	331

Wisconsin—1.0%
Public Finance Authority,
Renown Regional Medical Center Revenue 5.000%, 6/1/33	1,000	1,166
Waste Management, Inc. Revenue 2.875%, 5/1/27	250	259

		1,425

TOTAL MUNICIPAL BONDS
(Identified Cost $125,777)		133,338

	Shares
EXCHANGE-TRADED FUND—1.0%
VanEck Vectors High-Yield Municipal Index ETF(4)	20,630	1,316

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $1,259)		1,316

TOTAL LONG-TERM INVESTMENTS—97.0%
(Identified Cost $127,036)		134,654

SHORT-TERM INVESTMENT—2.1%

Money Market Mutual Fund—2.1%
Dreyfus AMT-Free Tax Exempt Cash Management
(seven-day effective yield 1.640%)(4)	2,926,959	2,927

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $2,927)		2,927

TOTAL INVESTMENTS—99.1%
(Identified Cost $129,963)		$137,581
Other assets and liabilities, net—0.9%		1,297

NET ASSETS—100.0%		$138,878

See Notes to Schedule of Investments

      NEWFLEET TAX-EXEMPT BOND FUND

      SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

      JUNE 30, 2019

($ reported in thousands)
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:

(1)     At June 30, 2019, 19.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.

(2)     Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $1,165 or 0.8% of net assets.

(4)     Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$133,338	$—	$133,338
Equity Securities:
Exchange-Traded Fund	1,316	1,316	—
Money Market Mutual Fund	2,927	2,927	—

Total Investments	$137,581	$4,243	$133,338

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

      RAMPART ALTERNATIVES DIVERSIFIER FUND

      SCHEDULE OF INVESTMENTS

      (Unaudited)

      JUNE 30, 2019

($ reported in thousands)

	Shares	Value
AFFILIATED MUTUAL FUNDS(1)—50.4%

Equity Funds—42.0%
Virtus Duff & Phelps Global Infrastructure Fund
Class R6	409,537	$6,549
Virtus Duff & Phelps Global Real Estate Securities Fund
Class I	116,972	3,777
Virtus Duff & Phelps International Real Estate
Securities Fund Class I	521,373	4,035
Virtus Duff & Phelps Real Estate Securities Fund Class I	106,684	2,589

		16,950

Fixed Income Fund—8.4%
Virtus Newfleet Senior Floating Rate Fund Class I	374,112	3,416

TOTAL AFFILIATED MUTUAL FUNDS
(Identified Cost $13,599)		20,366

EXCHANGE-TRADED FUNDS(1)—47.9%
Invesco DB Commodity Index Tracking Fund	367,405	5,779
Invesco DB G10 Currency Harvest Fund	165,923	4,027

	Shares	Value
iShares S&P North American Natural Resources Sector Index Fund	228,154	$7,004
VanEck Vectors Agribusiness Index Fund	23,140	1,546
VanEck Vectors Coal Index Fund	75,181	999

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $ 17,689)		19,355

TOTAL LONG-TERM INVESTMENTS—98.3%
(Identified Cost $ 31,288)		39,721

TOTAL INVESTMENTS—98.3%
(Identified Cost $ 31,288)		$39,721
Other assets and liabilities, net—1.7%		673

NET ASSETS—100.0%		$40,394

Footnote Legend:

(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Exchange-Traded Funds	$19,355	$19,355
Affiliated Mutual Funds	20,366	20,366

Total Investments	$39,721	$39,721

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

      RAMPART EQUITY TREND FUND

      SCHEDULE OF INVESTMENTS

      (Unaudited)

      JUNE 30, 2019

($ reported in thousands)
	Shares	Value
COMMON STOCKS—99.1%

Communication Services—3.9%
Akamai Technologies, Inc.(1)	25,433	$2,038
Interpublic Group of Cos., Inc. (The)	78,934	1,783
Netflix, Inc.(1)	5,691	2,090
Omnicom Group, Inc.	45,074	3,694
Viacom, Inc. Class B	4,589	137
Walt Disney Co. (The)	22,722	3,173

		12,915

Consumer Discretionary—17.9%
Advance Auto Parts, Inc.	4,813	742
Amazon.com, Inc.(1)	2,435	4,611
AutoZone, Inc.(1)	1,652	1,816
Booking Holdings, Inc.(1)	253	474
CarMax, Inc.(1)	10,927	949
Carnival Corp.	19,037	886
Chipotle Mexican Grill, Inc.(1)	409	300
Darden Restaurants, Inc.	2,048	249
Dollar General Corp.	13,246	1,790
Dollar Tree, Inc.(1)	12,182	1,308
eBay, Inc.	4,809	190
Expedia Group, Inc.	690	92
Foot Locker, Inc.	5,200	218
Gap, Inc. (The)	9,786	176
Garmin Ltd.	67,186	5,361
H&R Block, Inc.	188,846	5,533
Hilton Worldwide Holdings, Inc.	13,741	1,343
Home Depot, Inc. (The)	19,400	4,035
L Brands, Inc.	10,337	270
Lowe’s Cos., Inc.	13,781	1,391
Marriott International, Inc. Class A	12,871	1,806
McDonald’s Corp.	12,708	2,639
NIKE, Inc. Class B	64,645	5,427
Norwegian Cruise Line Holdings Ltd.(1)	10,090	541
O’Reilly Automotive, Inc.(1)	5,286	1,952
Ross Stores, Inc.	17,612	1,746
Royal Caribbean Cruises Ltd.	8,003	970
Starbucks Corp.	20,168	1,691
Target Corp.	26,152	2,265
Tiffany & Co.	13,891	1,301
TJX Cos., Inc. (The)	56,502	2,988
Tractor Supply Co.	15,395	1,675
Ulta Beauty, Inc.(1)	7,197	2,496
Yum! Brands, Inc.	5,095	564

		59,795

Consumer Staples—6.5%
Coca-Cola Co. (The)	50,786	2,586
Costco Wholesale Corp.	8,759	2,315
Coty, Inc. Class A	36,817	493
Estee Lauder Cos., Inc. (The) Class A	26,727	4,894
Monster Beverage Corp.(1)	5,182	331
PepsiCo, Inc.	18,631	2,443
Sysco Corp.	76,589	5,416
Walmart, Inc.	27,859	3,078

		21,556

Financials—11.4%
Aflac, Inc.	23,381	1,282
Allstate Corp. (The)	8,303	844

	Shares	Value
Financials—continued
American Express Co.	21,196	$2,616
Aon plc	9,552	1,843
Bank of America Corp.	46,282	1,342
Berkshire Hathaway, Inc. Class B(1)	25,196	5,371
Capital One Financial Corp.	14,510	1,317
Chubb Ltd.	11,447	1,686
Cincinnati Financial Corp.	3,799	394
Citigroup, Inc.	12,107	848
Discover Financial Services	10,052	780
Everest Re Group Ltd.	22,167	5,479
Gallagher (Arthur J.) & Co.	7,316	641
Jefferies Financial Group, Inc.	3,301	64
JPMorgan Chase & Co.	17,079	1,909
Lincoln National Corp.	6,349	409
Loews Corp.	6,694	366
Marsh & McLennan Cos., Inc.	20,263	2,021
MetLife, Inc.	29,900	1,485
Principal Financial Group, Inc.	8,149	472
Progressive Corp. (The)	14,457	1,156
Prudential Financial, Inc.	12,749	1,288
Synchrony Financial	19,622	680
Torchmark Corp.	3,186	285
Travelers Cos., Inc. (The)	6,579	984
U.S. Bancorp	7,930	416
Unum Group	6,624	222
Wells Fargo & Co.	21,413	1,013
Willis Towers Watson plc	5,129	982

		38,195

Health Care—11.4%
Abbott Laboratories	11,748	988
ABIOMED, Inc.(1)	302	79
Agilent Technologies, Inc.	6,430	480
Align Technology, Inc.(1)	7,961	2,179
Allergan plc	1,453	243
Anthem, Inc.	3,636	1,026
Baxter International, Inc.	3,156	258
Becton, Dickinson & Co.	1,798	453
Boston Scientific Corp.(1)	9,223	396
Bristol-Myers Squibb Co.	7,769	352
Centene Corp.(1)	5,844	306
Cerner Corp.	75,780	5,555
Cooper Cos., Inc. (The)	5,411	1,823
Danaher Corp.	4,224	604
DENTSPLY SIRONA, Inc.	25,623	1,495
Edwards Lifesciences Corp.(1)	1,400	259
Eli Lilly & Co.	4,104	455
HCA Healthcare, Inc.	30,688	4,148
Hologic, Inc.(1)	1,786	86
Humana, Inc.	1,907	506
IDEXX Laboratories, Inc.(1)	576	159
Illumina, Inc.(1)	3,033	1,117
Intuitive Surgical, Inc.(1)	770	404
IQVIA Holdings, Inc.(1)	3,218	518
Johnson & Johnson	12,732	1,773
Medtronic plc	8,939	871
Merck & Co., Inc.	12,151	1,019
Mettler-Toledo International, Inc.(1)	509	428
Mylan NV(1)	2,411	46
Nektar Therapeutics(1)	814	29
PerkinElmer, Inc.	2,261	218
Perrigo Co. plc	589	28

See Notes to Schedule of Investments

      RAMPART EQUITY TREND FUND

      SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

      JUNE 30, 2019

($ reported in thousands)
	Shares	Value
Health Care—continued
Pfizer, Inc.	26,371	$1,142
ResMed, Inc.	958	117
Stryker Corp.	2,072	426
Teleflex, Inc.	309	102
Thermo Fisher Scientific, Inc.	8,225	2,415
UnitedHealth Group, Inc.	13,454	3,283
Universal Health Services, Inc. Class B	9,613	1,253
Varian Medical Systems, Inc.(1)	611	83
Waters Corp.(1)	1,427	307
WellCare Health Plans, Inc.(1)	716	204
Zimmer Biomet Holdings, Inc.	1,374	162
Zoetis, Inc.	2,289	260

		38,055

Industrials—13.0%
Arconic, Inc.	3,368	87
Boeing Co. (The)	4,532	1,650
Caterpillar, Inc.	22,469	3,062
Cintas Corp.	13,093	3,107
Copart, Inc.(1)	31,437	2,350
CSX Corp.	17,168	1,328
Cummins, Inc.	5,677	973
Deere & Co.	32,565	5,396
Dover Corp.	4,066	407
Fastenal Co.	75,806	2,470
Flowserve Corp.	3,640	192
Fortive Corp.	8,240	672
General Dynamics Corp.	2,314	421
Huntington Ingalls Industries, Inc.	351	79
Illinois Tool Works, Inc.	8,451	1,274
Ingersoll-Rand plc	6,731	853
Kansas City Southern	2,215	270
L3 Technologies, Inc.	674	165
L3Harris Technologies, Inc.	1,002	189
Lockheed Martin Corp.	2,084	758
Norfolk Southern Corp.	5,954	1,187
Northrop Grumman Corp.	1,442	466
PACCAR, Inc.	13,592	974
Parker-Hannifin Corp.	3,613	614
Pentair plc	4,415	164
Raytheon Co.	2,359	410
Republic Services, Inc.	16,830	1,458
Rollins, Inc.	11,393	409
Snap-on, Inc.	1,550	257
Stanley Black & Decker, Inc.	4,224	611
Textron, Inc.	1,956	104
TransDigm Group, Inc.(1)	416	201
Union Pacific Corp.	15,833	2,678
United Rentals, Inc.(1)	10,463	1,388
United Technologies Corp.	6,829	889
W.W. Grainger, Inc.	5,973	1,602
Wabtec Corp.	6,296	452
Waste Management, Inc.	30,755	3,548
Xylem, Inc.	5,035	421

		43,536

Information Technology—15.5%
Adobe, Inc.(1)	6,107	1,799
Advanced Micro Devices, Inc.(1)	5,839	177
Alliance Data Systems Corp.	256	36
Amphenol Corp. Class A	29,518	2,832

	Shares	Value
Information Technology—continued
Analog Devices, Inc.	2,376	$268
ANSYS, Inc.(1)	1,061	217
Apple, Inc.	24,119	4,774
Arista Networks, Inc.(1)	925	240
Autodesk, Inc.(1)	2,735	446
Automatic Data Processing, Inc.	2,468	408
Broadcom, Inc.	2,555	735
Broadridge Financial Solutions, Inc.	660	84
Cadence Design Systems, Inc.(1)	3,529	250
Cisco Systems, Inc.	76,704	4,198
Citrix Systems, Inc.	1,573	154
Corning, Inc.	77,607	2,579
F5 Networks, Inc.(1)	1,062	155
Fidelity National Information Services, Inc.	1,838	225
Fiserv, Inc.(1)	2,219	202
FleetCor Technologies, Inc.(1)	488	137
FLIR Systems, Inc.	30,522	1,651
Fortinet, Inc.(1)	631	48
Global Payments, Inc.	884	142
Hewlett Packard Enterprise Co.	7,326	110
HP, Inc.	8,259	172
Intel Corp.	29,661	1,420
Intuit, Inc.	3,261	852
IPG Photonics Corp.(1)	5,082	784
Jack Henry & Associates, Inc.	437	59
Juniper Networks, Inc.	6,118	163
Keysight Technologies, Inc.(1)	42,666	3,832
Mastercard, Inc. Class A	5,095	1,348
Maxim Integrated Products, Inc.	1,751	105
Microchip Technology, Inc.	1,567	136
Micron Technology, Inc.(1)	7,286	281
Microsoft Corp.	33,801	4,528
Motorola Solutions, Inc.	2,951	492
NetApp, Inc.	1,369	84
NVIDIA Corp.	3,925	645
Oracle Corp.	10,605	604
Paychex, Inc.	1,812	149
PayPal Holdings, Inc.(1)	6,688	766
Qorvo, Inc.(1)	763	51
QUALCOMM, Inc.	7,950	605
Red Hat, Inc.(1)	779	146
salesforce.com, Inc.(1)	9,782	1,484
Seagate Technology plc	1,409	66
Skyworks Solutions, Inc.	1,111	86
Symantec Corp.	2,701	59
Synopsys, Inc.(1)	1,895	244
TE Connectivity Ltd.	48,458	4,641
Texas Instruments, Inc.	6,090	699
Total System Services, Inc.	916	117
VeriSign, Inc.(1)	16,250	3,399
Visa, Inc. Class A	9,874	1,714
Western Digital Corp.	1,643	78
Western Union Co. (The)	2,448	49
Xerox Corp.	1,091	39
Xilinx, Inc.	1,672	197

		51,961

Materials—4.9%
Air Products & Chemicals, Inc.	7,502	1,698
Albemarle Corp.	2,757	194
Ball Corp.	79,121	5,537
Celanese Corp.	3,342	360

See Notes to Schedule of Investments

      RAMPART EQUITY TREND FUND

      SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

      JUNE 30, 2019

($ reported in thousands)
	Shares	Value
Materials—continued
DuPont de Nemours, Inc.	19,899	$1,494
Ecolab, Inc.	6,624	1,308
International Flavors & Fragrances, Inc.	2,721	395
Linde plc	18,625	3,740
PPG Industries, Inc.	6,246	729
Sherwin-Williams Co. (The)	2,164	992

		16,447

Real Estate—8.1%
American Tower Corp.	7,560	1,546
Apartment Investment & Management Co. Class A	7,329	367
AvalonBay Communities, Inc.	6,916	1,405
CBRE Group, Inc. Class A(1)	105,237	5,399
Crown Castle International Corp.	7,167	934
Digital Realty Trust, Inc.	3,590	423
Duke Realty Corp.	31,466	995
Equinix, Inc.	1,426	719
Equity Residential	18,361	1,394
Essex Property Trust, Inc.	3,255	950
Extra Space Storage, Inc.	2,177	231
HCP, Inc.	34,893	1,116
Iron Mountain, Inc.	4,883	153
Mid-America Apartment Communities, Inc.	5,626	662
Prologis, Inc.	55,354	4,434
Public Storage	2,566	611
SBA Communications, Corp.(1)	1,933	435
UDR, Inc.	13,828	621
Ventas, Inc.	26,892	1,838
Welltower, Inc.	29,780	2,428
Weyerhaeuser Co.	12,839	338

		26,999

Utilities—6.5%
AES Corp.	179,972	3,016
Alliant Energy Corp.	2,620	129
Ameren Corp.	4,959	372
American Electric Power Co., Inc.	5,492	483
American Water Works Co., Inc.	46,793	5,428

	Shares	Value
Utilities—continued
CenterPoint Energy, Inc.	10,133	$290
CMS Energy Corp.	5,726	332
Consolidated Edison, Inc.	6,603	579
Dominion Energy, Inc.	16,196	1,252
DTE Energy Co.	3,698	473
Duke Energy Corp.	8,086	714
Edison International	3,596	242
Entergy Corp.	2,109	217
Evergy, Inc.	2,695	162
Eversource Energy	3,560	270
Exelon Corp.	10,839	520
FirstEnergy Corp.	5,610	240
NextEra Energy, Inc.	5,295	1,085
NiSource, Inc.	7,539	217
NRG Energy, Inc.	72,528	2,547
Pinnacle West Capital Corp.	1,249	118
PPL Corp.	8,011	248
Public Service Enterprise Group, Inc.	10,228	602
Sempra Energy	5,576	766
Southern Co. (The)	11,617	642
WEC Energy Group, Inc.	6,371	531
Xcel Energy, Inc.	5,726	341

		21,816

TOTAL COMMON STOCKS
(Identified Cost $ 293,315)		331,275

TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $ 293,315)		331,275

TOTAL INVESTMENTS—99.1%
(Identified Cost $ 293,315)		$331,275
Other assets and liabilities, net—0.9%		2,987

NET ASSETS—100.0%		$334,262

Footnote Legend:

(1)	Non-income producing.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$331,275	$331,275

Total Investments	$331,275	$331,275

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)
	Shares	Value
COMMON STOCKS—35.8%

Communication Services—1.4%
Akamai Technologies, Inc.(1)	1,465	$ 117
Interpublic Group of Cos., Inc. (The)	4,546	103
Netflix, Inc.(1)	323	119
Omnicom Group, Inc.	2,594	212
Viacom, Inc. Class B	265	8
Walt Disney Co. (The)	1,319	184

		743

Consumer Discretionary—6.5%
Advance Auto Parts, Inc.	278	43
Amazon.com, Inc.(1)	140	265
AutoZone, Inc.(1)	95	104
Booking Holdings, Inc.(1)	15	28
CarMax, Inc.(1)	632	55
Carnival Corp.	1,098	51
Chipotle Mexican Grill, Inc.(1)	24	18
Darden Restaurants, Inc.	117	14
Dollar General Corp.	764	103
Dollar Tree, Inc.(1)	703	75
eBay, Inc.	278	11
Expedia Group, Inc.	40	5
Foot Locker, Inc.	300	13
Gap, Inc. (The)	565	10
Garmin Ltd.	3,872	309
H&R Block, Inc.	10,898	319
Hilton Worldwide Holdings, Inc.	786	77
Home Depot, Inc. (The)	1,120	233
L Brands, Inc.	600	16
Lowe’s Cos., Inc.	796	80
Marriott International, Inc. Class A	744	104
McDonald’s Corp.	734	152
NIKE, Inc. Class B	3,728	313
Norwegian Cruise Line Holdings Ltd.(1)	582	31
O’Reilly Automotive, Inc.(1)	305	113
Ross Stores, Inc.	1,017	101
Royal Caribbean Cruises Ltd.	462	56
Starbucks Corp.	1,165	98
Target Corp.	1,508	131
Tiffany & Co.	801	75
TJX Cos., Inc. (The)	3,271	173
Tractor Supply Co.	887	97
Ulta Beauty, Inc.(1)	415	144
Yum! Brands, Inc.	294	33

		3,450

Consumer Staples—2.3%
Coca-Cola Co. (The)	2,936	149
Costco Wholesale Corp.	506	134
Coty, Inc. Class A	2,119	28
Estee Lauder Cos., Inc. (The) Class A	1,544	283
Monster Beverage Corp.(1)	299	19
PepsiCo, Inc.	1,075	141
Sysco Corp.	4,425	313
Walmart, Inc.	1,616	179

		1,246

Financials—4.1%
Aflac, Inc.	1,351	74
Allstate Corp. (The)	479	49

	Shares	Value
Financials—continued
American Express Co.	1,224	$ 151
Aon plc	550	106
Bank of America Corp.	2,670	77
Berkshire Hathaway, Inc. Class B(1)	1,455	310
Capital One Financial Corp.	840	76
Chubb Ltd.	660	97
Cincinnati Financial Corp.	219	23
Citigroup, Inc.	698	49
Discover Financial Services	581	45
Everest Re Group Ltd.	1,276	315
Gallagher (Arthur J.) & Co.	422	37
Jefferies Financial Group, Inc.	191	4
JPMorgan Chase & Co.	985	110
Lincoln National Corp.	367	24
Loews Corp.	387	21
Marsh & McLennan Cos., Inc.	1,169	117
MetLife, Inc.	1,728	86
Principal Financial Group, Inc.	470	27
Progressive Corp. (The)	837	67
Prudential Financial, Inc.	736	74
Synchrony Financial	1,133	39
Torchmark Corp.	184	16
Travelers Cos., Inc. (The)	379	57
U.S. Bancorp	458	24
Unum Group	383	13
Wells Fargo & Co.	1,220	58
Willis Towers Watson plc	296	57

		2,203

Health Care—4.1%
Abbott Laboratories	678	57
ABIOMED, Inc.(1)	17	4
Agilent Technologies, Inc.	371	28
Align Technology, Inc.(1)	455	125
Allergan plc	84	14
Anthem, Inc.	210	59
Baxter International, Inc.	182	15
Becton, Dickinson & Co.	104	26
Boston Scientific Corp.(1)	533	23
Bristol-Myers Squibb Co.	449	20
Centene Corp.(1)	338	18
Cerner Corp.	4,365	320
Cooper Cos., Inc. (The)	312	105
Danaher Corp.	243	35
DENTSPLY SIRONA, Inc.	1,484	87
Edwards Lifesciences Corp.(1)	81	15
Eli Lilly & Co.	237	26
HCA Healthcare, Inc.	1,772	239
Hologic, Inc.(1)	103	5
Humana, Inc.	110	29
IDEXX Laboratories, Inc.(1)	33	9
Illumina, Inc.(1)	175	64
Intuitive Surgical, Inc.(1)	44	23
IQVIA Holdings, Inc.(1)	186	30
Johnson & Johnson	736	102
Medtronic plc	517	50
Merck & Co., Inc.	702	59
Mettler-Toledo International, Inc.(1)	29	24
Mylan NV(1)	139	3
Nektar Therapeutics(1)	47	2
PerkinElmer, Inc.	131	13
Perrigo Co. plc	34	2

See Notes to Schedule of Investments

RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)
	Shares	Value
Health Care—continued
Pfizer, Inc.	1,523	$66
ResMed, Inc.	55	7
Stryker Corp.	120	25
Teleflex, Inc.	18	6
Thermo Fisher Scientific, Inc.	474	139
UnitedHealth Group, Inc.	776	189
Universal Health Services, Inc. Class B	557	73
Varian Medical Systems, Inc.(1)	35	5
Waters Corp.(1)	81	17
WellCare Health Plans, Inc.(1)	41	12
Zimmer Biomet Holdings, Inc.	78	9
Zoetis, Inc.	132	15

		2,194

Industrials—4.7%
Arconic, Inc.	194	5
Boeing Co. (The)	261	95
Caterpillar, Inc.	1,299	177
Cintas Corp.	754	179
Copart, Inc.(1)	1,814	136
CSX Corp.	991	77
Cummins, Inc.	329	56
Deere & Co.	1,888	313
Dover Corp.	236	24
Fastenal Co.	4,374	142
Flowserve Corp.	210	11
Fortive Corp.	476	39
General Dynamics Corp.	134	24
Huntington Ingalls Industries, Inc.	20	4
Illinois Tool Works, Inc.	489	74
Ingersoll-Rand plc	388	49
Kansas City Southern	128	16
L3 Technologies, Inc.	39	10
L3Harris Technologies, Inc.	58	11
Lockheed Martin Corp.	120	44
Norfolk Southern Corp.	344	69
Northrop Grumman Corp.	83	27
PACCAR, Inc.	786	56
Parker-Hannifin Corp.	209	35
Pentair plc	255	9
Raytheon Co.	136	24
Republic Services, Inc.	971	84
Rollins, Inc.	657	24
Snap-on, Inc.	90	15
Stanley Black & Decker, Inc.	244	35
Textron, Inc.	113	6
TransDigm Group, Inc.(1)	24	12
Union Pacific Corp.	914	155
United Rentals, Inc.(1)	604	80
United Technologies Corp.	394	51
W.W. Grainger, Inc.	345	92
Wabtec Corp.	363	26
Waste Management, Inc.	1,761	203
Xylem, Inc.	289	24

		2,513

Information Technology—5.6%
Adobe, Inc.(1)	351	103
Advanced Micro Devices, Inc.(1)	330	10
Alliance Data Systems Corp.	15	2
Amphenol Corp. Class A	1,704	164

	Shares	Value
Information Technology—continued
Analog Devices, Inc.	137	$15
ANSYS, Inc.(1)	60	12
Apple, Inc.	1,392	276
Arista Networks, Inc.(1)	53	14
Autodesk, Inc.(1)	157	26
Automatic Data Processing, Inc.	142	24
Broadcom, Inc.	147	42
Broadridge Financial Solutions, Inc.	38	5
Cadence Design Systems, Inc.(1)	203	14
Cisco Systems, Inc.	4,434	243
Citrix Systems, Inc.	91	9
Corning, Inc.	4,445	148
F5 Networks, Inc.(1)	61	9
Fidelity National Information Services, Inc.	106	13
Fiserv, Inc.(1)	128	12
FleetCor Technologies, Inc.(1)	28	8
FLIR Systems, Inc.	1,762	95
Fortinet, Inc.(1)	36	3
Global Payments, Inc.	51	8
Hewlett Packard Enterprise Co.	424	6
HP, Inc.	477	10
Intel Corp.	1,716	82
Intuit, Inc.	188	49
IPG Photonics Corp.(1)	294	45
Jack Henry & Associates, Inc.	25	3
Juniper Networks, Inc.	354	9
Keysight Technologies, Inc.(1)	2,457	221
Mastercard, Inc. Class A	294	78
Maxim Integrated Products, Inc.	101	6
Microchip Technology, Inc.	89	8
Micron Technology, Inc.(1)	413	16
Microsoft Corp.	1,942	260
Motorola Solutions, Inc.	170	28
NetApp, Inc.	78	5
NVIDIA Corp.	227	37
Oracle Corp.	610	35
Paychex, Inc.	105	9
PayPal Holdings, Inc.(1)	386	44
Qorvo, Inc.(1)	44	3
QUALCOMM, Inc.	458	35
Red Hat, Inc.(1)	45	8
salesforce.com, Inc.(1)	564	86
Seagate Technology plc	82	4
Skyworks Solutions, Inc.	64	5
Symantec Corp.	155	3
Synopsys, Inc.(1)	108	14
TE Connectivity Ltd.	2,797	268
Texas Instruments, Inc.	352	40
Total System Services, Inc.	53	7
VeriSign, Inc.(1)	934	195
Visa, Inc. Class A	570	99
Western Digital Corp.	93	4
Western Union Co. (The)	141	3
Xerox Corp.	63	2
Xilinx, Inc.	94	11

		2,993

Materials—1.8%
Air Products & Chemicals, Inc.	433	98
Albemarle Corp.	159	11
Ball Corp.	4,574	320
Celanese Corp.	193	21

See Notes to Schedule of Investments

RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)
	Shares	Value
Materials—continued
DuPont de Nemours, Inc.	1,147	$86
Ecolab, Inc.	382	76
International Flavors & Fragrances, Inc.	157	23
Linde plc	1,075	216
PPG Industries, Inc.	361	42
Sherwin-Williams Co. (The)	125	57

		950

Real Estate—2.9%
American Tower Corp.	436	89
Apartment Investment & Management Co. Class A	424	21
AvalonBay Communities, Inc.	400	81
CBRE Group, Inc. Class A(1)	6,071	312
Crown Castle International Corp.	412	54
Digital Realty Trust, Inc.	206	24
Duke Realty Corp.	1,820	58
Equinix, Inc.	82	41
Equity Residential	1,063	81
Essex Property Trust, Inc.	188	55
Extra Space Storage, Inc.	126	13
HCP, Inc.	2,020	65
Iron Mountain, Inc.	283	9
Mid-America Apartment Communities, Inc.	326	38
Prologis, Inc.	3,201	257
Public Storage	148	35
SBA Communications, Corp.(1)	112	25
UDR, Inc.	800	36
Ventas, Inc.	1,555	106
Welltower, Inc.	1,705	139
Weyerhaeuser Co.	723	19

		1,558

Utilities—2.4%
AES Corp.	10,409	174
Alliant Energy Corp.	151	7
Ameren Corp.	286	21
American Electric Power Co., Inc.	317	28
American Water Works Co., Inc.	2,696	313
CenterPoint Energy, Inc.	586	17
CMS Energy Corp.	331	19
Consolidated Edison, Inc.	382	34
Dominion Energy, Inc.	936	72
DTE Energy Co.	214	27
Duke Energy Corp.	467	41
Edison International	207	14
Entergy Corp.	122	13
Evergy, Inc.	156	9
Eversource Energy	206	16
Exelon Corp.	626	30
FirstEnergy Corp.	324	14

	Shares	Value
Utilities—continued
NextEra Energy, Inc.	305	$63
NiSource, Inc.	436	13
NRG Energy, Inc.	4,255	149
Pinnacle West Capital Corp.	72	7
PPL Corp.	463	14
Public Service Enterprise Group, Inc.	591	35
Sempra Energy	322	44
Southern Co. (The)	671	37
WEC Energy Group, Inc.	368	31
Xcel Energy, Inc.	331	20

		1,262

TOTAL COMMON STOCKS (Identified Cost $16,913)		19,112

EXCHANGE-TRADED FUNDS(2) —63.3%
Invesco DB Gold Fund	40,840	1,762
Invesco DB US Dollar Index Bullish Fund	67,519	1,753
iShares 1-3 Year Treasury Bond Index Fund	74,550	6,320
iShares 20+ Year Treasury Bond Index Fund	47,787	6,347
iShares China Large-Cap Index Fund	37,048	1,585
iShares iBoxx $ Investment Grade Corporate Bond
Index Fund	25,533	3,175
iShares MSCI Australia ETF	69,945	1,577
iShares MSCI Brazil Index Fund	36,862	1,612
iShares MSCI Hong Kong Index Fund	60,850	1,575
iShares MSCI India Index Fund	44,545	1,572
iShares MSCI Spain ETF	54,829	1,585
iShares MSCI Switzerland Index Fund	42,331	1,590
iShares MSCI Taiwan Index Fund	45,079	1,576
iShares U.S. Real Estate Index Fund	20,108	1,756

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $31,823)		33,785

TOTAL LONG-TERM INVESTMENTS—99.1% (Identified Cost $48,736)		52,897

TOTAL INVESTMENTS—99.1% (Identified Cost $48,736)		$52,897
Other assets and liabilities, net—0.9%		479

NET ASSETS—100.0%		$53,376

Abbreviation:

ETF Exchange-Traded Fund

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

See Notes to Schedule of Investments

RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$19,112	$19,112
Exchange-Traded Funds	33,785	33,785

Total Investments	$52,897	$52,897

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—98.9%

Communication Services—15.0%
Activision Blizzard, Inc.	30,400	$1,435
Akamai Technologies, Inc.(1)	1,300	104
Alphabet, Inc. Class A(1)	3,248	3,517
Alphabet, Inc. Class C(1)	3,325	3,594
AT&T, Inc.	43,121	1,445
CBS Corp. Class B	16,046	801
CenturyLink, Inc.	41,773	491
Charter Communications, Inc. Class A(1)	3,529	1,395
Comcast Corp. Class A	33,378	1,411
Discovery, Inc. Class A(1)	7,222	222
Discovery, Inc. Class C(1)	16,510	470
DISH Network Corp. Class A(1)	10,456	402
Electronic Arts, Inc.(1)	13,296	1,346
Facebook, Inc. Class A(1)	31,890	6,155
Fox Corp. Class A	16,081	589
Fox Corp. Class B	7,368	269
Interpublic Group of Cos., Inc. (The)	17,572	397
Netflix, Inc.(1)	4,051	1,488
News Corp. Class A	17,310	233
News Corp. Class B	5,555	78
Omnicom Group, Inc.	10,022	821
Take-Two Interactive Software, Inc.(1)	5,076	576
TripAdvisor, Inc.(1)	4,465	207
Twitter, Inc.(1)	32,938	1,149
Verizon Communications, Inc.	23,985	1,370
Viacom, Inc. Class B	16,007	478
Walt Disney Co. (The)	9,938	1,388

		31,831

Consumer Discretionary—14.8%
Advance Auto Parts, Inc.	1,024	158
Amazon.com, Inc.(1)	3,845	7,281
Aptiv plc	3,609	292
AutoZone, Inc.(1)	352	387
Best Buy Co., Inc.	3,308	231
Booking Holdings, Inc.(1)	612	1,147
BorgWarner, Inc.	2,918	122
Capri Holdings Ltd.(1)	2,176	75
CarMax, Inc.(1)	2,328	202
Carnival Corp.	5,753	268
Chipotle Mexican Grill, Inc.(1)	350	257
Darden Restaurants, Inc.	1,742	212
Dollar General Corp.	3,690	499
Dollar Tree, Inc.(1)	3,397	365
eBay, Inc.	11,637	460
Expedia Group, Inc.	1,672	222
Foot Locker, Inc.	1,591	67
Ford Motor Co.	54,530	558
Gap, Inc. (The)	3,004	54
Garmin Ltd.	1,732	138
General Motors Co.	18,606	717
Genuine Parts Co.	2,074	215
H&R Block, Inc.	2,871	84
Hanesbrands, Inc.	5,165	89
Harley-Davidson, Inc.	2,268	81
Hasbro, Inc.	1,633	173
Hilton Worldwide Holdings, Inc.	4,117	402
Home Depot, Inc. (The)	15,688	3,263
Horton (D.R.), Inc.	4,794	207
Kohl’s Corp.	2,296	109

	Shares	Value
Consumer Discretionary—continued
L Brands, Inc.	3,176	$83
Leggett & Platt, Inc.	1,850	71
Lennar Corp. Class A	4,067	197
LKQ Corp.(1)	4,459	119
Lowe’s Cos., Inc.	11,159	1,126
Macy’s, Inc.	4,446	95
Marriott International, Inc. Class A	3,897	547
McDonald’s Corp.	10,913	2,266
MGM Resorts International	7,272	208
Mohawk Industries, Inc.(1)	869	128
Newell Brands, Inc.	5,539	85
NIKE, Inc. Class B	17,770	1,492
Nordstrom, Inc.	1,543	49
Norwegian Cruise Line Holdings Ltd.(1)	3,049	164
O’Reilly Automotive, Inc.(1)	1,125	415
PulteGroup, Inc.	3,618	114
PVH Corp.	1,079	102
Ralph Lauren Corp.	759	86
Ross Stores, Inc.	5,409	536
Royal Caribbean Cruises Ltd.	2,418	293
Starbucks Corp.	17,308	1,451
Tapestry, Inc.	4,113	131
Target Corp.	7,276	630
Tiffany & Co.	1,545	145
TJX Cos., Inc. (The)	17,390	920
Tractor Supply Co.	1,707	186
Ulta Beauty, Inc.(1)	799	277
Under Armour, Inc. Class A(1)	2,675	68
Under Armour, Inc. Class C(1)	2,767	61
VF Corp.	4,622	404
Whirlpool Corp.	894	127
Wynn Resorts Ltd.	1,373	170
Yum! Brands, Inc.	4,365	483

		31,564

Consumer Staples—4.9%
Altria Group, Inc.	9,416	446
Archer-Daniels-Midland Co.	3,825	156
Brown-Forman Corp. Class B	1,129	63
Campbell Soup Co.	1,342	54
Church & Dwight Co., Inc.	1,676	123
Clorox Co. (The)	864	132
Coca-Cola Co. (The)	22,680	1,155
Colgate-Palmolive Co.	5,855	420
Conagra Brands, Inc.	3,594	95
Constellation Brands, Inc. Class A	1,134	223
Costco Wholesale Corp.	1,832	484
Coty, Inc. Class A	2,038	27
Estee Lauder Cos., Inc. (The) Class A	1,485	272
General Mills, Inc.	4,064	213
Hershey Co. (The)	949	127
Hormel Foods Corp.	1,863	76
J.M. Smucker Co. (The)	783	90
Kellogg Co.	1,709	92
Kimberly-Clark Corp.	2,331	311
Kraft Heinz Co. (The)	4,250	132
Kroger Co. (The)	5,497	119
Lamb Weston Holdings, Inc.	1,025	65
McCormick & Co., Inc.	830	129
Molson Coors Brewing Co. Class B	1,274	71
Mondelez International, Inc. Class A	8,709	469
Monster Beverage Corp.(1)	2,666	170

See Notes to Schedule of Investments

RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Consumer Staples—continued
PepsiCo, Inc.	8,305	$1,089
Philip Morris International, Inc.	6,152	483
Procter & Gamble Co. (The)	14,847	1,628
Sysco Corp.	3,220	228
Tyson Foods, Inc. Class A	2,017	163
Walgreens Boots Alliance, Inc.	5,104	279
Walmart, Inc.	8,308	918

		10,502

Financials—5.0%
Affiliated Managers Group, Inc.	170	16
Aflac, Inc.	2,477	136
Allstate Corp. (The)	1,112	113
American Express Co.	2,290	283
American International Group, Inc.	2,895	154
Ameriprise Financial, Inc.	451	66
Aon plc	802	155
Assurant, Inc.	205	22
Bank of America Corp.	29,287	849
Bank of New York Mellon Corp. (The)	2,914	129
BB&T Corp.	2,561	126
Berkshire Hathaway, Inc. Class B(1)	6,417	1,368
BlackRock, Inc.	397	186
Capital One Financial Corp.	1,571	143
Cboe Global Markets, Inc.	371	38
Charles Schwab Corp. (The)	3,915	157
Chubb Ltd.	1,532	226
Cincinnati Financial Corp.	510	53
Citigroup, Inc.	7,656	536
Citizens Financial Group, Inc.	1,511	53
CME Group, Inc.	1,186	230
Comerica, Inc.	509	37
Discover Financial Services	1,087	84
E*TRADE Financial Corp.	810	36
Everest Re Group Ltd.	136	34
Fifth Third Bancorp	2,420	68
First Republic Bank	549	54
Franklin Resources, Inc.	987	34
Gallagher (Arthur J.) & Co.	616	54
Goldman Sachs Group, Inc. (The)	1,135	232
Hartford Financial Services Group, Inc. (The)	1,214	68
Huntington Bancshares, Inc.	3,437	48
Intercontinental Exchange, Inc.	1,870	161
Invesco Ltd.	1,329	27
Jefferies Financial Group, Inc.	844	16
JPMorgan Chase & Co.	10,808	1,208
KeyCorp	3,332	59
Lincoln National Corp.	672	43
Loews Corp.	898	49
M&T Bank Corp.	452	77
Marsh & McLennan Cos., Inc.	1,707	170
MetLife, Inc.	3,169	157
Moody’s Corp.	551	108
Morgan Stanley	4,251	186
MSCI, Inc.	283	68
Nasdaq, Inc.	384	37
Northern Trust Corp.	723	65
People’s United Financial, Inc.	1,306	22
PNC Financial Services Group, Inc. (The)	1,495	205
Principal Financial Group, Inc.	862	50
Progressive Corp. (The)	1,943	155
Prudential Financial, Inc.	1,349	136

	Shares	Value
Financials—continued
Raymond James Financial, Inc.	417	$35
Regions Financial Corp.	3,346	50
S&P Global, Inc.	825	188
State Street Corp.	1,235	69
SunTrust Banks, Inc.	1,486	93
SVB Financial Group(1)	173	39
Synchrony Financial	2,119	74
T. Rowe Price Group, Inc.	784	86
Torchmark Corp.	337	30
Travelers Cos., Inc. (The)	879	131
U.S. Bancorp	5,017	263
Unum Group	701	24
Wells Fargo & Co.	13,383	633
Willis Towers Watson plc	432	83
Zions Bancorp NA	604	28

		10,613

Health Care—4.9%
Abbott Laboratories	5,350	450
AbbVie, Inc.	4,393	319
ABIOMED, Inc.(1)	135	35
Agilent Technologies, Inc.	953	71
Alexion Pharmaceuticals, Inc.(1)	677	89
Align Technology, Inc.(1)	220	60
Allergan plc	923	155
AmerisourceBergen Corp.	462	39
Amgen, Inc.	1,844	340
Anthem, Inc.	770	217
Baxter International, Inc.	1,436	118
Becton, Dickinson & Co.	819	206
Biogen, Inc.(1)	586	137
Boston Scientific Corp.(1)	4,200	180
Bristol-Myers Squibb Co.	4,956	225
Cardinal Health, Inc.	895	42
Celgene Corp.(1)	2,150	199
Centene Corp.(1)	1,241	65
Cerner Corp.	990	73
Cigna Corp.	1,146	181
Cooper Cos., Inc. (The)	151	51
CVS Health Corp.	3,874	211
Danaher Corp.	1,917	274
DaVita, Inc.(1)	380	21
DENTSPLY SIRONA, Inc.	716	42
Edwards Lifesciences Corp.(1)	638	118
Eli Lilly & Co.	2,615	290
Gilead Sciences, Inc.	3,849	260
HCA Healthcare, Inc.	803	109
Henry Schein, Inc.(1)	452	32
Hologic, Inc.(1)	813	39
Humana, Inc.	405	107
IDEXX Laboratories, Inc.(1)	261	72
Illumina, Inc.(1)	450	166
Incyte Corp.(1)	543	46
Intuitive Surgical, Inc.(1)	350	184
IQVIA Holdings, Inc.(1)	478	77
Johnson & Johnson	8,129	1,132
Laboratory Corporation of America Holdings(1)	298	51
McKesson Corp.	564	76
Medtronic plc	4,076	397
Merck & Co., Inc.	7,751	650
Mettler-Toledo International, Inc.(1)	76	64
Mylan NV(1)	1,534	29

See Notes to Schedule of Investments

RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Health Care—continued
Nektar Therapeutics(1)	515	$18
PerkinElmer, Inc.	335	32
Perrigo Co. plc	375	18
Pfizer, Inc.	16,793	727
Quest Diagnostics, Inc.	408	42
Regeneron Pharmaceuticals, Inc.(1)	235	74
ResMed, Inc.	437	53
Stryker Corp.	944	194
Teleflex, Inc.	140	46
Thermo Fisher Scientific, Inc.	1,220	358
UnitedHealth Group, Inc.	2,849	695
Universal Health Services, Inc. Class B	252	33
Varian Medical Systems, Inc.(1)	278	38
Vertex Pharmaceuticals, Inc.(1)	774	142
Waters Corp.(1)	210	45
WellCare Health Plans, Inc.(1)	152	43
Zimmer Biomet Holdings, Inc.	619	73
Zoetis, Inc.	1,461	166

		10,496

Industrials—5.0%
3M Co.	2,669	463
A.O. Smith Corp.	648	31
Alaska Air Group, Inc.	561	36
Allegion plc	433	48
American Airlines Group, Inc.	1,792	58
AMETEK, Inc.	1,049	95
Arconic, Inc.	1,840	48
Boeing Co. (The)	2,472	900
Caterpillar, Inc.	2,647	361
Cintas Corp.	387	92
Copart, Inc.(1)	930	70
CSX Corp.	3,520	272
Cummins, Inc.	672	115
Deere & Co.	1,476	245
Delta Air Lines, Inc.	2,718	154
Dover Corp.	673	67
Eaton Corp. plc	1,961	163
Emerson Electric Co.	2,832	189
Equifax, Inc.	556	75
Expeditors International of Washington, Inc.	781	59
Fastenal Co.	2,630	86
FedEx Corp.	1,081	177
Flowserve Corp.	601	32
Fortive Corp.	1,360	111
Fortune Brands Home & Security, Inc.	639	37
General Dynamics Corp.	1,266	230
General Electric Co.	40,121	421
Honeywell International, Inc.	3,358	586
Hunt (JB) Transport Services, Inc.	396	36
Huntington Ingalls Industries, Inc.	191	43
IHS Markit Ltd.(1)	1,673	107
Illinois Tool Works, Inc.	1,397	211
Ingersoll-Rand plc	1,109	140
Jacobs Engineering Group, Inc.	527	44
Johnson Controls International plc	3,676	152
Kansas City Southern	455	55
L3 Technologies, Inc.	369	90
L3Harris Technologies, Inc.	548	104
Lockheed Martin Corp.	1,137	413
Masco Corp.	1,359	53
Nielsen Holdings plc	1,630	37

	Shares	Value
Industrials—continued
Norfolk Southern Corp.	1,220	$243
Northrop Grumman Corp.	789	255
PACCAR, Inc.	1,605	115
Parker-Hannifin Corp.	597	102
Pentair plc	728	27
Quanta Services, Inc.	657	25
Raytheon Co.	1,289	224
Republic Services, Inc.	987	86
Robert Half International, Inc.	540	31
Robinson (C.H.) Worldwide, Inc.	623	53
Rockwell Automation, Inc.	547	90
Rollins, Inc.	667	24
Roper Technologies, Inc.	479	175
Snap-on, Inc.	256	42
Southwest Airlines Co.	2,243	114
Stanley Black & Decker, Inc.	698	101
Textron, Inc.	1,071	57
TransDigm Group, Inc.(1)	227	110
Union Pacific Corp.	3,247	549
United Continental Holdings, Inc.(1)	1,007	88
United Parcel Service, Inc. Class B	3,163	327
United Rentals, Inc.(1)	363	48
United Technologies Corp.	3,731	486
Verisk Analytics, Inc.	754	110
W.W. Grainger, Inc.	207	56
Wabtec Corp.	742	53
Waste Management, Inc.	1,789	206
Xylem, Inc.	827	69

		10,572

Information Technology—19.6%
Accenture plc Class A	5,194	960
Adobe, Inc.(1)	3,859	1,137
Advanced Micro Devices, Inc.(1)	6,961	211
Alliance Data Systems Corp.	361	51
Amphenol Corp. Class A	2,389	229
Analog Devices, Inc.	2,898	327
ANSYS, Inc.(1)	662	136
Apple, Inc.	34,878	6,903
Applied Materials, Inc.	7,339	330
Arista Networks, Inc.(1)	412	107
Autodesk, Inc.(1)	1,727	281
Automatic Data Processing, Inc.	3,473	574
Broadcom, Inc.	3,108	895
Broadridge Financial Solutions, Inc.	930	119
Cadence Design Systems, Inc.(1)	2,234	158
Cisco Systems, Inc.	34,379	1,882
Citrix Systems, Inc.	995	98
Cognizant Technology Solutions Corp. Class A	4,542	288
Corning, Inc.	6,246	208
DXC Technology Co.	2,126	117
F5 Networks, Inc.(1)	476	69
Fidelity National Information Services, Inc.	2,587	317
Fiserv, Inc.(1)	3,122	285
FleetCor Technologies, Inc.(1)	687	193
FLIR Systems, Inc.	1,071	58
Fortinet, Inc.(1)	1,140	88
Gartner, Inc.(1)	720	116
Global Payments, Inc.	1,244	199
Hewlett Packard Enterprise Co.	10,593	158
HP, Inc.	11,938	248
Intel Corp.	36,225	1,734

See Notes to Schedule of Investments

RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Information Technology—continued
International Business Machines Corp.	7,107	$980
Intuit, Inc.	2,064	539
IPG Photonics Corp.(1)	282	44
Jack Henry & Associates, Inc.	616	83
Juniper Networks, Inc.	2,747	73
Keysight Technologies, Inc.(1)	1,497	134
KLA-Tencor Corp.	1,281	151
Lam Research Corp.	1,177	221
Mastercard, Inc. Class A	7,176	1,898
Maxim Integrated Products, Inc.	2,129	127
Microchip Technology, Inc.	1,878	163
Micron Technology, Inc.(1)	8,695	336
Microsoft Corp.	61,126	8,188
Motorola Solutions, Inc.	1,314	219
NetApp, Inc.	1,946	120
NVIDIA Corp.	4,791	787
Oracle Corp.	19,189	1,093
Paychex, Inc.	2,554	210
PayPal Holdings, Inc.(1)	9,429	1,079
Qorvo, Inc.(1)	928	62
QUALCOMM, Inc.	9,673	736
Red Hat, Inc.(1)	1,413	265
salesforce.com, Inc.(1)	6,195	940
Seagate Technology plc	2,039	96
Skyworks Solutions, Inc.	1,354	105
Symantec Corp.	4,889	106
Synopsys, Inc.(1)	1,189	153
TE Connectivity Ltd.	2,687	257
Texas Instruments, Inc.	7,413	851
Total System Services, Inc.	1,290	166
VeriSign, Inc.(1)	831	174
Visa, Inc. Class A	13,910	2,414
Western Digital Corp.	2,321	110
Western Union Co. (The)	3,431	68
Xerox Corp.	1,568	56
Xilinx, Inc.	1,984	234

		41,714

Materials—5.0%
Air Products & Chemicals, Inc.	3,417	773
Albemarle Corp.	1,644	116
Amcor plc(1)	25,746	296
Avery Dennison Corp.	1,319	153
Ball Corp.	5,294	371
Celanese Corp.	1,993	215
CF Industries Holdings, Inc.	3,514	164
Corteva, Inc.(1)	11,674	345
Dow, Inc.	9,086	448
DuPont de Nemours, Inc.	11,579	869
Eastman Chemical Co.	2,177	169
Ecolab, Inc.	3,859	762
FMC Corp.	2,082	173
Freeport-McMoRan, Inc.	22,983	267
International Flavors & Fragrances, Inc.	1,623	235
International Paper Co.	6,239	270
Linde plc	8,471	1,701
LyondellBasell Industries NV Class A	4,780	412
Martin Marietta Materials, Inc.	979	225
Mosaic Co. (The)	5,564	139
Newmont Goldcorp Corp.	13,156	506
Nucor Corp.	4,881	269
Packaging Corporation of America	1,487	142

	Shares	Value
Materials—continued
PPG Industries, Inc.	3,732	$436
Sealed Air Corp.	2,439	104
Sherwin-Williams Co. (The)	1,265	580
Vulcan Materials Co.	2,069	284
Westrock Co.	4,014	146

		10,570

Real Estate—4.9%
Alexandria Real Estate Equities, Inc.	1,590	224
American Tower Corp.	6,221	1,272
Apartment Investment & Management Co. Class A	2,089	105
AvalonBay Communities, Inc.	1,971	400
Boston Properties, Inc.	2,198	284
CBRE Group, Inc. Class A(1)	4,300	221
Crown Castle International Corp.	5,874	766
Digital Realty Trust, Inc.	2,941	346
Duke Realty Corp.	5,009	158
Equinix, Inc.	1,174	592
Equity Residential	5,233	397
Essex Property Trust, Inc.	927	271
Extra Space Storage, Inc.	1,789	190
Federal Realty Investment Trust	1,052	135
HCP, Inc.	6,742	216
Host Hotels & Resorts, Inc.	10,505	191
Iron Mountain, Inc.	4,025	126
Kimco Realty Corp.	5,912	109
Macerich Co. (The)	1,478	50
Mid-America Apartment Communities, Inc.	1,604	189
Prologis, Inc.	8,812	706
Public Storage	2,109	502
Realty Income Corp.	4,427	305
Regency Centers Corp.	2,344	156
SBA Communications, Corp.(1)	1,592	358
Simon Property Group, Inc.	4,376	699
SL Green Realty Corp.	1,194	96
UDR, Inc.	3,941	177
Ventas, Inc.	5,196	355
Vornado Realty Trust	2,436	156
Welltower, Inc.	5,698	465
Weyerhaeuser Co.	10,285	271

		10,488

Utilities—19.8%
AES Corp.	34,587	580
Alliant Energy Corp.	12,269	602
Ameren Corp.	12,798	961
American Electric Power Co., Inc.	25,725	2,264
American Water Works Co., Inc.	9,399	1,090
Atmos Energy Corp.	6,071	641
CenterPoint Energy, Inc.	26,210	750
CMS Energy Corp.	14,779	856
Consolidated Edison, Inc.	17,060	1,496
Dominion Energy, Inc.	41,821	3,234
DTE Energy Co.	9,545	1,221
Duke Energy Corp.	37,832	3,338
Edison International	16,768	1,130
Entergy Corp.	9,864	1,015
Evergy, Inc.	12,618	759
Eversource Energy	16,712	1,266
Exelon Corp.	50,769	2,434
FirstEnergy Corp.	26,274	1,125

See Notes to Schedule of Investments

RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Utilities—continued
NextEra Energy, Inc.	24,767	$5,074
NiSource, Inc.	19,487	561
NRG Energy, Inc.	14,178	498
Pinnacle West Capital Corp.	5,848	550
PPL Corp.	37,528	1,164
Public Service Enterprise Group, Inc.	26,400	1,553
Sempra Energy	14,392	1,978
Southern Co. (The)	54,430	3,009
WEC Energy Group, Inc.	16,425	1,369
Xcel Energy, Inc.	26,846	1,597

		42,115

TOTAL COMMON STOCKS
(Identified Cost $194,065)		210,465

TOTAL LONG-TERM INVESTMENTS—98.9%
(Identified Cost $194,065)		210,465

Value
TOTAL INVESTMENTS—98.9%
(Identified Cost $194,065)	$210,465
Other assets and liabilities, net—1.1%	2,307

NET ASSETS—100.0%	$212,772

Footnote Legend:

(1)	Non-income producing.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$210,465	$210,465

Total Investments	$210,465	$210,465

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)
	Shares	Value
COMMON STOCKS—95.1%

Communication Services—13.9%
Bharti Infratel Ltd. (India)	18,254,583	$ 70,622
Naspers Ltd. Class N (South Africa)	524,845	127,421
NCSoft Corp. (South Korea)	253,986	104,925
NetEase, Inc. ADR (China)	673,427	172,242
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	554,672,987	162,544
Tencent Holdings Ltd. (China)	4,959,458	223,857
Zee Entertainment Enterprises Ltd. (India)	21,616,103	106,049

		967,660

Consumer Discretionary—11.7%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	1,891,353	320,490
Eicher Motors Ltd. (India)	249,911	69,291
Lojas Renner S.A. (Brazil)	6,999,770	85,675
Sands China Ltd. (China)	13,107,551	62,671
Techtronic Industries Co., Ltd. (Hong Kong)	22,589,854	172,930
Yum China Holdings, Inc. (China)	2,213,058	102,243

		813,300

Consumer Staples—22.9%
Ambev S.A. ADR (Brazil)	59,899,378	279,730
Anheuser-Busch InBev NV (Belgium)	1,740,871	154,088
CP ALL PCL (Thailand)	39,735,612	111,106
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,473,707	239,331
Heineken NV (Netherlands)	1,934,896	215,925
ITC Ltd. (India)	30,059,382	119,253
LG Household & Health Care Ltd. (South Korea)	57,586	65,483
Unilever NV CVA (Netherlands)	4,186,817	254,990
Wal-Mart de Mexico SAB de C.V. (Mexico)	57,029,021	155,663

		1,595,569

Energy—1.3%
Ultrapar Participacoes S.A. (Brazil)	16,603,504	87,342

Financials—28.9%
B3 SA - Brasil Bolsa Balcao (Brazil)	6,214,758	60,740
Bancolombia SA Sponsored ADR (Colombia)	2,137,211	109,083
Bank Central Asia Tbk PT (Indonesia)	58,665,825	124,474
Bank Polska Kasa Opieki SA (Poland)	2,330,650	69,789
Bank Rakyat Persero Tbk PT (Indonesia)	475,854,702	146,857
Credicorp Ltd. (Peru)	472,071	108,062
HDFC Bank Ltd. (India)	10,585,018	374,737
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,168,830	111,879
Housing Development Finance Corp., Ltd. (India)	6,442,293	204,587
Itau Unibanco Holding SA Sponsored ADR (Brazil)	19,312,217	181,921
Kasikornbank PCL (Thailand)	22,111,566	136,631
Malayan Banking Bhd (Malaysia)	26,232,500	56,369
Public Bank Bhd (Malaysia)	11,710,925	65,179
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	425,252	98,703
United Overseas Bank Ltd. (Singapore)	8,490,585	163,976

		2,012,987

Industrials—0.6%
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	3,826,536	39,849

	Shares	Value
Information Technology—10.2%
HCL Technologies Ltd. (India)	10,268,731	$158,380
SK Hynix, Inc. (South Korea)	2,493,081	150,062
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14,403,809	110,836
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	909,007	35,606
Tata Consultancy Services Ltd. (India)	7,862,934	253,701

		708,585

Real Estate—1.2%
Link REIT (Hong Kong)	6,867,513	84,397

Utilities—4.4%
Equatorial Energia S.A. (Brazil)	3,029,708	72,880
Infraestructura Energetica Nova SAB de C.V. (Mexico)	23,754,501	93,477
Power Grid Corp. of India Ltd. (India)	47,072,077	141,092

		307,449

TOTAL COMMON STOCKS
(Identified Cost $5,769,058)		6,617,138

WARRANTS—2.4%

Consumer Staples—2.4%
Vietnam Dairy Products JSC (Vietnam)	6,714,729	35,454
Wuliangye Yibin Co., Ltd. (China)	7,722,603	132,551

		168,005

TOTAL WARRANTS
(Identified Cost $155,035)		168,005

TOTAL LONG-TERM INVESTMENTS—97.5%
(Identified Cost $5,924,093)		6,785,143

TOTAL INVESTMENTS—97.5%
(Identified Cost $5,924,093)		$6,785,143
Other assets and liabilities, net—2.5%		172,457

NET ASSETS—100.0%		$6,957,600

Abbreviations:

ADR American Depositary Receipt

REIT Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.

Country Weightings†

India	22%
China	15
Brazil	11
Mexico	8
Netherlands	7
Indonesia	6
South Korea	6
Other	25

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$6,617,138	$6,617,138	$ —
Warrants	168,005	—	168,005

Total Investments	$6,785,143	$6,617,138	$168,005

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—97.4%

Communication Services—4.4%
Alphabet, Inc. Class C (United States)(1)	21,332	$ 23,058
Cellnex Telecom SA 144A (Spain)(2)	296,283	10,963
Tencent Holdings Ltd. (China)	292,650	13,209

		47,230

Consumer Discretionary—11.9%
adidas AG (Germany)	76,288	23,552
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	127,213	21,556
Booking Holdings, Inc. (Netherlands)(1)	18,453	34,594
Flutter Entertainment plc (Ireland)	120,979	9,099
LVMH Moet Hennessy Louis Vuitton SE (France)	40,262	17,136
Techtronic Industries Co., Ltd. (Hong Kong)	3,080,850	23,584

		129,521

Consumer Staples—20.0%
Alimentation Couche-Tard, Inc. Class B (Canada)	666,062	41,915
Anheuser-Busch InBev NV (Belgium)	421,416	37,300
Diageo plc (United Kingdom)	399,349	17,162
Heineken NV (Netherlands)	100,303	11,193
L’Oreal SA (France)	38,921	11,087
Nestle S.A. Registered Shares (Switzerland)	384,948	39,851
Unilever NV CVA (Netherlands)	614,510	37,426
Wal-Mart de Mexico SAB de C.V. (Mexico)	7,531,720	20,558

		216,492

Financials—10.1%
HDFC Bank Ltd. (India)	1,470,869	52,073
HDFC Bank Ltd. ADR (India)	11,685	1,519
Housing Development Finance Corp., Ltd. (India)	752,405	23,894
Itau Unibanco Holding SA Sponsored ADR (Brazil)	1,534,780	14,458
London Stock Exchange Group plc (United Kingdom)	252,033	17,559

		109,503

Health Care—6.7%
Alcon, Inc. (Switzerland)(1)	274,983	16,980
CSL Ltd. (Australia)	87,817	13,255
Grifols SA (Spain)(3)	884,713	26,156
Medtronic plc (United States)	169,281	16,487

		72,878

Industrials—24.4%
Ashtead Group plc (United Kingdom)	571,170	16,350
Bunzl plc (United Kingdom)	543,055	14,324
CAE, Inc. (Canada)	605,229	16,273
Canadian National Railway Co. (Canada)	261,119	24,167
DCC plc (Ireland)	230,179	20,521
Kingspan Group plc (Ireland)	329,332	17,885
Kingspan Group plc (Ireland)	11,408	620
RELX plc (United Kingdom)	1,125,430	27,232
Rentokil Initial plc (United Kingdom)	4,519,166	22,813
Safran SA (France)	227,376	33,314
Teleperformance (France)	130,517	26,150
Vinci SA (France)	227,901	23,339

	Shares	Value
Industrials—continued
Wolters Kluwer N.V. (Netherlands)	304,980	$ 22,202

		265,190

Information Technology—14.1%
Constellation Software, Inc. (Canada)	29,939	28,217
Keyence Corp. (Japan)	42,240	25,909
Mastercard, Inc. Class A (United States)	122,956	32,525
SAP SE (Germany)	225,127	30,914
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	349,342	13,684
Tata Consultancy Services Ltd. (India)	670,379	21,630

		152,879

Materials—2.6%
Air Liquide SA (France)	201,416	28,182

Utilities—3.2%
Equatorial Energia S.A. (Brazil)	526,143	12,656
Power Grid Corp. of India Ltd. (India)	7,507,142	22,502

		35,158

TOTAL COMMON STOCKS
(Identified Cost $736,418)		1,057,033

TOTAL LONG-TERM INVESTMENTS—97.4%
(Identified Cost $736,418)		1,057,033

SECURITIES LENDING COLLATERAL—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(4)(5)	4,792,793	4,793

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $4,793)		4,793

TOTAL INVESTMENTS—97.9%
(Identified Cost $741,211)		$1,061,826
Other assets and liabilities, net—2.1%		23,112

NET ASSETS—100.0%		$1,084,938

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $10,963 or 1.0% of net assets.

(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Country Weightings†

France	13%
India	12
United Kingdom	11
Canada	10
Netherlands	10
United States	7
Switzerland	5
Other	32

Total	100%

† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,057,033	$1,057,033
Securities Lending
Collateral	4,793	4,793

Total Investments	$1,061,826	$1,061,826

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—97.9%

Communication Services—6.4%
Alphabet, Inc. Class C (United States)(1)	9,327	$10,081
Tencent Holdings Ltd. (China)	63,646	2,873
Walt Disney Co. (The) (United States)	46,612	6,509

		19,463

Consumer Discretionary—18.8%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	31,949	5,414
Amazon.com, Inc. (United States)(1)	5,891	11,155
Booking Holdings, Inc. (Netherlands)(1)	3,819	7,159
EssilorLuxottica SA (France)	14,974	1,954
Flutter Entertainment plc (Ireland)	75,760	5,698
Industria de Diseno Textil SA (Spain)	204,077	6,138
NIKE, Inc. Class B (United States)	60,731	5,098
O’Reilly Automotive, Inc. (United States)(1)	7,375	2,724
Royal Caribbean Cruises Ltd. (United States)	34,441	4,175
Starbucks Corp. (United States)	38,509	3,228
TJX Cos., Inc. (The) (United States)	93,847	4,963

		57,706

Consumer Staples—18.6%
Alimentation Couche-Tard, Inc. Class B (Canada)	157,316	9,900
Ambev S.A. ADR (Brazil)	712,600	3,328
Anheuser-Busch InBev NV (Belgium)	70,204	6,214
Coca-Cola Co. (The) (United States)	124,424	6,336
Nestle S.A. Registered Shares (Switzerland)	76,100	7,878
PepsiCo, Inc. (United States)	48,094	6,306
Reckitt Benckiser Group plc (United Kingdom)	59,379	4,686
Unilever NV CVA (Netherlands)	178,952	10,899
Wal-Mart de Mexico SAB de C.V. (Mexico)	556,325	1,518

		57,065

Financials—14.5%
Berkshire Hathaway, Inc. Class B (United States)(1)	35,742	7,619
CME Group, Inc. (United States)	35,555	6,901
HDFC Bank Ltd. (India)	327,299	11,587
HDFC Bank Ltd. ADR (India)	18,224	2,370
Housing Development Finance Corp., Ltd. (India)	304,110	9,658
M&T Bank Corp. (United States)	18,573	3,159
PNC Financial Services Group, Inc. (The) (United States)	23,056	3,165

		44,459

Health Care—12.4%
Becton, Dickinson & Co. (United States)	26,355	6,642
Boston Scientific Corp. (United States)(1)	100,511	4,320
Johnson & Johnson (United States)	34,497	4,805
Medtronic plc (United States)	99,972	9,736
UnitedHealth Group, Inc. (United States)	50,804	12,396

		37,899

	Shares	Value

Industrials—7.4%
Canadian National Railway Co. (Canada)	49,818	$4,611
DCC plc (Ireland)	37,617	3,354
RELX plc (United Kingdom)	192,903	4,668
Safran SA (France)	69,149	10,131

		22,764

Information Technology—17.2%
Keyence Corp. (Japan)	6,010	3,686
Mastercard, Inc. Class A (United States)	48,725	12,889
Microsoft Corp. (United States)	85,136	11,405
SAP SE (Germany)	66,430	9,122
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	86,986	3,407
Visa, Inc. Class A (United States)	69,332	12,033

		52,542

Materials—1.3%
Martin Marietta Materials, Inc. (United States)	17,895	4,118

Real Estate—1.3%
American Tower Corp. (United States)	19,472	3,981
TOTAL COMMON STOCKS
(Identified Cost $ 204,871)		299,997
TOTAL LONG-TERM INVESTMENTS—97.9%
(Identified Cost $ 204,871)		299,997

TOTAL INVESTMENTS—97.9%
(Identified Cost $ 204,871)		$299,997
Other assets and liabilities, net—2.1%		6,376

NET ASSETS—100.0%		$306,373

Abbreviation:
ADR American Depositary Receipt
Footnote Legend:
(1) Non-income producing.
Country Weightings†
United States		55%
India		8
Netherlands		6
Canada		5
France		4
United Kingdom		3
Germany		3
Other		16
Total		100%
† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$299,997	$299,997

Total Investments	$299,997	$299,997

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)
	Shares	Value
PREFERRED STOCK—2.6%

Health Care—2.6%
Grifols SA (Preference Shares), Class B, 0.000% (Spain)	6,077	$126

TOTAL PREFERRED STOCK (Identified Cost $99)		126

COMMON STOCKS—92.3%

Communication Services—1.0% Cellnex Telecom SA 144A (Spain)(1)	1,303	48

Consumer Discretionary—11.2%
adidas AG (Germany)	265	82
Booking Holdings, Inc. (Netherlands)(2)	87	163
Brunello Cucinelli S.p.A (Italy)	239	8
EssilorLuxottica SA (France)	667	87
Flutter Entertainment plc (Ireland)	960	72
Hermes International (France)	13	9
Industria de Diseno Textil SA (Spain)	2,071	62
LVMH Moet Hennessy Louis Vuitton SE (France)	149	64

		547

Consumer Staples—22.6%
Anheuser-Busch InBev NV (Belgium)	1,767	156
Diageo plc (United Kingdom)	1,876	81
Heineken NV (Netherlands)	957	107
L’Oreal SA (France)	168	48
Nestle S.A. Registered Shares (Switzerland)	2,402	249
Pernod Ricard SA (France)	269	49
Philip Morris International, Inc. (United States)	1,383	109
Reckitt Benckiser Group plc (United Kingdom)	754	59
Unilever NV CVA (Netherlands)	4,062	247

		1,105

Financials—8.9%
ABN AMRO Bank NV CVA 144A (Netherlands)(1)	1,908	41
AIB Group plc (Ireland)	9,205	38
Bankinter SA (Spain)	5,313	36
Groupe Bruxelles Lambert SA (Belgium)	523	51
KBC Group NV (Belgium)	642	42
London Stock Exchange Group plc (United Kingdom)	1,810	126
Pargesa Holding SA (Switzerland)	466	36
Svenska Handelsbanken AB Class A (Sweden)	2,738	27
UBS Group AG Registered Shares (Switzerland)	3,252	39

		436

Health Care—9.2%
Alcon, Inc. (Switzerland)(2)	783	49
Coloplast A/S Class B (Denmark)	622	70
Eurofins Scientific SE (Luxembourg)(3)	149	66
Fresenius Medical Care AG & Co. KGaA (Germany)	857	67
Lonza Group AG (Switzerland)(2)	146	49
Medtronic plc (United States)	1,539	150

		451

	Shares	Value

Industrials—24.1%
Aena SME SA 144A (Spain)(1)	503	$100
Ashtead Group plc (United Kingdom)	2,652	76
Bunzl plc (United Kingdom)	2,359	62
DCC plc (Ireland)	1,178	105
Kingspan Group plc (Ireland)	1,310	71
RELX plc (United Kingdom)	5,490	133
Rentokil Initial plc (United Kingdom)	16,986	86
Safran SA (France)	1,009	148
Teleperformance (France)	626	125
Vinci SA (France)	1,449	148
Wolters Kluwer N.V. (Netherlands)	1,655	121

		1,175

Information Technology—10.2%
Accenture plc Class A (United States)	1,008	186
Amadeus IT Group SA (Spain)	1,091	87
SAP SE (Germany)	1,647	226

		499

Materials—4.6%
Air Liquide SA (France)	939	132
Sika AG Registered Shares (Switzerland)	557	95

		227

Real Estate—0.5%
Unibail-Rodamco-Westfield (Netherlands)(3)	153	23

TOTAL COMMON STOCKS (Identified Cost $3,060)		4,511

TOTAL LONG-TERM INVESTMENTS—94.9% (Identified Cost $3,159)		4,637

SECURITIES LENDING COLLATERAL—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(4)(5)	89,979	90

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $90)		90

TOTAL INVESTMENTS—96.7% (Identified Cost $3,249)		$4,727
Other assets and liabilities, net—3.3%		159

NET ASSETS—100.0%		$4,886

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $189 or 3.9% of net assets.

(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Country Weightings†

France	17%
Netherlands	15
United Kingdom	13
United States	11
Switzerland	11
Spain	10
Germany	8
Other	15

Total	100%

† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,511	$4,511
Preferred Stock	126	126
Securities Lending
Collateral	90	90

Total Investments	$4,727	$4,727

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Note 1. Security Valuation

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Funds’ most recent semi or annual report.